                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                   Investment Company Act file number: 811-214


                           SENTINEL GROUP FUNDS, INC.
               (Exact name of registrant as specified in charter)

                 National Life Drive, Montpelier, Vermont 05604
               (Address of principal executive offices) (zip code)


                            Sentinel Advisors Company
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (802) 229-3900

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

ITEM 1.  REPORT TO SHAREHOLDERS

                            Sentinel Family of Funds

                               Semi-Annual Report

                                  May 31, 2003

--------------------------------------------------------------------------------

              [LOGO] Sentinel Group Funds, Inc. (SGF)

                     Sentinel Pennsylvania
                     Tax-Free Trust (PA)

                     National Life Drive,
                     Montpelier, Vermont 05604

                     (800) 282-FUND(3863)

--------------------------------------------------------------------------------
                     Table of Contents

                      2 Message to Shareholders
                      4 Understanding your Sentinel Funds Financial Statements 5 Fund Performance
                      6 Sentinel Flex Cap Opportunity Fund
                     11 Sentinel Small Company Fund
                     16 Sentinel Mid Cap Growth Fund
                     21 Sentinel International Equity Fund
                     26 Sentinel Growth Index Fund
                     31 Sentinel Common Stock Fund
                     36 Sentinel Balanced Fund
                     42 Sentinel High Yield Bond Fund
                     48 Sentinel Capital Markets Income Fund
                     54 Sentinel Bond Fund
                     59 Sentinel Tax-Free Income Fund
                     63 Sentinel New York Tax-Free Income Fund
                     67 Sentinel Government Securities Fund
                     71 Sentinel Short Maturity Government Fund
                     77 Sentinel U.S. Treasury Money Market Fund
                     81 Sentinel Pennsylvania Tax-Free Trust
                     85 Notes to Financial Statements (SGF & PA)
                     92 Services for Shareholders
                     95 Directors/Trustees and Officers
                     99 A Brief History

The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.

On the cover:
The coolest spot

Stretching out for 158 feet, the Bartonsville Covered Bridge carries the well-named Pleasant Valley Road over the Williams River in Bartonsville, Windham County. Built in 1871, it is one of the longest covered bridges in Vermont.

Original watercolor by Douglas Fryer

--------------------------------------------------------------------------------

                            Message to Shareholders

[PHOTO]
Joseph M. Rob
President

Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended May 31, 2003.

The Economy

The pace of economic activity continued to be restrained during the period, with an annualized growth rate of 1.7% over the past six months. Business capital spending has yet to exhibit the traditional cyclical resurgence witnessed during economic upswings. Given continued excess capacity in most industries and slow final demand growth, the majority of companies opted to focus on efficiency and cost cutting measures, and in paying down debt or refinancing at attractive prevailing interest rates. Until business investment growth resumes, we expect economic growth to remain subpar, although positive.

     During the six-month period, the consumer sector continued to be the one area of notable strength in the economy, defying predictions of a slowdown. Low interest rates have been very beneficial, allowing for mortgage refinancing at multi-decade low interest rates, allowing consumers to take out "excess" cash from appreciated property values. Also bolstered by solid real wage growth, consumers continued their normal spending patterns throughout the slow growth environment we have experienced over the past two years. In the future, while we expect consumer spending growth to remain positive, we believe it is critical for other areas to exhibit stronger growth to enhance overall economic activity.

     The Federal Reserve has applied unprecedented stimulus in an effort to reinvigorate economic activity and prevent the economy from lapsing into recession once again. Short-term interest rates have been slashed, and longer-term rates have trended meaningfully lower. Corporate borrowing costs have improved dramatically as a result. Congress recently approved the President's tax cut proposals, a measure that, along with substantially increased federal spending on defense and services, should provide added stimulus to the domestic economy. Internationally, major economies in Europe and Asia experienced the same slow or no-growth dynamic as in the U.S. During the past two months, we finally witnessed synchronized steps among many international central banks to increase money supply and provide abundant liquidity to resuscitate their economies. We believe these steps could be the pivotal measures that will lead to renewed stronger worldwide economic growth in the future.

     While the past few years have been very difficult for the economy and in the stock market, time has allowed many companies to address their problems and restructure for a more positive environment. The war concerns that affected markets over the past few months have subsided. We are encouraged by the more positive tone of the economy recently, and expect solid progress in the quarters ahead.

Financial Markets

Equities

The stock market experienced exceptional volatility during the past six months, mainly due to concerns about slow economic growth and worries over the Iraqi conflict. Stocks provided solid positive returns over the period, with the S&P 500 Index up 4%, the NASDAQ up 8%, and the lagging Dow Industrials Industrial Average up just 1%. Yet, these moderate numbers do not tell the full story. From November 30 to the mid-March lows, declines of stock indices ranged from 10 to 15%. From mid-March to May 31 the indices increased by 20 to 25%, staging an impressive rally that surprised many investors. Technology, consumer discretionary, utilities and financial stocks led the surge, but all sectors registered positive returns. We are happy to note that all our funds have performed well and participated fully in this move.

     While the strong performance has heartened investors and reinvigorated confidence, many are questioning the duration and meaning of the strengthening stock market. We believe that it reflects early signs that the pace of economic activity worldwide is about to recover after a number of below-average years. The many

--------------------------------------------------------------------------------

stimulative monetary activities discussed above should ultimately lead to better growth and higher earnings for corporations. Stocks anticipate such changes and are often a leading indicator of future growth. While we have seen a number of false starts in the bear market of the past three years, the stock market dynamic during the last few months has been quite different. Many more stocks have performed well, earnings have been above expectations for more companies, and the quality of earnings has improved materially after the shenanigans witnessed in recent years. While the stock market is not cheap by many fundamental measures, we think stocks can continue to perform well as earnings grow from cyclically depressed levels.

     We are thus constructive on a cyclical recovery in the economy and in the stock market. We do not envision an environment like the '90s, with exceptional returns over many years. In our opinion, that was a once-in-a-generation phenomenon, not to be repeated. However, we believe stocks will provide competitive returns when compared to other financial instruments. After three difficult years, it is gratifying to report stronger equity returns - and more important, a more normal and constructive outlook.

Fixed Income

     During the six-month period ended May 31, 2003, interest rates fell approximately 80 basis points to their lowest levels since the 1950s. Recently, the Federal Reserve Board expressed its concerns regarding the impact of disinflation on the U.S. economy. As a result, the bond market experienced a powerful rally in May, with long maturity U.S. Treasury securities outperforming short and intermediate-term U.S. Treasury issues by a wide margin. Yield-starved investors continue to reach for high levels of investment income by extending out the yield curve, as well as favoring high yield bonds.

     According to the Lehman Indices, the High Yield Index returned 16.8% during the six-month period; the U.S. Credit Index was up 10.8%; U.S. Treasury Index rose 7.1%; and the Mortgage-Backed Securities Index was up a mere 2.5%. With interest rates at historic lows, prepayment rates on mortgage-backed securities surged to all-time highs, resulting in significant price pressures on the mortgage-backed securities sector. In fact, the mortgage-backed securities market did not even exist the last time interest rates were this low.

     Given its relatively strong performance over the past 3 years and the low absolute level of interest rates, we believe the bond market is extremely vulnerable to a major correction, should the U.S. economy gain traction. However, we do not think the Federal Reserve will raise interest rates until the U.S. economy produces strong gains in employment.

     We thank you for your continued support and look forward to effectively meeting your investment needs in the years ahead.

Sincerely,


/s/ Joseph M. Rob
-----------------
Joseph M. Rob
President

June 16, 2003

--------------------------------------------------------------------------------

             Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

     .    a list of each investment
     .    the number of shares/par amount of each stock, bond or short-term note
     .    the market value of each investment
     .    the percentage of investments in each industry
     .    the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

     Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

     .    income earned from investments
     .    management fees and other expenses
     . gains or losses from selling investments (known as realized gains or losses)
     . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

     . operations - a summary of the Statement of Operations for the most recent period
     .    distributions - income and gains distributed to shareholders
     . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

     .    share price at the beginning of the period
     .    investment income and capital gains or losses
     .    income and capital gains distributions paid to shareholders
     .    share price at the end of the period

It also includes some key statistics for the period:

     . total return - the overall percentage return of the fund, assuming reinvestment of all distributions
     . expense ratio - operating expenses as a percentage of average net assets
     . net income ratio - net investment income as a percentage of average net assets
     . portfolio turnover - the percentage of the portfolio that was replaced during the period.

--------------------------------------------------------------------------------

                                Fund Performance

Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.

                                                                       For the period from
                                                                    12/01/02 through 05/31/03
                                                         ------------------------------------------------
                                                          05/31/03
                                                          Net Asset                 Capital
Sentinel                             Fund        Nasdaq   Value Per    Income         Gain        Total
Fund                                 Class       Symbol     Share     Dividends   Distributions   Return*
---------------------------------------------------------------------------------------------------------
Flex Cap Opportunity              "A" Shares      SCOAX     $ 3.86      $  --         $  --          9.66%
                                  -----------------------------------------------------------------------
                                  "B" Shares      SFCBX       3.73         --            --          9.06
                                  -----------------------------------------------------------------------
                                  "C" Shares      SFOCX       3.75         --            --          9.01
---------------------------------------------------------------------------------------------------------
Small Company                     "A" Shares      SAGWX       5.73         --            --         10.83
                                  -----------------------------------------------------------------------
                                  "B" Shares      SESBX       5.18         --            --         10.45
                                  -----------------------------------------------------------------------
                                  "C" Shares      SSCOX       5.61         --            --         10.22
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                    "A" Shares      SNTNX      11.09         --            --          7.46
                                  -----------------------------------------------------------------------
                                  "B" Shares      SMGBX      10.42         --            --          6.76
                                  -----------------------------------------------------------------------
                                  "C" Shares      SMGCX      10.66         --            --          6.71
---------------------------------------------------------------------------------------------------------
International Equity              "A" Shares      SWRLX      11.84       0.19          0.07          2.47
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEWBX      11.68       0.03          0.07          1.89
                                  -----------------------------------------------------------------------
                                  "C" Shares      SWFCX      11.74         --          0.07          1.62
---------------------------------------------------------------------------------------------------------
Growth Index                      "A" Shares      SIDAX      12.59       0.06            --          1.78
                                  -----------------------------------------------------------------------
                                  "B" Shares      SBGRX      12.28         --            --          1.40
                                  -----------------------------------------------------------------------
                                  "C" Shares      SGICX      11.84         --            --          0.34
---------------------------------------------------------------------------------------------------------
Common Stock                      "A" Shares      SENCX      27.02       0.12            --          5.66
                                  -----------------------------------------------------------------------
                                  "B" Shares      SNCBX      26.81       0.01            --          5.18
                                  -----------------------------------------------------------------------
                                  "C" Shares      SCSCX      26.81       0.01            --          5.12
---------------------------------------------------------------------------------------------------------
Balanced                          "A" Shares      SEBLX      14.86       0.14            --          6.48
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEBBX      14.91       0.09            --          6.03
                                  -----------------------------------------------------------------------
                                  "C" Shares      SBACX      14.87       0.08            --          5.99
                                  -----------------------------------------------------------------------
                                  "D" Shares      SBLDX      14.80       0.06            --          5.81
---------------------------------------------------------------------------------------------------------
High Yield                        "A" Shares      SEHYX       7.85       0.32            --          9.40
                                  -----------------------------------------------------------------------
                                  "B" Shares      SYLBX       7.84       0.29            --          9.05
                                  -----------------------------------------------------------------------
                                  "C" Shares      SHBCX       7.90       0.28            --          8.74
---------------------------------------------------------------------------------------------------------
Capital Markets Income            "A" Shares**    SECMX      10.82       0.08            --          9.01
                                  -----------------------------------------------------------------------
                                  "B" Shares**    SMKBX      10.82       0.07            --          8.93
                                  -----------------------------------------------------------------------
                                  "C" Shares**    SMKCX      10.82       0.07            --          8.92
---------------------------------------------------------------------------------------------------------
Bond                              "A" Shares      SNBDX       6.40       0.14            --          7.87
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEDBX       6.42       0.11            --          7.36
---------------------------------------------------------------------------------------------------------
Tax-Free Income                   "A" Shares      SETIX      14.02       0.27            --          6.87
---------------------------------------------------------------------------------------------------------
New York Tax-Free Income          "A" Shares      SYIAX      12.84       0.24            --          6.87
---------------------------------------------------------------------------------------------------------
Government Securities             "A" Shares      SEGSX      10.61       0.23            --          4.88
---------------------------------------------------------------------------------------------------------
Short Maturity Government         "A" Shares      SSIGX       9.69       0.21            --          1.24
---------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market        "A" Shares      SNTXX       1.00       0.01            --          0.22
                                  -----------------------------------------------------------------------
                                  "B" Shares      SUBXX       1.00       0.01            --          0.16
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust       "A" Shares      SPATX      13.69       0.23            --          6.59
                                  -----------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 +                                         --         --            --          3.86
---------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++                                  --         --            --          6.29
---------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index +++                                 --         --            --          6.46
---------------------------------------------------------------------------------------------------------

* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values without regard to sales charges. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
**   Commenced operations March 10, 2003.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

--------------------------------------------------------------------------------

                       Sentinel Flex Cap Opportunity Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                                         Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 90.7%
Biotechnology 6.4%
* Amgen, Inc.                                               14,100   $   912,411
* Genentech, Inc.                                            5,800       363,138
* Genzyme Corp.                                             10,600       503,394
                                                                     -----------
                                                                       1,778,943
                                                                     -----------
Commercial Bank 1.8%
Mellon Financial Corp.                                      18,500       502,645
                                                                     -----------
Commercial Services & Supplies 1.0%
* Apollo Group, Inc. - Class A                               4,850       283,337
                                                                     -----------
Communication Equipment 4.3%
* Cisco Systems, Inc.                                       43,400       706,552
* Juniper Networks                                          35,900       498,292
                                                                     -----------
                                                                       1,204,844
                                                                     -----------
Communications 1.3%
Vodafone Group (ADR)                                        17,200       376,852
                                                                     -----------
Computer Related & Business Services 3.7%
* EMC Corp.                                                 67,300       728,186
* Network Appliance, Inc.                                   17,800       303,134
                                                                     -----------
                                                                       1,031,320
                                                                     -----------
Computers & Peripherals 1.3%
* Dell Computer Corp.                                       12,100       378,609
                                                                     -----------
Diversified Finanical Services 5.7%
Citigroup                                                   20,700       849,114
Countrywide Financial                                        3,700       272,505
Merrill Lynch & Co.                                         10,800       467,640
                                                                     -----------
                                                                       1,589,259
                                                                     -----------
Electronics 0.7%
* KLA-Tencor Corp.                                           4,000       184,920
                                                                     -----------
Energy Equipment & Services 2.9%
Halliburton Co.                                             19,400       463,078
* Smith Int'l., Inc.                                         8,800       359,832
                                                                     -----------
                                                                         822,910
                                                                     -----------
Financial Services 0.8%
Bank of New York                                             7,900       228,626
                                                                     -----------
Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc.                                        7,050       370,900
                                                                     -----------
Health Care Equipment & Supplies 3.0%
Alcon, Inc.                                                  4,500       191,250
* Boston Scientific Corp.                                    5,200       270,920
* Zimmer Holdings, Inc.                                      8,200       367,852
                                                                     -----------
                                                                         830,022
                                                                     -----------
Health Care Facilities 1.3%
Guidant Corp.                                                8,400       355,152
                                                                     -----------
Industrial Conglomerates 3.0%
General Electric                                            29,100       835,170
                                                                     -----------
Insurance 1.7%
American Int'l. Group                                        8,000       463,040
                                                                     -----------
Internet & Catalog Retail 3.0%
* EBay, Inc.                                                 8,125       826,393
                                                                     -----------
Internet & Software Services 1.9%
* Yahoo!, Inc.                                              17,600   $   525,360
                                                                     -----------
Machinery 2.2%
* Broadcom Corp.                                            17,400       425,952
Danaher Corp.                                                2,800       187,376
                                                                     -----------
                                                                         613,328
                                                                     -----------
Media 5.9%
* AOL Time Warner, Inc.                                     38,200       581,404
* Comcast Corp.                                             14,200       427,562
* Liberty Media Corp.                                       31,500       368,550
* Viacom, Inc. - Class B                                     6,200       282,224
                                                                     -----------
                                                                       1,659,740
                                                                     -----------
Medical Services 1.6%
* Gilead Sciences, Inc.                                      8,600       453,736
                                                                     -----------
Pharmaceuticals 13.5%
Abbott Labs                                                 11,100       494,505
Allergan, Inc.                                               7,700       555,247
* Barr Laboratories                                          9,900       522,225
Johnson & Johnson                                            4,400       239,140
Merck & Co., Inc.                                           13,600       755,888
Pfizer, Inc.                                                16,480       511,209
Teva Pharmaceutical (ADR)                                    7,500       380,168
Wyeth                                                        7,050       309,143
                                                                     -----------
                                                                       3,767,525
                                                                     -----------
Retailing 3.2%
Gap, Inc.                                                   52,000       884,000
                                                                     -----------
Semiconductor 4.3%
* Intersil Holding Corp.                                    23,200       567,008
Maxim Integrated Products                                    5,500       215,655
* Micron Technology, Inc.                                   21,700       245,644
* National Semi-Conductor Corp.                              6,600       164,736
                                                                     -----------
                                                                       1,193,043
                                                                     -----------
Software 8.8%
Microsoft Corp.                                             42,000     1,033,620
* Oracle Corp.                                              85,500     1,112,355
* Veritas Software Corp.                                    11,200       310,800
                                                                     -----------
                                                                       2,456,775
                                                                     -----------
Specialty Retail 5.0%
* Abercrombie & Fitch Co.                                   17,150       489,633
* Best Buy, Inc.                                            12,800       495,360
Home Depot                                                  12,700       412,623
                                                                     -----------
                                                                       1,397,616
                                                                     -----------
Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc.                                                   5,700       319,143
                                                                     -----------
Total Common Stocks
(Cost $21,215,168)                                                    25,333,208
                                                                     -----------

                                                  Principal Amount       Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 8.9%
Federal Home Loan Bank 1.18%, 06/20/2003                500M         $   499,689
Federal Home Loan Bank 1.19%, 06/20/2003                300M             299,811
Federal Home Loan Mortgage Corp.
1.15%, 06/10/2003                                       300M             299,914
Federal Home Loan Mortgage Corp.
1.15%, 06/24/2003                                       100M              99,926
Federal National Mortgage Association
1.20%, 06/18/2003                                       200M             199,887
Federal National Mortgage Association
1.16%, 06/24/2003                                       200M             199,852
Federal National Mortgage Association
1.17%, 06/25/2003                                       400M             399,688
Federal National Mortgage Association
1.18%, 06/25/2003                                       100M              99,921
Federal National Mortgage Association
1.19%, 06/25/2003                                       200M             199,841
Federal National Mortgage Association
1.18%, 06/30/2003                                       100M              99,905
Federal National Mortgage Association
1.18%, 07/09/2003                                       100M              99,876
                                                                     -----------
Total U.S. Government Agency Obligations
(Cost $2,498,310)                                                      2,498,310
                                                                     -----------
Total Investments (Cost $23,713,478)**                                27,831,518

Excess of Other Assets Over Liabilities 0.4%                             101,484
                                                                     -----------
Net Assets                                                           $27,933,002
                                                                     ===========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized appreciation or federal income tax purposes aggregated $4,118,040 of which $4,224,534 related to appreciated securities and $106,494 related to depreciated securities. (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Flex Cap Opportunity Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $23,713,478)                            $ 27,831,518
Cash and cash equivalents                                                81,990
Receivable for securities sold                                          142,530
Receivable for fund shares sold                                          27,980
Receivable for dividends                                                 11,184
                                                                   ------------
   Total Assets                                                      28,095,202
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                         74,464
Payable for fund shares repurchased                                      29,971
Accrued expenses                                                          8,318
Management fee payable                                                   20,310
Distribution fee payable (Class A Shares)                                 4,209
Distribution fee payable (Class B Shares)                                13,242
Distribution fee payable (Class C Shares)                                 2,098
Fund service fee payable                                                  9,588
                                                                   ------------
   Total Liabilities                                                    162,200
                                                                   ------------
Net Assets Applicable to Outstanding shares                        $ 27,933,002
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares
$17,515,300 / 4,535,617 shares outstanding                         $       3.86
Sales Charge -- 5.00% of offering price                                    0.20
                                                                   ------------
Maximum Offering Price                                             $       4.06
                                                                   ============
   Class B Shares
$7,861,763 / 2,105,975 shares outstanding                          $       3.73
                                                                   ============
   Class C Shares
$2,555,939 / 682,122 shares outstanding                            $       3.75
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     73,237
Paid-in capital                                                      73,983,289
Accumulated distributions in excess of net investment income           (246,589)
Accumulated undistributed net realized loss on investments          (49,994,975)
Unrealized appreciation of investments                                4,118,040
                                                                   ------------
Net Assets                                                         $ 27,933,002
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                            $   63,717
Interest                                                                  6,393
                                                                     ----------
   Total Income                                                          70,110
                                                                     ----------
Expenses:
Management advisory fee                                                 113,017
Transfer agent fees                                                      82,200
Custodian fees                                                            9,984
Distribution expense (Class A Shares)                                    22,192
Distribution expense (Class B Shares)                                    35,653
Distribution expense (Class C Shares)                                    11,456
Accounting services                                                       4,265
Auditing fees                                                               900
Legal fees                                                                  550
Reports and notices to shareholders                                       7,100
Registration and filing fees                                             25,734
Directors' fees and expenses                                              1,661
Other                                                                     1,509
                                                                     ----------
   Total Expenses                                                       316,221
   Expense Offset                                                          (359)
                                                                     ----------
   Net Expenses                                                         315,862
                                                                     ----------
Net Investment Loss                                                    (245,752)
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                              (423,721)
Net change in unrealized appreciation (depreciation)                  2,814,197
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       2,390,476
                                                                     ----------
Net Increase in Net Assets from Operations                           $2,144,724
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Flex Cap Opportunity Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/03        Ended
                                                     (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment loss                                  $  (245,752)  $   (617,202)
Net realized loss on sales of investments               (423,721)   (11,407,621)
Net change in unrealized
   appreciation (depreciation)                         2,814,197       (154,533)
                                                     -----------   ------------
Net increase (decrease) in net assets
   from operations                                     2,144,724    (12,179,356)
                                                     -----------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
From net realized gain on investments
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                     -----------   ------------
Total distributions to shareholders                           --             --
                                                     -----------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                      2,897,006      3,132,134
   Class B Shares                                        963,259      1,644,534
   Class C Shares                                         79,659        651,308
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                     -----------   ------------
                                                       3,939,924      5,427,976
Less: Payments for shares reacquired
   Class A Shares                                     (3,728,332)    (5,958,241)
   Class B Shares                                     (1,479,223)    (3,082,747)
   Class C Shares                                       (249,025)      (844,203)
                                                     -----------   ------------
Decrease in net assets from
   capital share transactions                         (1,516,656)    (4,457,215)
                                                     -----------   ------------
Total Increase (Decrease) in Net Assets for period       628,068    (16,636,571)
Net Assets: Beginning of period                       27,304,934     43,941,505
                                                     -----------   ------------
Net Assets: End of period                            $27,933,002   $ 27,304,934
                                                     ===========   ============
Distributions in Excess of Net Investment
   Income at End of Period                           $  (246,589)  $       (836)
                                                     ===========   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months                                      Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended    2/25/00 through
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                 $  3.52           $  4.93        $  6.08         $ 10.00
                                                       -------           -------        -------         -------
Income (Loss) from Investment Operations
Net investment loss                                      (0.03)            (0.06)         (0.04)          (0.02)
Net realized and unrealized gain (loss) on
   investments                                            0.37             (1.35)         (1.11)          (3.90)
                                                       -------           -------        -------         -------
Total from investment operations                          0.34             (1.41)         (1.15)          (3.92)
                                                       -------           -------        -------         -------
Less Distributions
Dividends from net investment income                        --                --             --              --
Distributions from realized gains on investments            --                --             --              --
                                                       -------           -------        -------         -------
Total Distributions                                         --                --             --              --
                                                       -------           -------        -------         -------
Net asset value at end of period                       $  3.86           $  3.52        $  4.93         $  6.08
                                                       =======           =======        =======         =======
Total Return (%) *                                        9.66 ++         (28.60)        (18.91)         (39.20)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           2.08 +            1.80           1.75            1.55 +
Ratio of net investment loss to average
   net assets (%)                                        (1.51)+           (1.34)         (0.80)          (0.37)+
Portfolio turnover rate (%)                                 64 ++            197            109             122 ++
Net assets at end of period (000 omitted)              $17,515           $17,000        $27,213         $31,303

                                                       Six Months                                      Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended    2/25/00 through
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                  $ 3.42           $  4.85        $  6.03         $ 10.00
                                                        ------           -------        -------         -------
Income (Loss) from Investment Operations
Net investment loss                                      (0.04)            (0.10)         (0.09)          (0.08)
Net realized and unrealized gain (loss) on
   investments                                            0.35             (1.33)         (1.09)          (3.89)
                                                        ------           -------        -------         -------
Total from investment operations                          0.31             (1.43)         (1.18)          (3.97)
                                                        ------           -------        -------         -------
Less Distributions
Dividends from net investment income                        --                --             --              --
Distributions from realized gains on investments            --                --             --              --
                                                        ------           -------        -------         -------
Total Distributions                                         --                --             --              --
                                                        ------           -------        -------         -------
Net asset value at end of period                        $ 3.73           $  3.42        $  4.85         $  6.03
                                                        ======           =======        =======         =======
Total Return (%) *                                        9.06 ++         (29.48)        (19.57)         (39.70)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           3.22 +            2.89           2.71            2.42 +
Ratio of net investment loss to average
   net assets (%)                                        (2.66)+           (2.43)         (1.75)          (1.28)+
Portfolio turnover rate (%)                                 64 ++            197            109             122 ++
Net assets at end of period (000 omitted)               $7,862           $ 7,775        $12,841         $15,602

(A)  Commenced operations February 25, 2000.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months                                      Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended    2/25/00 through
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (A)(B)
--------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                 $ 3.44            $  4.85        $  6.04         $ 10.00
                                                       ------            -------        -------         -------
Income (Loss) from Investment Operations
Net investment loss                                     (0.05)             (0.09)         (0.09)          (0.08)
Net realized and unrealized gain (loss) on
   investments                                           0.36              (1.32)         (1.10)          (3.88)
                                                       ------            -------        -------         -------
Total from investment operations                         0.31              (1.41)         (1.19)          (3.96)
                                                       ------            -------        -------         -------
Less Distributions
Dividends from net investment income                       --                 --             --              --
Distributions from realized gains on investments           --                 --             --              --
                                                       ------            -------        -------         -------
Total Distributions                                        --                 --             --              --
                                                       ------            -------        -------         -------
Net asset value at end of period                       $ 3.75            $  3.44        $  4.85         $  6.04
                                                       ======            =======        =======         =======
Total Return (%) *                                       9.01++           (29.07)        (19.70)         (39.60)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          3.32+              2.68           2.66            2.28+
Ratio of net investment loss to average
   net assets (%)                                       (2.76)+            (2.22)         (1.70)          (1.15)+
Portfolio turnover rate (%)                                64++              197            109             122++
Net assets at end of period (000 omitted)              $2,556            $ 2,530        $ 3,887         $ 4,940

(A)  Commenced operations February 25, 2000.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Small Company Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                                        Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 87.3%
Consumer Discretionary 13.5%
Applebee's Int'l., Inc.                                   150,000   $  4,603,500
Bob Evans Farms, Inc.                                     300,000      7,731,000
* Fossil, Inc.                                             64,000      1,436,800
Fred's, Inc.                                              150,000      5,518,500
* Gentex Corp.                                            150,000      4,671,000
Harte-Hanks, Inc.                                         350,000      6,401,500
* Jack in the Box, Inc.                                   200,000      4,204,000
La-Z-Boy, Inc.                                            300,000      6,573,000
Lee Enterprises                                           200,000      7,532,000
* Nautica Enterprises, Inc.                               350,000      3,692,500
Polaris Industries, Inc.                                   25,000      1,502,750
* Regis Corp.                                             250,000      7,300,000
Ruby Tuesday, Inc.                                        250,000      5,767,500
Unifirst Corp.                                            350,000      6,300,000
                                                                    ------------
                                                                      73,234,050
                                                                    ------------

Consumer Staples 7.5%
Casey's General Stores                                    500,000      6,955,000
Church & Dwight, Inc.                                     250,000      7,947,500
* Hain Celestial Group, Inc.                              500,000      8,640,000
Lancaster Colony Corp.                                    150,000      5,803,500
Sensient Technologies Corp.                               500,000     11,320,000
                                                                    ------------
                                                                      40,666,000
                                                                    ------------
Energy 8.0%
Cabot Oil & Gas Corp. - Class A                           250,000      6,772,500
* Cal Dive Int'l., Inc.                                   200,000      4,446,000
Carbo Ceramics, Inc.                                      125,000      4,850,000
* Forest Oil Corp.                                        300,000      7,329,000
* Newfield Exploration Co.                                100,000      3,746,000
* Remington Oil & Gas Co.                                 150,000      2,878,500
* Stone Energy Corp.                                      150,000      6,135,000
* TETRA Technologies, Inc.                                250,000      7,380,000
                                                                    ------------
                                                                      43,537,000
                                                                    ------------
Financials 9.8%
Arthur J. Gallagher & Co.                                 300,000      8,175,000
Chateau Communities                                        50,100      1,501,998
East West Bancorp, Inc.                                   150,000      5,497,500
Fulton Financial Corp. PA                                 250,000      5,147,500
HCC Insurance Holdings, Inc.                              350,000     10,027,500
Liberty Property Trust                                    100,000      3,327,000
Sun Communities, Inc.                                     150,000      5,911,500
UCBH Holdings, Inc.                                       100,000      2,595,000
Waddell & Reed Financial                                  300,000      6,795,000
Wilmington Trust Corp.                                    150,000      4,350,000
                                                                    ------------
                                                                      53,327,998
                                                                    ------------
Health Care 10.8%
* Accredo Health, Inc.                                    150,000      3,189,000
* Covance, Inc.                                           150,000      2,854,500
* Diversa Corp.                                           250,000      2,735,000
* First Health Group Corp.                                250,000      6,415,000
* Genencor Int'l., Inc.                                   250,000      3,672,500
* IDEXX Laboratories, Inc.                                150,000      5,367,000
* Integra LifeSciences Holdings                           150,000      4,233,000
* Invitrogen Corp.                                        250,000      9,755,000
Omnicare, Inc.                                            150,000      4,072,500
* Priority Healthcare - Class B                           100,000      2,255,000
* ResMed, Inc.                                            150,000      5,970,000
* Thoratec Corp.                                          250,000      3,432,500
Vital Signs, Inc.                                         183,800      4,760,420
                                                                    ------------
                                                                      58,711,420
                                                                    ------------
Industrials 16.0%
ABM Industries                                            700,000   $ 10,346,000
* Aeroflex, Inc.                                          550,000      4,317,500
Clarcor, Inc.                                             200,000      7,280,000
* CUNO, Inc.                                              145,300      5,374,647
Donaldson Co., Inc.                                       200,000      8,390,000
G&K Services, Inc. - Class A                              150,000      4,384,500
HEICO Corp. - Class A                                     500,000      3,460,000
Pall Corp.                                                300,000      6,516,000
Reliance Steel & Aluminum Co.                             250,000      4,802,500
* SOURCECORP, Inc.                                        500,000      9,515,000
Teleflex, Inc.                                            150,000      6,469,500
Thomas Industries, Inc.                                   106,600      3,134,040
Viad Corp.                                                350,000      7,091,000
* West Corp.                                              250,000      6,225,000
                                                                    ------------
                                                                      87,305,687
                                                                    ------------
Information Technology 17.8%
* Activision, Inc.                                        400,000      6,792,000
* Actuate Corp.                                         1,000,000      1,800,000
* BearingPoint, Inc.                                      500,000      4,745,000
* Black Box Corp.                                         150,000      5,581,500
* Cable Design Technologies                               350,000      2,642,500
* Ceridian Corp.                                          600,000     10,350,000
* Ciber, Inc.                                             650,000      3,926,000
* Entegris, Inc.                                          200,000      2,482,000
Factset Research Systems, Inc.                            100,000      3,850,000
* Filenet Corp.                                           250,000      4,172,500
* Keane, Inc.                                             250,000      2,817,500
* Kronos, Inc.                                             50,000      2,445,000
* MAXIMUS, Inc.                                           337,400      9,028,824
* National Processing, Inc.                               350,000      5,876,500
* 02 Micro Int'l. Ltd.                                    250,000      3,847,500
* Perot Systems Corp.                                     750,000      7,957,500
* Plantronics, Inc.                                       325,000      6,997,250
* Rogers Corp.                                            250,000      8,255,000
* Serena Software, Inc.                                   150,000      2,970,000
                                                                    ------------
                                                                      96,536,574
                                                                    ------------
Materials 3.1%
Aptargroup, Inc.                                          200,000      7,000,000
Engelhard Corp.                                           150,000      3,772,500
Ferro Corp.                                               250,000      6,145,000
                                                                    ------------
                                                                      16,917,500
                                                                    ------------
Utilities 0.8%
* Southwestern Energy Co.                                 300,000      4,506,000
                                                                    ------------
Total Common Stocks (Cost $410,217,129)                              474,742,229
                                                                    ------------

                                                 Principal Amount      Value
                                                    (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 6.5%
Coca Cola Corp. 1.20% 6/17/03                          5,900M       $  5,896,853
Nestle Capital Corp. 1.20%, 6/13/03                   11,900M         11,895,240
Toyota Credit Corp. 1.23%, 06/03/03                   10,000M          9,999,317
Toyota Credit Corp. 1.22%, 06/19/03                    7,500M          7,495,425
                                                                    ------------
Total Corporate Short-Term Notes
   (Cost $35,286,835)                                                 35,286,835
                                                                    ------------

U.S. Government Agency Obligations 5.1%
Federal National Mortgage Association
   1.17%, 6/05/03                                     11,700M         11,698,479
Federal National Mortgage Association
   1.16%, 6/09/03                                     10,000M          9,997,422
Federal National Mortgage Association
   1.17%, 6/11/03                                      6,000M          5,998,050
                                                                    ------------
Total U.S. Government Agency Obligations
   (Cost $27,693,951)                                                 27,693,951
                                                                    ------------
Total Investments (Cost $473,197,915)**                              537,723,015

Excess of Other Assets Over Liabilities 1.1%                           5,845,133
                                                                    ------------
Net Assets                                                          $543,568,148
                                                                    ============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized appreciation for federal income tax purposes aggregated $64,525,100 of which $82,997,760 related to appreciated securities and $18,472,660 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Small Company Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $473,197,915)                           $537,723,015
Cash and cash equivalents                                             1,369,212
Receivable for securities sold                                        2,978,389
Receivable for fund shares sold                                       5,401,272
Receivable for dividends and interest                                   290,885
                                                                   ------------
   Total Assets                                                     547,762,773
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      3,107,659
Payable for fund shares repurchased                                     478,406
Accrued expenses                                                         72,876
Management fee payable                                                  257,524
Distribution fee payable (Class A Shares)                               104,931
Distribution fee payable (Class B Shares)                                58,386
Distribution fee payable (Class C Shares)                                34,438
Fund service fee payable                                                 80,405
                                                                   ------------
   Total Liabilities                                                  4,194,625
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $543,568,148
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares
$426,333,707/ 74,456,684 shares outstanding                        $       5.73
Sales Charge -- 5.00% of offering price                                    0.30
                                                                   ------------
Maximum Offering Price                                             $       6.03
                                                                   ============
   Class B Shares
$72,386,934 / 13,986,346 shares outstanding                        $       5.18
                                                                   ============
   Class C Shares
$44,847,507/ 7,989,669 shares outstanding                          $       5.61
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    964,327
Paid-in capital                                                     494,270,956
Accumulated distributions in excess of net investment income           (877,609)
Accumulated undistributed net realized loss on investments          (15,314,626)
Unrealized appreciation of investments                               64,525,100
                                                                   ------------
Net Assets                                                         $543,568,148
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 1,903,136
Interest                                                                318,654
                                                                    -----------
   Total Income                                                       2,221,790
                                                                    -----------
Expenses:
Management advisory fee                                               1,287,559
Transfer agent fees                                                     556,795
Custodian fees                                                           26,270
Distribution expense (Class A Shares)                                   502,757
Distribution expense (Class B Shares)                                   301,660
Distribution expense (Class C Shares)                                   158,748
Accounting services                                                      71,800
Auditing fees                                                            15,200
Legal fees                                                               23,500
Reports and notices to shareholders                                      46,000
Registration and filing fees                                             46,127
Directors' fees and expenses                                             27,905
Other                                                                    34,903
                                                                    -----------
   Total Expenses                                                     3,099,224
   Expense Offset                                                        (7,770)
                                                                    -----------
   Net Expenses                                                       3,091,454
                                                                    -----------
Net Investment Loss                                                    (869,664)
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                            (1,052,122)
Net change in unrealized appreciation                                53,552,828
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      52,500,706
                                                                    -----------
Net Increase in Net Assets from Operations                          $51,631,042
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Small Company Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/03        Ended
                                                     (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment loss                                 $   (869,664)  $ (1,529,571)
Net realized loss on sales of investments             (1,052,122)   (14,559,500)
Net change in unrealized
   appreciation (depreciation)                        53,552,828    (17,849,012)
                                                    ------------   ------------
Net increase (decrease) in net assets
   from operations                                    51,631,042    (33,938,083)
                                                    ------------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                             --           --
   Class B Shares                                             --           --
   Class C Shares                                             --           --
From realized gain on investments
   Class A Shares                                             --     (1,920,318)
   Class B Shares                                             --       (423,503)
   Class C Shares                                             --        (24,143)
                                                    ------------   ------------
Total distributions to shareholders                           --     (2,367,964)
                                                    ------------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    114,486,214    206,480,496
   Class B Shares                                     14,574,312     33,165,505
   Class C Shares                                     17,103,474     26,170,976
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                           --        1,802,964
   Class B Shares                                           --          415,962
   Class C Shares                                           --           22,045
                                                    ------------   ------------
                                                     146,164,000    268,057,948
Less: Payments for shares reacquired
   Class A Shares                                    (38,981,833)   (80,883,038)
   Class B Shares                                     (7,813,730)   (10,497,609)
   Class C Shares                                     (1,686,566)    (1,167,682)
                                                    ------------   ------------
Increase in net assets from
   capital share transactions                         97,681,871    175,509,619
                                                    ------------   ------------
Total Increase in Net Assets for period              149,312,913    139,203,572
Net Assets: Beginning of period                      394,255,235    255,051,663
                                                    ------------   ------------
Net Assets: End of period                           $543,568,148   $394,255,235
                                                    ============   ============
Distributions in Excess of Net Investment
   Income at End of Period                          $   (877,609)  $     (7,946)
                                                    ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Small Company Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                               Six Months
                                            Ended 5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                               (Unaudited)      11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period          $   5.17          $   5.61       $   7.02       $   5.74      $   5.67     $   6.30
                                                --------          --------       --------       --------      --------     --------
Income (Loss) from Investment Operations
Net investment loss                                (0.01)            (0.02)            --             --         (0.01)          --
Net realized and unrealized gain (loss)
   on investments                                   0.57             (0.37)          0.33           2.00          0.69         0.14
                                                --------          --------       --------       --------      --------     --------
Total from investment operations                    0.56             (0.39)          0.33           2.00          0.68         0.14
                                                --------          --------       --------       --------      --------     --------
Less Distributions
Dividends from net investment income                  --                --             --             --            --         0.02
Distributions from realized gains on
   investments                                        --              0.05           1.74           0.72          0.61         0.75
                                                --------          --------       --------       --------      --------     --------
Total Distributions                                   --              0.05           1.74           0.72          0.61         0.77
                                                --------          --------       --------       --------      --------     --------
Net asset value at end of period                $   5.73          $   5.17       $   5.61       $   7.02      $   5.74     $   5.67
                                                ========          ========       ========       ========      ========     ========
Total Return (%) *                                 10.83++           (7.03)          6.85          39.48         13.33         2.67
Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                       1.25+             1.22           1.21           1.25          1.31         1.33
Ratio of net investment loss to average
   net assets (%)                                  (0.20)+           (0.27)         (0.06)         (0.03)        (0.14)       (0.07)
Portfolio turnover rate (%)                           14++              54             58             87            43           45
Net assets at end of period (000 omitted)       $426,334          $310,172       $211,052       $156,484      $107,919     $109,598

                                               Six Months
                                            Ended 5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                               (Unaudited)      11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
                                            ----------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period           $  4.69           $  5.15        $  6.64        $  5.51      $  5.51       $  6.18
                                                 -------           -------        -------        -------      -------       -------
Income (Loss) from Investment Operations
Net investment loss                                (0.03)            (0.06)         (0.05)         (0.06)       (0.06)        (0.03)
Net realized and unrealized gain (loss)
   on investments                                   0.52             (0.35)          0.30           1.91         0.67          0.11
                                                 -------           -------        -------        -------      -------       -------
Total from investment operations                    0.49             (0.41)          0.25           1.85         0.61          0.08
                                                 -------           -------        -------        -------      -------       -------
Less Distributions
Dividends from net investment income                  --                --             --             --           --            --
Distributions from realized gains on
   investments                                        --              0.05           1.74           0.72         0.61          0.75
                                                 -------           -------        -------        -------      -------       -------
Total Distributions                                   --              0.05           1.74           0.72         0.61          0.75
                                                 -------           -------        -------        -------      -------       -------
Net asset value at end of period                 $  5.18           $  4.69        $  5.15        $  6.64      $  5.51       $  5.51
                                                 =======           =======        =======        =======      =======       =======
Total Return (%) *                                 10.45++           (8.06)          5.77          38.27        12.34         1.65
Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                       2.20+             2.14           2.12           2.12         2.28          2.25
Ratio of net investment loss to average
net assets (%)                                     (1.16)+           (1.19)         (0.98)         (0.90)       (1.11)        (1.00)
Portfolio turnover rate (%)                           14++              54             58             87           43            45
Net assets at end of period (000 omitted)        $72,387           $58,931        $42,110        $25,733      $14,285       $12,103

(A)  Per share data calculated  utilizing  average daily shares  outstanding.
+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Small Company Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                               Six Months                        Period from
                                            Ended 5/31/03 (A)     YearEnded    7/09/01 through
                                               (Unaudited)      11/30/02 (A)   11/30/01 (A)(B)
----------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period           $  5.09           $  5.58         $ 5.43
                                                 -------           -------         ------
Income (Loss) from Investment Operations
Net investment loss                                (0.03)            (0.07)         (0.03)
Net realized and unrealized gain (loss)
   on investments                                   0.55             (0.37)          0.18
                                                 -------           -------         ------
Total from investment operations                    0.52             (0.44)          0.15
                                                 -------           -------         ------
Less Distributions
Dividends from net investment income                  --                --             --
Distributions from realized gains on
   investments                                        --              0.05             --
                                                 -------           -------         ------
Total Distributions                                   --              0.05             --
                                                 -------           -------         ------
Net asset value at end of period                 $  5.61           $  5.09         $ 5.58
                                                 =======           =======         ======
Total Return (%) *                                 10.22++           (7.97)          2.76++
Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                       2.15+             2.19           2.45+
Ratio of net investment loss to average
   net assets (%)                                  (1.11)+           (1.25)         (1.56)+
Portfolio turnover rate (%)                           14++              54             58
Net assets at end of period (000 omitted)        $44,848           $25,153         $1,890

(A)  Per share data calculated  utilizing average daily shares outstanding.
(B)  Commenced operations July 9, 2001.
+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Mid Cap Growth Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                                        Value
                                                          Shares       (Note 1)
-------------------------------------------------------------------------------
Common Stocks 100.0%
Consumer Discretionary 32.0%
* Abercrombie & Fitch Co.                                 55,300   $  1,578,815
* A.C. Moore Arts &
   Crafts, Inc.                                           35,100        596,700
* Amazon.com, Inc.                                        53,600      1,926,384
Applebee's Int'l., Inc.                                   54,300      1,666,467
* Bed Bath & Beyond, Inc.                                 39,100      1,635,944
* Best Buy Co., Inc.                                      59,800      2,314,260
* Chico's FAS, Inc.                                       37,600        804,640
* Coach, Inc.                                             65,000      3,193,450
* Comcast - Class A
   Special Non-Voting                                     52,700      1,518,814
* Dicks Sporting Goods                                    56,300      1,632,137
* EBay, Inc.                                              35,800      3,641,218
* Garmin Ltd.                                             58,900      2,841,925
   GTECH Holdings Corp.                                   68,500      2,407,090
* Guitar Center, Inc.                                     50,500      1,209,475
   Harman Int'l. Industries                               12,800        949,760
   Int'l. Game Technology                                  9,600        845,184
* Krispy Kreme
   Doughnuts, Inc.                                        14,500        502,570
   Lennar Corp.                                           20,100      1,347,705
* NetFlix, Inc.                                           51,100      1,149,750
* NVR, Inc.                                                3,800      1,549,450
   Outback Steakhouse, Inc.                               28,800      1,064,160
* Panera Bread Company                                    35,800      1,249,778
* P. F. Chang's China
   Bistro, Inc.                                           30,300      1,333,806
* Staples, Inc.                                           83,700      1,622,943
* Starbucks Corp.                                         44,000      1,084,204
* Timberland Co.                                          61,000      3,024,990
   TJX Cos                                                19,700        358,540
* Weight Watchers Int'l                                   15,700        668,506
                                                                   ------------
                                                                     43,718,665
                                                                   ------------
   Consumer Staples 1.7%
* Hain Celestial Group, Inc.                              43,400        749,952
   Lancaster Colony Corp.                                 20,700        800,883
* Whole Foods Market, Inc.                                14,900        812,795
                                                                   ------------
                                                                      2,363,630
                                                                   ------------
Energy 3.2%
Devon Energy Corp.                                        14,100        733,200
* Pioneer Natural Resources                               26,200        700,588
   Tidewater, Inc.                                        35,000      1,155,700
   XTO Energy, Inc.                                       82,000      1,759,720
                                                                   ------------
                                                                      4,349,208
                                                                   ------------
Financials 3.9%
East West Bancorp, Inc.                                   11,900        436,135
RenaissanceRE Holdings                                    45,600      2,038,320
SLM Corp.                                                 17,700      2,124,000
UCBH Holdings, Inc.                                       29,400        762,930
                                                                   ------------
                                                                      5,361,385
                                                                   ------------
Health Care 17.6%
* AdvancePCS                                              27,200        903,312
   Allergan, Inc.                                         14,100      1,016,751
* Amgen, Inc.                                             17,700      1,145,367
* Apria Healthcare
   Group, Inc.                                            39,200        945,896
* Barr Laboratories, Inc.                                 39,900      2,104,725
   Beckman Coulter, Inc.                                  26,900      1,093,485
   Biomet, Inc.                                           23,800        654,500
* Coventry Health
   Care, Inc.                                              9,400        410,404
* Express Scripts, Inc.                                   21,900   $  1,433,136
* Forest Labs, Inc.                                       17,700        893,850
* Gilead Sciences, Inc.                                   45,700      2,411,132
* Human Genome
   Sciences, Inc.                                        120,300      1,762,395
* IDEC Pharmaceuticals
   Corp.                                                  22,900        874,093
* MedImmune, Inc.                                         70,600      2,502,770
   Mylan Labs, Inc.                                       37,100      1,071,448
* Priority Healthcare -
   Class B                                                23,000        518,650
* St Jude Medical, Inc.                                   35,300      1,980,330
   Stryker Corp.                                          17,000      1,144,780
* Zimmer Holdings, Inc.                                   26,900      1,206,734
                                                                   ------------
                                                                     24,073,758
                                                                   ------------
Index 8.1%
BioTech HOLDRs Trust                                      30,800      3,705,240
Internet HOLDRs Trust                                     40,400      1,508,132
iShares Dow Jones U.S.
Telecommunications
Index Fund                                                50,000        998,500
* Nasdaq-100 Index
   Tracking Stock                                         27,800        825,938
   Semiconductor HOLDRs
   Trust                                                 105,000      3,140,550
   Technology Select Sector
   SPDR Fund                                              49,200        833,940
                                                                   ------------
                                                                     11,012,300
                                                                   ------------
Industrials 7.7%
* Apollo Group, Inc.                                      44,700      2,611,374
   Block H & R, Inc.                                      21,700        888,398
   C.H. Robinson
   Worldwide, Inc                                         45,000      1,672,650
   Danaher Corp.                                           7,800        521,976
   Deluxe Corp.                                           16,000        751,520
   Donaldson Co., Inc.                                    48,000      2,013,600
* JetBlue Airways Corp.                                   40,000      1,352,000
* Republic Services, Inc.                                 31,600        755,556
                                                                   ------------
                                                                     10,567,074
                                                                   ------------
Information Technology 24.7%
Adobe Systems, Inc.                                       34,600      1,221,034
* Cisco Systems, Inc.                                     95,000      1,546,600
* Citrix Systems, Inc.                                   162,800      3,553,924
* Cognos, Inc.                                            54,100      1,485,586
* Cree, Inc.                                              60,000      1,474,200
* Dell Computer Corp.                                     70,000      2,190,300
* Electronic Arts, Inc.                                   14,500        994,120
* Entegris, Inc.                                         100,800      1,250,928
* Expedia, Inc. - Class A                                 14,400      1,057,680
* Hotels.com                                              12,100      1,099,043
   Intel Corp.                                            85,000      1,771,400
* Lexmark Int'l Group, Inc. -
Class A                                                   40,000      2,976,000
Maxim Integrated
Products                                                  31,600      1,239,036
* Mercury Interactive Corp.                               40,700      1,599,917
* Novellus Systems, Inc.                                  57,400      1,988,910
* Oracle Corp.                                           103,100      1,341,331
* QLogic Corp.                                            33,200      1,662,988
* Research In Motion
   Limited                                                70,000      1,331,400
* Symantec Corp.                                          57,000      2,577,540
* Yahoo!, Inc.                                            45,000      1,343,250
                                                                   ------------
                                                                     33,705,187
                                                                   ------------
Telecommunication Services 1.1%
* Nextel Communications,
   Inc. - Class A                                        100,100   $  1,500,499
                                                                   ------------
   Total Common Stocks
   (Cost $111,408,123)**                                            136,651,706

Excess of Liabilities
   Over Other Assets (0.0%)                                             (20,913)
                                                                   ------------
Net Assets                                                         $136,630,793
                                                                   ============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized appreciation for federal income tax purposes aggregrated $25,243,583 of which $26,092,840 related to appreciated securities and $849,257 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Mid Cap Growth Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $111,408,123)                          $ 136,651,706
Cash                                                                  1,257,279
Receivable for fund shares sold                                         140,489
Receivable for dividends                                                 28,898
                                                                  -------------
   Total Assets                                                     138,078,372
                                                                  -------------
-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      1,159,369
Payable for fund shares repurchased                                      47,777
Accrued expenses                                                         75,040
Management fee payable                                                   66,498
Distribution fee payable (Class A Shares)                                47,960
Distribution fee payable (Class B Shares)                                19,341
Distribution fee payable (Class C Shares)                                 1,673
Fund service fee payable                                                 29,921
                                                                  -------------
   Total Liabilities                                                  1,447,579
                                                                  -------------
Net Assets Applicable to Outstanding Shares                       $ 136,630,793
                                                                  =============
Net Asset Value and Offering Price per Share
   Class A Shares
$110,490,168 / 9,965,207 shares outstanding                       $       11.09
Sales Charge -- 5.00% of offering price                                    0.58
                                                                  -------------
Maximum Offering Price                                            $       11.67
                                                                  =============
   Class B Shares
$24,149,059 / 2,317,550 shares outstanding                        $       10.42
                                                                  =============
   Class C Shares
$1,991,566 / 186,886 shares outstanding                           $       10.66
                                                                  =============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                        $     124,696
Paid-in capital                                                     213,691,410
Accumulated distributions in excess of
   net investment income                                               (802,148)
Accumulated undistributed net realized
   loss on investments                                             (101,626,748)
Unrealized appreciation of investments                               25,243,583
                                                                  -------------
Net Assets                                                        $ 136,630,793
                                                                  =============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

-------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   223,359
Interest                                                                 10,170
                                                                    -----------
   Total Income                                                         233,529
                                                                    -----------
Expenses:
Management advisory fee                                                 376,081
Transfer agent fees                                                     243,760
Custodian fees                                                           13,360
Distribution expense (Class A Shares)                                   151,177
Distribution expense (Class B Shares)                                   111,828
Distribution expense (Class C Shares)                                     8,120
Accounting services                                                      20,870
Auditing fees                                                             2,000
Legal fees                                                                5,750
Reports and notices to shareholders                                      20,150
Registration and filing fees                                             23,486
Directors' fees and expenses                                              8,277
Other                                                                     4,370
                                                                    -----------
   Total Expenses                                                       989,229
   Expense Offset                                                        (4,610)
                                                                    -----------
   Net Expenses                                                         984,619
                                                                    -----------
Net Investment Loss                                                    (751,090)
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   on Investments
Net realized loss on sales of investments                            (7,853,443)
Net change in unrealized appreciation                                17,027,144
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       9,173,701
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 8,422,611
                                                                    ===========
See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Mid Cap Growth Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                       Ended           Year
                                                      5/31/03          Ended
                                                     (Unaudited)     11/30/02
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment loss                                 $   (751,090)  $ (1,600,571)
Net realized loss on sales of investments             (7,853,443)   (46,765,118)
Net change in unrealized appreciation                 17,027,144     15,222,482
                                                    ------------   ------------
Net increase (decrease) in net assets
   from operations                                     8,422,611    (33,143,207)
                                                    ------------   ------------
-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
From net realized gain on investments
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                    ------------   ------------
Total distributions to shareholders                           --             --
                                                    ------------   ------------
-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     13,380,271     40,037,998
   Class B Shares                                      1,800,112      4,226,957
   Class C Shares                                      2,196,815      2,355,862
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                    ------------   ------------
                                                      17,377,198     46,620,817
Less: Payments for shares reacquired
   Class A Shares                                    (18,973,125)   (53,415,639)
   Class B Shares                                     (3,383,800)    (6,965,869)
   Class C Shares                                     (1,969,208)    (2,681,174)
                                                    ------------   ------------
Decrease in net assets from
   capital share transactions                         (6,948,935)   (16,441,865)
                                                    ------------   ------------
Total Increase (Decrease)
   in Net Assets for period                            1,473,676    (49,585,072)
Net Assets: Beginning of period                      135,157,117    184,742,189
                                                    ------------   ------------
Net Assets: End of period                           $136,630,793   $135,157,117
                                                    ============   ============
Distributions in Excess of Net Investment
   Income at End of Period                          $   (802,148)  $    (51,058)
                                                    ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Mid Cap Growth Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                            Six Months
                                              Ended
                                            5/31/03 (B)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                            (Unaudited)   11/30/02 (B)   11/30/01 (B)   11/30/00 (B)    11/30/99     11/30/98
------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period       $  10.32       $  12.63       $  18.97       $  17.80      $  14.65      $ 18.73
                                             --------       --------       --------       --------      --------      -------
Income (Loss) from Investment Operations
Net investment loss                             (0.05)         (0.09)         (0.14)         (0.19)        (0.06)       (0.03)
Net realized and unrealized gain (loss)
   on investments                                0.82          (2.22)         (4.06)          2.54          4.29         1.08
                                             --------       --------       --------       --------      --------      -------
Total from investment operations                 0.77          (2.31)         (4.20)          2.35          4.23         1.05
                                             --------       --------       --------       --------      --------      -------
Less Distributions
Dividends from net investment income               --             --             --             --            --           --
Distributions from realized gains on
   investments                                     --             --           2.14           1.18          1.08         5.13
                                             --------       --------       --------       --------      --------      -------
Total Distributions                                --             --           2.14           1.18          1.08         5.13
                                             --------       --------       --------       --------      --------      -------
Net asset value at end of period             $  11.09       $  10.32       $  12.63       $  18.97      $  17.80      $ 14.65
                                             ========       ========       ========       ========      ========      =======
Total Return (%) *                               7.46++       (18.29)        (24.45)         13.85         30.45         8.34

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                1.36+          1.31           1.27           1.14          1.22         1.29
Ratio of net investment loss to average
   net assets (%)                               (0.98)+        (0.80)         (0.99)         (0.83)        (0.41)       (0.23)
Portfolio turnover rate (%)                        70++          230             88            135           118           97
Net assets at end of period (000 omitted)    $110,490       $109,161       $148,973       $206,488      $140,633      $97,895

                                                                                                                      Period from
                                            Six Months                                                                  01/12/98
                                              Ended                                                                     through
                                            5/31/03 (B)    Year Ended     Year Ended     Year Ended     Year Ended      11/20/98
                                            (Unaudited)   11/30/02 (B)   11/30/01 (B)   11/30/00 (B)   11/30/99 (B)      (A)(B)
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period        $  9.76        $ 12.07        $ 18.39        $ 17.43       $ 14.52        $13.08
                                              -------        -------        -------        -------       -------        ------
Income (Loss) from Investment Operations
Net investment loss                             (0.10)         (0.20)         (0.27)         (0.39)        (0.23)        (0.17)
Net realized and unrealized gain (loss)
   on investments                                0.76          (2.11)         (3.91)          2.53          4.22          1.61
                                              -------        -------        -------        -------       -------        ------
Total from investment operations                 0.66          (2.31)         (4.18)          2.14          3.99          1.44
                                              -------        -------        -------        -------       -------        ------
Less Distributions
Dividends from net investment income               --             --             --             --            --            --
Distributions from realized gains
   on investments                                  --             --           2.14           1.18          1.08            --
                                              -------        -------        -------        -------       -------        ------
Total Distributions                                --             --           2.14           1.18          1.08            --
                                              -------        -------        -------        -------       -------        ------
Net asset value at end of period              $ 10.42        $  9.76        $ 12.07        $ 18.39       $ 17.43        $14.52
                                              =======        =======        =======        =======       =======        ======
Total Return (%) *                               6.76++       (19.14)        (25.20)         12.88         28.97         11.01++

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                2.51+          2.30           2.27           2.00          2.29          2.29+
Ratio of net investment loss to average
   net assets (%)                               (2.13)+        (1.79)         (2.00)         (1.71)        (1.53)        (1.24)+
Portfolio turnover rate (%)                        70++          230             88            135           118            97
Net assets at end of period (000 omitted)     $24,149        $24,321        $33,322        $42,310       $14,891        $3,841

(A)  Commenced operations January 12,1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Mid Cap Growth Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                                        Period from
                                            Six Months                                    3/30/00
                                              Ended                                       through
                                            5/31/03 (B)    Year Ended     Year Ended      11/30/00
                                            (Unaudited)   11/30/02 (B)   11/30/01 (B)      (B)(C)
---------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period        $ 9.99         $ 12.40        $ 18.86       $ 22.79
                                              ------         -------        -------       -------

Income (Loss) from Investment Operations
Net investment loss                            (0.11)          (0.24)         (0.33)        (0.35)
Net realized and unrealized gain (loss)
   on investments                               0.78           (2.17)         (3.99)        (3.58)
                                              ------         -------        -------       -------
Total from investment operations                0.67           (2.41)         (4.32)        (3.93)
                                              ------         -------        -------       -------

Less Distributions
Dividends from net investment income              --              --             --            --
Distributions from realized gains
   on investments                                 --              --           2.14            --
                                              ------         -------        -------       -------
Total Distributions                               --              --           2.14            --
                                              ------         -------        -------       -------
Net asset value at end of period              $10.66         $  9.99        $ 12.40       $ 18.86
                                              ======         =======        =======       =======
Total Return (%) *                              6.71++        (19.44)        (25.33)       (17.24)++

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                               2.73+           2.65           2.61          2.11+
Ratio of net investment loss to average
   net assets (%)                              (2.35)+         (2.15)         (2.36)        (1.87)+
Portfolio turnover rate (%)                       70++           230             88           135
Net assets at end of period (000 omitted)     $1,992         $ 1,675        $ 2,447       $ 1,688


(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel International Equity Fund

Investment in Securities
at May 31, 2003 (Unaudited)
                                                                        Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 95.4%
Australia 1.5%
National Australia                                          59,000   $ 1,274,951
                                                                     -----------
Canada 1.0%
Barrick Gold Corp. (ADR)                                    51,000       891,480
                                                                     -----------
Denmark 2.1%
Danske Bank                                                 89,300     1,869,564
                                                                     -----------
Finland 4.7%
Stora Enso Oyj-R                                           138,500     1,443,414
Total S.A.Sponsored (ADR)                                   28,200     2,074,110
Upm-Kymmene Oyj-R                                           38,650       538,889
                                                                     -----------
                                                                       4,056,413
                                                                     -----------
France 6.0%
Compagnie De Saint - Gobain                                 35,500     1,346,114
Michelin                                                    52,000     1,898,291
Societe Generale                                            32,400     1,991,651
                                                                     -----------
                                                                       5,236,056
                                                                     -----------
Germany 3.3%
BASF A.G.                                                   35,600     1,517,597
Deutsche Bank A.G.                                          23,300     1,378,764
                                                                     -----------
                                                                       2,896,361
                                                                     -----------
HongKong 2.7%
HSBC Holdings                                              193,000     2,301,582
                                                                     -----------
Italy 3.4%
E.N.I. SpA-Sponsored (ADR)                                  23,800     1,933,512
San Paolo-IMI SpA (ADR)                                     54,000       994,680
                                                                     -----------
                                                                       2,928,192
                                                                     -----------
Japan 18.1%
Canon, Inc.                                                 42,000     1,759,973
Eisai Co.                                                    3,600        74,824
Fuji Photo Film                                             63,000     1,747,653
Hitachi Ltd.                                               280,000     1,093,530
Ito-Yokado Co. Ltd.                                         31,000       756,034
KAO Corp.                                                   49,000       903,453
Kyocera Corp.                                               12,900       695,164
Nintendo Co. Ltd.                                           18,400     1,367,818
Nippon Telegraph & Telephone                                   452     1,560,711
Sony Corp.                                                  42,200     1,124,673
Takeda Chemical Industries                                  43,000     1,690,161
Takefuji Corp.                                              17,000       941,753
TDK Corp.                                                   21,400       950,553
Toyota Motor Corp.                                          45,800     1,097,787
                                                                     -----------
                                                                      15,764,087
                                                                     -----------
Mexico 1.5%
Telefonos de Mexico (ADR)                                   42,300     1,281,690
                                                                     -----------
Netherlands 6.2%
ABN-Amro Holdings                                           55,500     1,075,119
ING Groep N.V.                                             118,655     1,914,275
Koninklijke Philips Electronics N.V. (ADR)                  74,000     1,454,840
Unilever N.V. ( ADR )                                       16,900       988,650
                                                                     -----------
                                                                       5,432,884
                                                                     -----------
Norway 1.4%
Statoil ASA                                                140,000   $ 1,224,124
                                                                     -----------
Portugal 1.4%
Portugal Telecom (ADR)                                     161,000     1,257,410
                                                                     -----------
South Korea 2.5%
Korea Electric Power (ADR)                                 107,000       995,100
KT Corp. (ADR)                                              61,400     1,178,266
                                                                     -----------
                                                                       2,173,366
                                                                     -----------
Spain 5.6%
Banco Popular                                               18,100       959,155
Endesa (ADR)                                               170,000     2,743,800
Repsol (ADR)                                                72,000     1,133,280
                                                                     -----------
                                                                       4,836,235
                                                                     -----------
Sweden 1.3%
Volvo AB Class B                                            52,900     1,118,811
                                                                     -----------
Switzerland 11.0%
Nestle S.A. Registered                                      10,600     2,227,028
Novartis A.G. Registered                                    64,000     2,514,391
Roche Holdings A.G.                                         24,900     1,902,855
Syngenta A.G. Registered                                    25,750     1,317,820
* Zurich Financial Services Group                           13,332     1,621,099
                                                                     -----------
                                                                       9,583,193
                                                                     -----------
United Kingdom 21.7%
Abbey National                                             106,900       887,628
Amersham plc                                               116,800       904,282
BP Amaco plc                                               344,400     2,361,664
British Aerospace Systems                                  562,000     1,199,426
Cadbury Schweppes                                          332,500     1,931,378
Diageo plc                                                 153,000     1,648,339
Glaxosmithkline plc (ADR)                                   43,400     1,736,434
Kingfisher plc                                             330,000     1,382,894
Marks & Spencer Group                                      158,200       741,365
Rolls Royce plc                                            423,000       859,452
Royal Bank of Scotland                                      54,000     1,414,822
Scottish Power                                             340,300     2,019,900
Shell Transport & Trading (ADR)                             45,900     1,830,033
                                                                     -----------
                                                                      18,917,617
                                                                     -----------
Total Common Stocks
(Cost $93,400,723)**                                                  83,044,016

Excess of Other Assets Over Liabilities 4.6%                           3,962,233
                                                                     -----------
Net Assets                                                           $87,006,249
                                                                     ===========

--------------------------------------------------------------------------------
                          Summary of Foreign Securities
                           by Industry Classification

                                                        Percent of      Market
Industry                                                Net Assets       Value
--------------------------------------------------------------------------------
Aerospace & Defense                                         2.4%     $ 2,058,878
Automobiles, Auto Parts                                     4.7%       4,114,889
Banks                                                       6.3%      14,147,916
Chemicals                                                   2.5%       2,221,273
Consumer Products                                           4.6%       4,004,807
Electrical Components                                       1.9%       1,645,717
Electrical Equipment                                        2.9%       2,548,370
Financial                                                   1.1%         941,753
Financial Services                                          2.2%       1,914,275
Foods, Grocery                                              3.1%       2,687,412
Forest Products                                             2.3%       1,982,303
Gold, Precious Metals                                       1.4%       1,178,266
Healthcare - Drug/Pharmacy                                  2.9%       2,514,391
Household Furniture & Appliance                             1.3%       1,124,673
Insurance                                                   1.9%       1,621,099
Manufacturing & Process                                     4.4%       3,842,817
Mining - Diversified                                        1.0%         891,480
Office Equipment & Supply                                   2.0%       1,759,973
Oil                                                        12.1%      10,556,723
Pharmaceuticals                                             6.1%       5,329,450
Photography                                                 2.0%       1,747,653
Retail                                                      5.0%       4,351,287
Telecommunications                                          4.7%       4,099,811
Utilities - Electric                                        6.6%       5,758,800
                                                           ----      -----------
                                                           95.4%     $83,044,016
                                                           ====      ===========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized depreciation for federal income tax purposes aggregated $10,356,707 of which $7,065,030 related to appreciated securities and $17,421,737 related to depreciated securities. (ADR ) - American Depository Receipt

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel International Equity Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $93,400,723)                            $ 83,044,016
Cash and cash equivalents                                             1,066,887
Foreign currency (Cost $102,532)                                        103,100
Receivable for securities sold                                          953,900
Receivable for fund shares sold                                       1,692,510
Receivable for dividends                                                590,958
                                                                   ------------
   Total Assets                                                      87,451,371
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        130,628
Payable for fund shares repurchased                                     227,750
Accrued expenses                                                         14,410
Management fee payable                                                   42,594
Distribution fee payable (Class A Shares)                                 7,640
Distribution fee payable (Class B Shares)                                 5,786
Distribution fee payable (Class C Shares)                                 1,089
Fund service fee payable                                                 15,225
                                                                   ------------
   Total Liabilities                                                    445,122
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $ 87,006,249
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares
$74,251,282 / 6,271,663 shares outstanding                         $      11.84
Sales Charge -- 5.00% of offering price                                    0.62
                                                                   ------------
Maximum Offering Price                                             $      12.46
                                                                   ============
   Class B Shares
$11,273,628 / 965,477 shares outstanding                           $      11.68
                                                                   ============
   Class C Shares
$1,481,339 / 126,168 shares outstanding                            $      11.74
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     73,633
Paid-in capital                                                     103,254,543
Accumulated undistributed net investment income                         622,854
Accumulated undistributed net realized loss on investments
   and foreign exchange                                              (6,623,539)
Unrealized depreciation of investments and foreign exchange         (10,321,242)
                                                                   ------------
Net Assets                                                         $ 87,006,249
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 1,513,453*
Interest                                                                  3,392
                                                                    -----------
   Total Income                                                       1,516,845
                                                                    -----------
Expenses:
Management advisory fee                                                 243,267
Transfer agent fees                                                     128,105
Custodian fees                                                           34,562
Distribution expense (Class A Shares)                                   102,356
Distribution expense (Class B Shares)                                    56,091
Distribution expense (Class C Shares)                                     6,329
Accounting services                                                      14,175
Auditing fees                                                             4,000
Legal fees                                                                3,775
Reports and notices to shareholders                                       8,600
Registration and filing fees                                             34,401
Directors' fees and expenses                                              5,373
Other                                                                     1,464
                                                                    -----------
   Total Expenses                                                       642,498
   Expense Offset                                                        (4,662)
                                                                    -----------
   Net Expenses                                                         637,836
                                                                    -----------
Net Investment Income                                                   879,009
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   on Investments
Net realized gain (loss) from:
Investments                                                          (3,550,267)
Foreign currency transactions                                            29,517
                                                                    -----------
   Net realized loss                                                 (3,520,750)
                                                                    -----------
Net change in unrealized appreciation
   (depreciation) during the period:
Investments                                                           4,464,240
Foreign currency transactions                                            23,069
                                                                    -----------
Net change in unrealized appreciation
   (depreciation)                                                     4,487,309
                                                                    -----------
Net Realized and Unrealized Gain on Investments                         966,559
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 1,845,568
                                                                    ===========

*    Net of Foreign Tax Withholding of $184,327.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel International Equity Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                      Ended           Year
                                                     5/31/03         Ended
                                                   (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income                              $    879,009   $   1,074,819
Net realized loss on sales of investments            (3,520,750)     (2,447,611)
Net change in unrealized
   appreciation (depreciation)                        4,487,309      (6,418,997)
                                                   ------------   -------------
Net increase (decrease) in net assets
   from operations                                    1,845,568      (7,791,789)
                                                   ------------   -------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                    (1,212,416)       (879,031)
   Class B Shares                                       (30,244)             --
   Class C Shares                                            --              --
From realized gain on investments
   Class A Shares                                      (475,793)       (251,352)
   Class B Shares                                       (80,114)        (52,142)
   Class C Shares                                        (8,598)         (4,796)
                                                   ------------   -------------
Total distributions to shareholders                  (1,807,165)     (1,187,321)
                                                   ------------   -------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    31,640,203     228,862,974
   Class B Shares                                       870,083       2,240,824
   Class C Shares                                       230,740       3,527,041
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                     1,442,168         946,014
   Class B Shares                                       107,231          51,248
   Class C Shares                                         8,598           4,796
                                                   ------------   -------------
                                                     34,299,023     235,632,897
Less: Payments for shares reacquired
   Class A Shares                                   (34,803,510)   (244,726,588)
   Class B Shares                                    (2,366,265)     (5,165,780)
   Class C Shares                                      (150,530)     (3,649,734)
                                                   ------------   -------------
Decrease in net assets from
   capital share transactions                        (3,021,282)    (17,909,205)
                                                   ------------   -------------
Total Decrease in Net Assets for period              (2,982,879)    (26,888,315)
Net Assets: Beginning of period                      89,989,128     116,877,443
                                                   ------------   -------------
Net Assets: End of period                          $ 87,006,249   $  89,989,128
                                                   ============   =============
Undistributed Net Investment
   Income at End of Period                         $    622,854   $     956,989
                                                   ============   =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel International Equity Fund*
Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)
--------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                 $ 11.83           $ 13.21        $ 18.64
                                                       -------           -------        -------
Income (Loss) from Investment Operations
Net investment income                                     0.14              0.17           0.12
Net realized and unrealized gain (loss) on
   investments                                            0.13             (1.37)         (2.16)
                                                       -------           -------        -------
Total from investment operations                          0.27             (1.20)         (2.04)
                                                       -------           -------        -------
Less Distributions
Dividends from net investment income                      0.19              0.14           0.18
Distributions from realized gains on investments          0.07              0.04           3.21
                                                       -------           -------        -------
Total Distributions                                       0.26              0.18           3.39
                                                       -------           -------        -------
Net asset value at end of period                       $ 11.84           $ 11.83        $ 13.21
                                                       =======           =======        =======
Total Return (%) **                                       2.47++           (9.21)        (13.51)
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           1.40+             1.30           1.26
Ratio of net investment income to average
   net assets (%)                                         2.38+             1.26           0.88
Portfolio turnover rate (%)                                  9++              33             29
Net assets at end of period (000 omitted)              $74,251           $75,951        $98,079

                                                    Year Ended    Year Ended   Year Ended
                                                   11/30/00 (B)    11/30/99     11/30/98
-----------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period               $ 21.28       $  18.19     $  17.25
                                                     -------       --------     --------
Income (Loss) from Investment Operations
Net investment income                                   0.21           0.28         0.18
Net realized and unrealized gain (loss) on
   investments                                         (0.90)          2.98         1.52
                                                     -------       --------     --------
Total from investment operations                       (0.69)          3.26         1.70
                                                     -------       --------     --------
Less Distributions
Dividends from net investment income                    0.26           0.17         0.12
Distributions from realized gains on investments        1.69             --         0.64
                                                     -------       --------     --------
Total Distributions                                     1.95           0.17         0.76
                                                     -------       --------     --------
Net asset value at end of period                     $ 18.64       $  21.28     $  18.19
                                                     =======       ========     ========
Total Return (%) **                                    (3.85)         18.09        10.34
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.23           1.25         1.26
Ratio of net investment income to average
   net assets (%)                                       1.06           1.86         1.18
Portfolio turnover rate (%)                               47             35           12
Net assets at end of period (000 omitted)            $96,354       $107,413     $100,790

                                                       Six Months
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)
--------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                 $ 11.57           $ 12.94        $ 18.30
                                                       -------           -------        -------
Income (Loss) from Investment Operations
Net investment income (loss)                              0.05              0.02          (0.02)
Net realized and unrealized gain (loss) on
   investments                                            0.16             (1.35)         (2.13)
                                                       -------           -------        -------
Total from investment operations                          0.21             (1.33)         (2.15)
                                                       -------           -------        -------
Less Distributions
Dividends from net investment income                      0.03                --             --
Distributions from realized gains on investments          0.07              0.04           3.21
                                                       -------           -------        -------
Total Distributions                                       0.10              0.04           3.21
                                                       -------           -------        -------
Net asset value at end of period                       $ 11.68           $ 11.57        $ 12.94
                                                       =======           =======        =======
Total Return (%) **                                       1.89++          (10.31)        (14.36)
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           2.60+             2.44           2.21
Ratio of net investment income (loss) to average
   net assets (%)                                         1.11+             0.16          (0.08)
Portfolio turnover rate (%)                                  9++              33             29
Net assets at end of period (000 omitted)              $11,274           $12,668        $17,176

                                                    Year Ended    Year Ended   Year Ended
                                                   11/30/00 (B)    11/30/99     11/30/98
-----------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period               $ 20.95        $ 17.92      $ 17.05
                                                     -------        -------      -------
Income (Loss) from Investment Operations
Net investment income (loss)                            0.02           0.10         0.04
Net realized and unrealized gain (loss) on
   investments                                         (0.89)          2.95         1.47
                                                     -------        -------      -------
Total from investment operations                       (0.87)          3.05         1.51
                                                     -------        -------      -------
Less Distributions
Dividends from net investment income                    0.09           0.02           --
Distributions from realized gains on investments        1.69             --         0.64
                                                     -------        -------      -------
Total Distributions                                     1.78           0.02         0.64
                                                     -------        -------      -------
Net asset value at end of period                     $ 18.30        $ 20.95      $ 17.92
                                                     =======        =======      =======
Total Return (%) **                                    (4.79)         17.05         9.24
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.19           2.16         2.25
Ratio of net investment income (loss) to average
   net assets (%)                                       0.08           0.98         0.19
Portfolio turnover rate (%)                               47             35           12
Net assets at end of period (000 omitted)            $22,974        $23,536      $18,163

(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not Annualized
*    Formerly Sentinel World Fund. Name change effective July 1, 2002.
** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel International Equity Fund*

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                            Six Months
                                                         Ended 5/31/03 (B)   Year Ended      Year Ended
                                                            (Unaudited)      11/30/02 (B)   11/30/01 (B)
--------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                       $11.63            $ 13.05        $ 18.47
                                                             ------            -------        -------
Income (Loss) from Investment Operations
Net investment income (loss)                                   0.05              (0.03)         (0.08)
Net realized and unrealized gain (loss) on investments         0.13              (1.35)         (2.13)
                                                             ------            -------        -------
Total from investment operations                               0.18              (1.38)         (2.21)
                                                             ------            -------        -------
Less Distributions
Dividends from net investment income                             --                 --             --
Distributions from realized gains on investments               0.07               0.04           3.21
                                                             ------            -------        -------
Total Distributions                                            0.07               0.04           3.21
                                                             ------            -------        -------
Net asset value at end of period                             $11.74            $ 11.63        $ 13.05
                                                             ======            =======        =======
Total Return (%) **                                            1.62++           (10.61)        (14.59)
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.98+              2.90           2.36
Ratio of net investment income (loss) to average
   net assets (%)                                              0.87+             (0.25)         (0.43)
Portfolio turnover rate (%)                                       9++               33             29
Net assets at end of period (000 omitted)                    $1,481            $ 1,370         $1,622

                                                                                         Period from
                                                          Year Ended     Year Ended     5/4/98 through
                                                         11/30/00 (B)   11/30/99 (B)   11/30/98 (A)(B)
------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                      $21.08         $18.05         $19.57
                                                            ------         ------         ------
Income (Loss) from Investment Operations
Net investment income (loss)                                  0.07           0.09          (0.02)
Net realized and unrealized gain (loss) on investments       (0.99)          2.94          (1.50)
                                                            ------         ------         ------
Total from investment operations                             (0.92)          3.03          (1.52)
                                                            ------         ------         ------
Less Distributions
Dividends from net investment income                            --             --             --
Distributions from realized gains on investments              1.69             --             --
                                                            ------         ------         ------
Total Distributions                                           1.69             --             --
                                                            ------         ------         ------
Net asset value at end of period                            $18.47         $21.08         $18.05
                                                            ======         ======         ======
Total Return (%) **                                          (5.00)         16.79          (7.77)++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.33           2.29           2.21+
Ratio of net investment income (loss) to average
   net assets (%)                                             0.32           0.85           0.23+
Portfolio turnover rate (%)                                     47             35             12
Net assets at end of period (000 omitted)                   $2,080         $1,820         $1,013

(A)  Commenced operations May 4,1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not Annualized
*    Formerly Sentinel World Fund. Name change effective July 1, 2002.
** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Growth Index Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                                        Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 99.8%
Consumer Discretionary 7.0%
* AutoZone, Inc.                                             1,400   $   117,152
* Bed Bath & Beyond, Inc.                                    4,000       167,360
* Best Buy Co., Inc.                                         4,400       170,280
Dollar General Corp.                                         4,500        84,150
Dow Jones & Co., Inc.                                        1,097        49,968
* Ebay, Inc.                                                 4,300       437,353
Family Dollar Stores, Inc.                                   2,400        87,480
Gap, Inc.                                                   12,100       205,700
Harley-Davidson, Inc.                                        4,180       176,229
Int'l. Game Technology                                       1,200       105,648
* Kohl's Corp.                                               4,636       242,695
Lowe's Cos., Inc.                                           10,700       452,182
Mattel, Inc.                                                 6,000       129,060
Maytag Corp.                                                 1,000        24,460
McGraw-Hill Cos., Inc.                                       2,700       170,667
Meredith Corp.                                                 700        30,779
Newell Rubbermaid, Inc.                                      3,600       102,600
New York Times Co.- Class A                                  2,100       100,590
Omnicom Group, Inc.                                          2,581       180,180
Radioshack Corp.                                             2,254        54,321
* Staples, Inc.                                              6,500       126,035
* Starbucks Corp.                                            5,300       130,597
Target Corp.                                                12,500       457,875
Tiffany & Co.                                                2,000        65,520
TJX Companies, Inc.                                          7,200       131,040
Tupperware Corp.                                               739        11,735
* Univision Communications, Inc                              3,100        92,535
Whirlpool Corp.                                                900        51,210
* Yum Brands, Inc.                                           4,020       112,399
                                                                     -----------
                                                                       4,267,800
                                                                     -----------
Consumer Staples 21.3%
Altria Group, Inc.                                          28,400     1,172,920
Anheuser-Busch Co., Inc.                                    11,784       620,192
Avon Products, Inc.                                          3,201       195,069
Brown Forman Corp. - Class B                                   900        70,974
Campbell Soup Co.                                            5,569       138,947
Clorox Co.                                                   3,000       133,980
Coca-Cola Co.                                               34,045     1,551,431
Colgate Palmolive Co.                                        7,394       440,830
General Mills, Inc.                                          5,088       238,017
Gillette Co.                                                14,357       482,539
Heinz, H.J. Co.                                              4,794       158,538
Hershey Foods Corp.                                          1,900       135,090
Kellogg Co.                                                  5,612       197,542
Kimberly-Clark Corp.                                         7,100       368,703
McCormick & Company, Inc.                                    1,900        51,110
Pepsi Bottling Group, Inc.                                   3,800        77,482
PepsiCo, Inc.                                               23,754     1,049,927
Procter & Gamble Co.                                        17,800     1,634,396
Sara Lee Corp.                                              10,724       195,391
Sysco Corp.                                                  8,940       276,604
UST, Inc.                                                    2,299        81,178
Walgreen Co.                                                14,086       433,708
Wal-Mart Stores, Inc.                                       60,621     3,189,271
Wrigley (Wm.) Jr. Co.                                        3,076       173,794
                                                                     -----------
                                                                      13,067,633
                                                                     -----------
Energy 0.2%
* B.J. Services Co.                                          2,200        89,562
                                                                     -----------
Financials 6.0%
American Express Co.                                        18,000   $   749,880
Charles Schwab Corp.                                        18,360       178,092
Fannie Mae                                                  13,700     1,013,800
Federated Investors, Inc.- Class B                           1,500        41,790
Fifth Third Bancorp                                          7,900       454,250
Marsh & McLennan Co.,Inc.                                    7,400       370,962
Mellon Financial Corp.                                       5,900       160,303
Moody's Corp.                                                2,089       108,941
North Fork Bancorp, Inc.                                     2,200        72,754
Progressive Corp. Ohio                                       3,000       216,000
SLM Corp.                                                    2,168       260,160
                                                                     -----------
                                                                       3,626,932
                                                                     -----------
Health Care 26.2%
Abbott Laboratories                                         21,435       954,929
Allergan, Inc.                                               1,762       127,058
* Amgen, Inc.                                               17,718     1,146,532
Applera Corp. - Applied Biosystems Group                     2,800        54,516
Baxter Int'l., Inc.                                          8,100       205,254
* Biogen, Inc.                                               2,080        88,275
Biomet, Inc.                                                 3,550        97,625
* Boston Scientific Corp.                                    5,600       291,760
Bristol-Myers Squibb Co.                                    26,618       681,421
Cardinal Health, Inc.                                        6,250       360,687
* Chiron Corp.                                               2,600       114,634
* Forest Labs, Inc.                                          5,000       252,500
Guidant Corp.                                                4,225       178,633
HCA, Inc.                                                    7,000       231,000
IMS Health, Inc.                                             3,328        59,372
Johnson & Johnson                                           40,850     2,220,197
Lilly, Eli & Co.                                            15,460       924,044
* MedImmune, Inc.                                            3,400       120,530
Medtronic, Inc.                                             16,728       815,155
Merck & Co., Inc.                                           30,865     1,715,477
Millipore Corp.                                                697        28,368
Pfizer, Inc.                                               109,448     3,395,077
Schering-Plough                                             20,074       370,365
* St. Jude Medical, Inc.                                     2,400       134,640
Stryker Corp.                                                2,700       181,818
* UnitedHealth Group, Inc.                                   4,200       402,948
Wyeth                                                       18,200       798,070
* Zimmer Holdings, Inc.                                      2,641       118,475
                                                                     -----------
                                                                      16,069,360
                                                                     -----------
Industrials 11.1%
3M Company                                                   5,400       682,938
* American Standard Cos., Inc.                               1,000        73,990
* Apollo Group, Inc. - Class A                               2,400       140,208
Avery Dennison Corp.                                         1,556        86,327
Block, H & R Inc.                                            2,400        98,256
Cintas Corp.                                                 2,300        85,146
Deluxe Corp.                                                   800        37,576
Emerson Electric Co.                                         5,800       303,340
Equifax, Inc.                                                1,872        47,399
General Electric Co.                                       136,655     3,921,998
Paychex, Inc.                                                5,122       156,323
Pitney Bowes, Inc.                                           3,200       122,912
* Robert Half Int'l., Inc.                                   2,300        38,985
Rockwell Collins, Inc.                                       2,400        55,152
United Parcel Service, Inc. - Class B                       15,500       967,665
                                                                     -----------
                                                                       6,818,215
                                                                     -----------
Information Technology 24.5%
Adobe Systems, Inc.                                          3,188   $   112,504
* Altera Corp.                                               5,200       100,256
* Analog Devices, Inc.                                       5,000       192,750
* Applied Materials, Inc.                                   22,600       351,656
Automatic Data Processing                                    8,263       288,379
* Avaya, Inc.                                                5,100        33,762
* Cisco Systems, Inc.                                       97,660     1,589,905
Citrix Systems, Inc.                                         2,300        50,209
* Concorde EFS, Inc.                                         6,900       104,328
* Dell Computer Corp.                                       35,423     1,108,386
* Electronic Arts, Inc.                                      2,000       137,120
First Data Corp.                                            10,300       426,626
* Fiserv, Inc.                                               2,650        87,688
Intel Corp.                                                 90,908     1,894,523
Int'l. Business Machines                                    23,204     2,042,880
* Intuit, Inc.                                               2,800       129,052
* KLA-Tencor Corp.                                           2,600       120,198
* Lexmark Int'l., Inc. - Class A                             1,729       128,638
Linear Technology                                            4,300       156,348
* Lucent Technologies                                       56,800       125,528
Maxim Integrated Products, Inc.                              4,400       172,524
* Mercury Interactive Corp.                                  1,200        47,172
Microsoft Corp.                                            146,986     3,617,325
* Network Appliance, Inc.                                    4,644        79,087
* Oracle Corp.                                              72,308       940,727
* PMC-Sierra, Inc.                                           2,300        24,978
* QLogic Corp.                                               1,300        65,117
Qualcomm, Inc.                                              10,858       364,612
* Symantec Corp.                                             2,000        90,440
* Waters Corp.                                               1,700        48,212
* Xilinx, Inc.                                               4,650       138,896
* Yahoo!, Inc.                                               8,080       241,188
                                                                     -----------
                                                                      15,011,014
                                                                     -----------
Materials 0.7%
Ball Corp.                                                     800        39,616
Ecolab, Inc.                                                 1,800        96,750
Freeport McMoran Copper & Gold - Class B                     1,900        41,705
Int'l. Flavors & Fragrances                                  1,300        40,807
* Pactiv Corp.                                               2,100        41,055
Praxair, Inc.                                                2,200       131,978
Sigma Aldrich Corp.                                          1,000        52,310
                                                                     -----------
                                                                         444,221
                                                                     -----------
Telecommunication Services 2.8%
* Nextel Communications, Inc.                               14,100       211,359
                                                                     -----------
* Sprint Corp. (PCS Group)                                  13,710        61,147
                                                                     -----------
Verizon Communications                                      37,600     1,423,160
                                                                     -----------
                                                                       1,695,666
                                                                     -----------
Total Common Stocks (Cost $68,709,832)**                              61,090,403

Excess of Other Assets Over Liabilities 0.2%                             131,401
                                                                     -----------
Net Assets                                                           $61,221,804
                                                                     ===========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized depreciation for federal income tax purposes aggregrated $7,619,429 of which $5,140,874 related to appreciated securities and $12,760,303 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Growth Index Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $68,709,832)                            $ 61,090,403
Cash and cash equivalents                                                91,566
Receivable for fund shares sold                                         558,614
Receivable for dividends                                                 64,868
Receivable from fund administrator                                        8,514
                                                                   ------------
   Total Assets                                                      61,813,965
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        496,888
Payable for fund shares repurchased                                      42,118
Accrued expenses                                                         13,448
Management fee payable                                                   15,105
Distribution fee payable (Class A Shares)                                 6,866
Distribution fee payable (Class B Shares)                                 8,418
Distribution fee payable (Class C Shares)                                   656
Fund service fee payable                                                  8,662
                                                                   ------------
   Total Liabilities                                                    592,161
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $ 61,221,804
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares

$48,555,574 / 3,857,090 shares outstanding                         $      12.59
Sales Charge -- 2.50% of offering price                                    0.32
                                                                   ------------
Maximum Offering Price                                             $      12.91
                                                                   ============
   Class B Shares
$ 11,890,267 / 968,519 shares outstanding                          $      12.28
                                                                   ============
   Class C Shares
$775,963 / 65,552 shares outstanding                               $      11.84
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     48,912
Paid-in capital                                                     106,064,026
Accumulated undistributed net investment income                         129,496
Accumulated undistributed net realized loss on investments          (37,401,201)
Unrealized depreciation of investments                               (7,619,429)
                                                                   ------------
Net Assets                                                         $ 61,221,804
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   421,875
                                                                    -----------
Expenses:
Management advisory fee                                                  84,514
Transfer agent fees                                                      70,940
Custodian fees                                                           25,986
Distribution expense (Class A Shares)                                    33,814
Distribution expense (Class B Shares)                                    41,616
Distribution expense (Class C Shares)                                     3,685
Accounting services                                                       9,515
Auditing fees                                                             2,925
Legal fees                                                                2,750
Reports and notices to shareholders                                       5,850
Registration and filing fees                                             14,200
Directors' fees and expenses                                              3,734
Other                                                                     4,007
                                                                    -----------
   Total Expenses                                                       303,536
   Expense Reimbursement                                                (61,251)
   Expense Offset                                                          (611)
                                                                    -----------
   Net Expenses                                                         241,674
                                                                    -----------
Net Investment Income                                                   180,201
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                            (4,808,887)
Net change in unrealized appreciation (depreciation)                  5,442,958
                                                                    -----------
Net Realized and Unrealized Gain on Investments                         634,071
                                                                    -----------
Net Increase in Net Assets from Operations                          $   814,272
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Growth Index Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended           Year
                                                       5/31/03          Ended
                                                     (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment gain                                 $   180,201    $    188,061
Net realized loss on sales of investments            (4,808,887)    (10,568,732)
Net change in unrealized appreciation
   (depreciation)                                     5,442,958      (4,695,014)
                                                    -----------    ------------
Net increase (decrease) in net assets
   from operations                                      814,272     (15,075,685)
                                                    -----------    ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                      (219,899)        (18,867)
   Class B Shares                                            --              --
   Class C Shares                                            --              --
From net realized gain on investments
   Class A Shares                                            --              --
   Class B Shares                                            --              --
   Class C Shares                                            --              --
                                                    -----------    ------------
Total distributions to shareholders                    (219,899)        (18,867)
                                                    -----------    ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     5,477,726      11,105,786
   Class B Shares                                       800,400       2,435,084
   Class C Shares                                        73,874         615,316
Net asset value of shares in reinvestment of
   dividends and distributions
   Class A Shares                                       127,275          11,701
   Class B Shares                                            --              --
   Class C Shares                                            --              --
                                                    -----------    ------------
                                                      6,479,275      14,167,887
Less: Payments for shares reacquired
   Class A Shares                                    (5,221,219)     (9,269,968)
   Class B Shares                                      (920,798)     (3,231,377)
   Class C Shares                                       (95,014)       (413,579)
                                                    -----------    ------------
Increase in net assets from capital share
   transactions                                         242,244       1,252,963
                                                    -----------    ------------
Total Increase (Decrease) in Net Assets
   for period                                           836,617     (13,841,589)
Net Assets: Beginning of period                      60,385,187      74,226,776
                                                    -----------    ------------
Net Assets: End of period                           $61,221,804    $ 60,385,187
                                                    ===========    ============
Undistributed Net Investment Income at End
   of Period                                        $   129,496    $    169,194
                                                    ===========    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Growth Index Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                      Six Months                                                     Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended     Year Ended   9/13/99 through
                                                     (Unaudited)       11/30/02 (B)   11/30/01 (B)   11/30/00 (B)  11/30/99 (A)(B)
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                 $ 12.43           $ 15.30        $ 18.53         $ 21.30       $ 20.00
                                                       -------           -------        -------         -------       -------

Income (Loss) from Investment Operations
Net investment income (loss)                              0.05              0.07           0.03           (0.02)         0.02
Net realized and unrealized gain (loss)
   on investments                                         0.17             (2.93)         (3.26)          (2.74)         1.28
                                                       -------           -------        -------         -------       -------
Total from investment operations                          0.22             (2.86)         (3.23)          (2.76)         1.30
                                                       -------           -------        -------         -------       -------

Less Distributions
Dividends from net investment income                      0.06              0.01             --            0.01            --
Distributions from realized gains on investments            --                --             --            0.00**          --
                                                       -------           -------        -------         -------       -------
Total Distributions                                       0.06              0.01             --            0.01            --
                                                       -------           -------        -------         -------       -------
Net asset value at end of period                       $ 12.59           $ 12.43        $ 15.30         $ 18.53       $ 21.30
                                                       =======           =======        =======         =======       =======
Total Return (%) *                                        1.78++          (18.73)        (17.43)         (12.97)         6.50++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           0.65+             0.65           0.66            0.66          0.63+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) ***               0.87+             0.79           0.78            0.76          1.11+
Ratio of net investment income (loss) to average
   net assets (%)                                         0.85+             0.49           0.19           (0.07)         0.46+
Ratio of net investment income (loss) to average
   net assets before voluntary expense
   reimbursements (%)***                                  0.63+             0.36           0.07           (0.17)        (0.01)+
Portfolio turnover rate (%)                                 13++              29             52              30             3++
Net assets at end of period (000 omitted)              $48,556           $47,721        $57,585         $68,451       $28,530

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
**   Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Growth Index Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                      Six Months                                                      Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended     Year Ended    9/13/99 through
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (B)    11/30/00 (A)(B)
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                  $ 12.11          $ 15.06        $ 18.38         $ 21.28         $ 20.00
                                                        -------          -------        -------         -------         -------
Income (Loss) from Investment Operations
Net investment loss                                       (0.01)           (0.06)         (0.10)          (0.19)          (0.01)
Net realized and unrealized gain (loss) on
   investments                                             0.18            (2.89)         (3.22)          (2.71)           1.29
                                                        -------          -------        -------         -------         -------
Total from investment operations                           0.17            (2.95)         (3.32)          (2.90)           1.28
                                                        -------          -------        -------         -------         -------
Less Distributions
Dividends from net investment income                         --               --             --              --              --
Distributions from realized gains on investments             --               --             --            0.00**            --
                                                        -------          -------        -------         -------         -------
Total Distributions                                          --               --             --              --              --
                                                        -------          -------        -------         -------         -------
Net asset value at end of period                        $ 12.28          $ 12.11        $ 15.06         $ 18.38         $ 21.28
                                                        =======          =======        =======         =======         =======
Total Return (%) *                                         1.40 ++        (19.59)        (18.06)         (13.62)           6.40++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.53 +           1.59           1.48            1.45            1.17+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) ***                1.74 +           1.73           1.60            1.54            1.66+
Ratio of net investment loss to average
   net assets (%)                                         (0.03)+          (0.44)         (0.63)          (0.85)          (0.14)+
Ratio of net investment loss to average net
   assets before voluntary expense
   reimbursements (%)***                                  (0.24)+          (0.58)         (0.75)          (0.94)          (0.62)+
Portfolio turnover rate (%)                                  13 ++            29             52              30               3++
Net assets at end of period (000 omitted)               $11,890          $11,867        $15,778         $20,314         $ 8,452

                                                      Six Months                                       Period from
                                                   Ended 5/31/03 (B)    Year Ended     Year Ended    3/30/00 through
                                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)    11/30/00 (B)(C)
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                  $11.80           $ 14.78        $ 18.36         $ 23.59
                                                        ------           -------        -------         -------
Income (Loss) from Investment Operations
Net investment loss                                      (0.13)            (0.18)         (0.36)          (0.29)
Net realized and unrealized gain (loss) on
   investments                                            0.17             (2.80)         (3.22)          (4.94)
                                                        ------           -------        -------         -------
Total from investment operations                          0.04             (2.98)         (3.58)          (5.23)
                                                        ------           -------        -------         -------
Less Distributions
Dividends from net investment income                        --                --             --              --
Distributions from realized gains on investments            --                --             --              --
                                                        ------           -------        -------         -------
Total Distributions                                         --                --             --              --
                                                        ------           -------        -------         -------
Net asset value at end of period                        $11.84           $ 11.80        $ 14.78         $ 18.36
                                                        ======           =======        =======         =======
Total Return (%) *                                        0.34 ++         (20.16)        (19.50)         (22.17)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           3.39 +            2.55           3.23            2.35+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) ***               3.61 +            2.68           3.34            2.45+
Ratio of net investment loss to average
   net assets (%)                                        (1.88)+           (1.40)         (2.37)          (1.81)+
Ratio of net investment loss to average net
   assets before voluntary expense
   reimbursements (%)***                                 (2.10)+           (1.52)         (2.48)          (1.90)+
Portfolio turnover rate (%)                                 13 ++             29             52              30
Net assets at end of period (000 omitted)               $  776           $   797        $   864         $   608

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
**   Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Common Stock Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                                         Value
                                                          Shares        (Note 1)
--------------------------------------------------------------------------------
Common Stocks 99.9%
Consumer Discretionary 13.2%
* AOL Time Warner, Inc.                                2,265,000   $ 34,473,300
* Comcast Corp. -
   Class A                                               650,000     18,733,000
Fairmont Hotels
Resorts, Inc.                                            270,000      6,372,000
Home Depot, Inc.                                         430,000     13,970,700
* Interpublic Group of
  Cos., Inc.                                           1,520,000     20,900,000
* Liberty Media Corp.                                  1,009,000     11,805,300
Sony Corp. (ADR)                                         310,000      8,475,400
TJX Cos                                                  300,000      5,460,000
* Yum Brands, Inc.                                       325,000      9,087,000
                                                                   ------------
                                                                    129,276,700
                                                                   ------------
Consumer Staples 4.0%
Altria Group, Inc.                                       475,000     19,617,500
Kimberly-Clark Corp.                                     275,000     14,280,750
Sara Lee Corp.                                           324,500      5,912,390
                                                                   ------------
                                                                     39,810,640
                                                                   ------------
Energy 11.1%
ChevronTexaco Corp.                                       98,700      7,001,778
* Cooper Cameron Corp.                                   132,400      7,227,716
Exxon Mobil Corp.                                        500,000     18,200,000
GlobalSantaFe Corp.                                      280,500      6,978,840
Kerr-McGee Corp.                                         218,800     10,410,504
* Pioneer Natural
  Resources Co.                                          352,000      9,412,480
* Pride Int'l., Inc.                                     507,400      9,655,822
Royal Dutch
  Petroleum Co.                                          200,000      9,110,000
Schlumberger Ltd.                                        176,700      8,591,154
Tidewater, Inc.                                          242,200      7,997,444
* Transocean, Inc.                                       179,300      4,190,241
* Weatherford Int'l., Inc.                               229,600     10,412,360
                                                                   ------------
                                                                    109,188,339
                                                                   ------------
Financials 18.3%
American Express Co.                                     280,800     11,698,128
American Int'l. Group                                    190,000     10,997,200
Bank of New York, Inc.                                   720,000     20,836,800
* Berkshire Hathaway,
  Inc. - Class A                                             125      8,875,000
Citigroup, Inc.                                          575,000     23,586,500
Fleetboston Financial
  Corp.                                                  600,000     17,742,000
Goldman Sachs
Group, Inc.                                              130,000     10,595,000
Morgan Stanley                                           240,000     10,980,000
PNC Financial Services
  Group, Inc.                                            210,000     10,342,500
St. Paul Cos., Inc.                                      460,000     16,826,800
Travelers Property
  Casualty - Class A                                     700,000     11,431,000
US Bancorp                                               510,000     12,087,000
Wells Fargo & Co.                                        280,000     13,524,000
                                                                   ------------
                                                                    179,521,928
                                                                   ------------
Health Care 16.9%
Abbott Labs                                              350,000     15,592,500
Applera Corp. - Applied
  Biosystems Group                                       300,000      5,841,000
Baxter Int'l., Inc.                                      550,000     13,937,000
* Biogen, Inc.                                           125,000      5,305,000
Cigna Corp.                                              285,000     15,988,500
Guidant Corp.                                            684,700     28,949,116
Johnson & Johnson                                        150,000    $ 8,152,500
* Laboratory Corp.                                       407,800     13,110,770
Lilly, Eli & Co.                                         333,900     19,957,203
* Millipore Corp.                                        160,000      6,512,000
* Tenet Healthcare Corp.                               1,155,000     19,276,950
* WebMD Corp.                                            300,000      2,982,000
Wyeth                                                    235,000     10,304,750
                                                                   ------------
                                                                    165,909,289
                                                                   ------------
Industrials 10.3%
CSX Corp.                                                440,000     14,410,000
General Dynamics Corp.                                   335,800     22,438,156
General Electric Co.                                     151,700      4,353,790
Honeywell Int'l., Inc.                                   481,600     12,617,920
Lockheed Martin Corp.                                    168,800      7,835,696
Northrop Grumman Corp.                                   120,500     10,597,975
Tyco Int'l. Ltd.                                         716,900     12,689,130
Union Pacific Corp.                                      148,900      9,081,411
United Technologies
  Corp.                                                  102,800      7,016,100
                                                                   ------------
                                                                    101,040,178
                                                                   ------------
Information Technology 15.9%
* Agilent Technologies, Inc.                             550,100      9,973,313
* Analog Devices, Inc.                                   210,000      8,095,500
* Applied Materials, Inc.                                620,000      9,647,200
* BMC Software, Inc.                                     300,000      5,088,000
* Ceridian Corp.                                         500,000      8,625,000
* CIENA Corp.                                            523,000      3,007,250
* Convergys Corp.                                        550,000      9,834,000
Electronic Data
  Systems                                              1,000,000     20,150,000
* EMC Corp.                                              600,000      6,492,000
* Flextronics Int'l., Ltd.                             1,108,600     11,751,160
Intel Corp.                                              200,000      4,168,000
Int'l. Business Machines                                  97,600      8,592,704
* Intersil Holdings Corp. -
  Class A                                                225,000      5,499,000
Motorola, Inc.                                         1,100,000      9,372,000
* Nortel Networks Corp.                                  650,000      2,041,000
Scientific Atlantic, Inc.                                 90,900      1,789,821
* Sun Microsystems                                     2,675,000     11,582,750
* Tellabs, Inc.                                          389,400      3,091,836
* Teradyne, Inc.                                         400,000      6,860,000
Texas Instruments, Inc.                                  519,800     10,655,900
                                                                   ------------
                                                                    156,316,434
                                                                   ------------
Materials 7.5%
Alcan, Inc.                                              276,000      8,335,200
Dow Chemical Co.                                         144,400      4,591,920
Dupont (EI) de Nemours                                   251,900     10,615,066
Freeport McMoran
  Cooper                                                 250,000      5,487,500
IMC Global, Inc.                                       1,058,700      9,253,038
International Paper Co.                                  369,800     13,560,566
MeadWestvaco Corp.                                       393,700      9,858,248
Monsanto Co.                                             608,246     12,195,332
                                                                   ------------
                                                                     73,896,870
                                                                   ------------
Telecommunication Services 2.7%
AT & T Corp.                                             500,000      9,745,000
Verizon Communications                                   445,000     16,843,250
                                                                   ------------
                                                                     26,588,250
                                                                   ------------
Total Common Stocks
(Cost $768,077,505)                                                 981,548,628
                                                                   ------------

                                                      Principal
                                                        Amount        Value
                                                      (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 0.4%

American Express
1.22%, 06/03/2003
  (Cost $4,399,702)                                       4,400M   $  4,399,702
                                                                   ------------
Total Investments
  (Cost $772,477,207)**                                             985,948,330

Excess of Liabilities
  Over Other Assets (0.3%)                                           (3,162,845)
                                                                   ------------
Net Assets                                                          982,785,485
                                                                   ============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 unrealized appreciation for federal income tax purposes aggregated $213,471,123 of which $239,065,773 related to appreciated securities and $25,594,650 related to depreciated securities.
     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Common Stock Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value ($772,477,207)                                 $985,948,330
Cash and cash equivalents                                              4,556,557
Receivable for securities sold                                         5,649,935
Receivable for fund shares sold                                        1,048,344
Receivable for dividends                                               1,555,274
                                                                    ------------
   Total Assets                                                      998,758,440
                                                                    ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      14,137,081
Payable for fund shares repurchased                                      604,042
Accrued expenses                                                         373,921
Management fee payable                                                   438,528
Distribution fee payable (Class A Shares)                                275,473
Distribution fee payable (Class B Shares)                                 43,581
Distribution fee payable (Class C Shares)                                  1,164
Fund service fee payable                                                  99,165
                                                                    ------------
   Total Liabilities                                                  15,972,955
                                                                    ------------
Net Assets Applicable to Outstanding shares                         $982,785,485
                                                                    ============
Net Asset Value and Offering Price per Share
   Class A Shares
$904,040,096 / 33,460,533 shares outstanding                        $      27.02
Sales Charge -- 5.00% of offering price                                     1.42
                                                                    ------------
Maximum Offering Price                                              $      28.44
                                                                    ============
   Class B Shares
$73,677,842 / 2,748,295 shares outstanding                          $      26.81
                                                                    ============
   Class C Shares
$5,067,547 / 189,017 shares outstanding                             $      26.81
                                                                    ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    363,978
Paid-in capital                                                      730,828,497
Accumulated undistributed net investment income                          303,420
Accumulated undistributed net realized
   long-term gain on investments                                      37,818,467
Unrealized appreciation of investments                               213,471,123
                                                                    ------------
Net Assets                                                          $982,785,485
                                                                    ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 8,034,252
Interest                                                                181,106
                                                                    ------------
   Total Income                                                       8,215,358
                                                                    ------------
Expenses:
Management advisory fee                                               2,470,841
Transfer agent fees                                                     763,190
Custodian fees                                                           54,033
Distribution expense (Class A Shares)                                 1,233,680
Distribution expense (Class B Shares)                                   353,484
Distribution expense (Class C Shares)                                    22,764
Accounting services                                                     150,990
Auditing fees                                                            11,100
Legal fees                                                               37,250
Reports and notices to shareholders                                      43,550
Registration and filing fees                                             26,147
Directors' fees and expenses                                             59,448
Other                                                                    27,465
                                                                    ------------
   Total Expenses                                                     5,253,942
   Expense Offset                                                        (7,883)
                                                                    ------------
   Net Expenses                                                       5,246,059
                                                                    ------------
Net Investment Income                                                 2,969,299
                                                                    ------------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            39,781,382
Net realized gain on written options                                     61,444
Net change in unrealized appreciation                                 6,197,130
                                                                    ------------
Net Realized and Unrealized Gain
   on Investments                                                    46,039,956
                                                                    ------------
Net Increase in Net Assets from Operations                          $49,009,255
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Common Stock Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended           Year
                                                       5/31/03         Ended
                                                     (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                               $  2,969,299   $    7,381,733
Net realized gain (loss) on sales of investments      39,842,826         (282,289)
Net change in unrealized
   appreciation (depreciation)                         6,197,130     (157,602,059)
                                                    ------------   --------------
Net increase (decrease) in net assets
   from operations                                    49,009,255     (150,502,615)
                                                    ------------   --------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                     (4,044,328)      (6,482,941)
   Class B Shares                                        (25,702)              --
   Class C Shares                                         (1,110)              --
From net realized gain on investments
   Class A Shares                                             --     (122,218,984)
   Class B Shares                                             --      (12,281,503)
   Class C Shares                                             --       (1,396,873)
                                                    ------------   --------------
Total distributions to shareholders                   (4,071,140)    (142,380,301)
                                                    ------------   --------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     31,153,255      132,679,137
   Class B Shares                                      5,029,425       13,572,546
   Class C Shares                                        635,868       39,466,447
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                      3,108,248      106,199,798
   Class B Shares                                         24,258       12,106,432
   Class C Shares                                          1,017        1,393,903
                                                    ------------   --------------
                                                      39,952,071      305,418,263
Less: Payments for shares reacquired
   Class A Shares                                    (61,154,116)    (215,776,922)
   Class B Shares                                    (15,004,862)     (30,815,079)
   Class C Shares                                       (800,661)     (40,236,363)
                                                    ------------   --------------
Increase (decrease) in net assets from
   capital share transactions                        (37,007,568)      18,589,899
                                                    ------------   --------------
Total Increase (Decrease)
   in Net Assets for period                            7,930,547     (274,293,017)
Net Assets: Beginning of period                      974,854,938    1,249,147,955
                                                    ------------   --------------
Net Assets: End of period                           $982,785,485   $  974,854,938
                                                    ============   ==============
Undistributed Net Investment
   Income at End of Period                          $    303,420   $    1,405,262
                                                    ============   ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Common Stock Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                             Six Months
                                         Ended 5/31/03 (B)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                            (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (B)    11/30/99     11/30/98
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of
   period                                    $  25.70          $  33.18      $    41.22     $    42.91    $    44.56   $    44.09
                                             --------          --------      ----------     ----------    ----------   ----------
Income (Loss) from Investment
   Operations
Net investment income                            0.09              0.22            0.24           0.30          0.37         0.42
Net realized and unrealized gain
   (loss) on investments                         1.35             (3.91)          (2.50)          1.54          2.17         5.19
                                             --------          --------      ----------     ----------    ----------   ----------
Total from investment operations                 1.44             (3.69)          (2.26)          1.84          2.54         5.61
                                             --------          --------      ----------     ----------    ----------   ----------
Less Distributions
Dividends from net investment income             0.12              0.18            0.27           0.31          0.38         0.45
Distributions from realized gains on
   investments                                     --              3.61            5.51           3.22          3.81         4.69
                                             --------          --------      ----------     ----------    ----------   ----------
Total Distributions                              0.12              3.79            5.78           3.53          4.19         5.14
                                             --------          --------      ----------     ----------    ----------   ----------
Net asset value at end of period             $  27.02          $  25.70      $    33.18     $    41.22    $    42.91   $    44.56
                                             ========          ========      ==========     ==========    ==========   ==========
Total Return (%)*                                5.66++          (12.55)          (6.43)          4.80          5.96        14.31

Ratios/Supplemental Data

Ratio of net expenses to average net
   assets (%)                                    1.09+             1.02            1.06           1.03          1.00         1.02
Ratio of net investment income to
   average net assets (%)                        0.74+             0.76            0.66           0.75          0.85         0.98
Portfolio turnover rate (%)                        50++              55              65             52            37           28
Net assets at end of period
   (000 omitted)                             $904,040          $889,066      $1,129,290     $1,313,790    $1,538,671   $1,610,630

                                           Six Months
                                       Ended 5/31/03 (B)    Year Ended     Year Ended      Year Ended     Year Ended     Year Ended
                                          (Unaudited)      11/30/02 (B)   11/30/01 (B)    11/30/00 (B)   11/30/99 (B)   11/30/98 (B)
                                       -----------------   ------------   ------------    ------------   ------------   ------------
Class B Shares
Net asset value at beginning of
   period                                  $ 25.50           $ 33.04       $  41.08         $  42.82      $   44.47       $  44.03
                                           -------           -------       --------         --------      ---------       --------
Income (Loss) from Investment
   Operations
Net investment income (loss)                 (0.06)            (0.05)         (0.05)           (0.03)          0.03           0.07
Net realized and unrealized gain
   (loss) on investments                      1.38             (3.88)         (2.48)            1.53           2.18           5.19
                                           -------           -------       --------         --------       --------       --------
Total from investment operations              1.32             (3.93)         (2.53)            1.50           2.21           5.26
                                           -------           -------       --------         --------       --------       --------
Less Distributions
Dividends from net investment income          0.01                --           0.00**           0.02           0.05           0.13
Distributions from realized gains
   on investments                               --              3.61           5.51             3.22           3.81           4.69
                                           -------           -------       --------         --------       --------       --------
Total Distributions                           0.01              3.61           5.51             3.24           3.86           4.82
                                           -------           -------       --------         --------       --------       --------
Net asset value at end of period           $ 26.81           $ 25.50       $  33.04         $  41.08       $  42.82       $  44.47
                                           =======           =======       ========         ========       ========       ========
Total Return (%)*                             5.18++          (13.39)         (7.20)            3.94           5.14          13.38

Ratios/Supplemental Data

Ratio of net expenses to average net
   assets (%)                                 2.03+             1.96           1.86             1.86           1.81           1.81
Ratio of net investment income
   (loss) to average net assets (%)          (0.20)+           (0.18)         (0.14)           (0.08)          0.05           0.19
Portfolio turnover rate (%)                     50++              55             65               52             37             28
Net assets at end of period
   (000 omitted)                           $73,678           $80,772       $112,871         $125,430      $ 149,586       $129,966

(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
**   Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           Sentinel Common Stock Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                      Six Months                                                                      Period from
                                   Ended 5/31/03 (B)    Year Ended     Year Ended     Year Ended     Year Ended     5/4/98 through
                                      (Unaudited)      11/30/02 (B)   11/30/01 (B)   11/30/00 (B)   11/30/99 (B)   11/30/98 (A)(B)
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of
   period                               $25.51            $33.08         $41.16         $42.90         $44.55           $45.23
                                        ------            ------         ------         ------         ------           ------
Income (Loss) from Investment
   Operations
Net investment income (loss)             (0.07)            (0.06)         (0.03)         (0.04)         (0.03)            0.06
Net realized and unrealized
   gain (loss) on investments             1.38             (3.90)         (2.54)          1.52           2.20            (0.71)
                                        ------            ------         ------         ------         ------           ------
Total from investment operations          1.31             (3.96)         (2.57)          1.48           2.17            (0.65)
                                        ------            ------         ------         ------         ------           ------
Less Distributions
Dividends from net investment
   income                                 0.01                --           0.00 **          --           0.01             0.03
Distributions from realized
   gains on investments                     --              3.61           5.51           3.22           3.81               --
                                        ------            ------         ------         ------         ------           ------
Total Distributions                       0.01              3.61           5.51           3.22           3.82             0.03
                                        ------            ------         ------         ------         ------           ------
Net asset value at end of period        $26.81            $25.51         $33.08         $41.16         $42.90           $44.55
                                        ======            ======         ======         ======         ======           ======
Total Return (%) *                        5.12++          (13.48)        (7.30)           3.87           5.03            (1.43)++

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                         2.17+             2.02           1.91           1.93           1.90             1.92+
Ratio of net investment income
   (loss) to average
   net assets (%)                        (0.31)+           (0.23)         (0.12)         (0.11)         (0.04)            0.08+
Portfolio turnover rate (%)                 50++              55             65             52             37               28
Net assets at end of period
   (000 omitted)                        $5,068            $5,018         $6,987         $5,616         $7,323           $5,358

(A)  Commenced operations May 4, 1998.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
**   Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                       Principal
                                                        Amount         Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 27.5%
Federal Home Loan Mortgage Corporation 9.3%
Collateralized Mortgage Obligations:
   FHR 2541 MD 6%, '32                                   2,000M     $ 2,151,000
                                                                    -----------
Mortgage-Backed Securities:
15-Year:
   9%, '05                                                 141M         146,943
   9.5%, '06                                               102M         106,563
   5%, '18                                               5,500M       5,696,649
                                                                    -----------
                                                                      5,950,155
                                                                    -----------
30-Year:
   5.5%, '29                                             3,069M       3,192,077
   6%, '29                                               3,205M       3,326,084
   5.5%, '30                                             4,769M       4,959,623
   6%, '32                                               3,135M       3,251,939
                                                                    -----------
                                                                     14,729,723
                                                                    -----------
Total Federal Home Loan Mortgage Corporation                         22,830,878
                                                                    -----------
Federal National Mortgage Association 7.9%
Collateralized Mortgage Obligations:
   FNR 2003-33 P 6%, '28                                 3,000M       3,223,800
                                                                    -----------
Mortgage-Backed Securities:
10-Year:
   5%, '13                                               3,951M       4,128,012
                                                                    -----------
15-Year:
   9%, '06                                                 193M         199,809
   10.5%, '12                                               74M          85,274
   5%, '18                                               5,000M       5,190,600
                                                                    -----------
                                                                      5,475,683
                                                                    -----------
20-Year:
   10.25%, '17                                             118M         134,898
   6.5%, '21                                             1,460M       1,527,668
                                                                    -----------
                                                                      1,662,566
                                                                    -----------
30-Year:
   6.5%, '26                                             1,741M       1,819,548
   6%, '29                                               2,055M       2,138,063
   6%, '29                                                 140M         147,581
   7%, '29                                                 570M         605,136
   9%, '29                                                 115M         125,533
                                                                    -----------
                                                                      4,835,861
                                                                    -----------
Total Federal National Mortgage Association                          19,325,922
                                                                    -----------
Government National Mortgage Association 10.3%
Mortgage-Backed Securities:
15-year:
   7.5%, '14                                               349M         377,230
   8%, '15                                                 110M         118,414
   5%, '18                                               3,000M       3,137,790
   5%, '18                                               4,980M       5,209,084
                                                                    -----------
                                                                      8,842,518
                                                                    -----------
30-Year:
   9%, '09                                                  18M          20,056
   7%, '29                                                 614M         647,454
   5%, '33                                               1,498M       1,550,596
   5%, '33                                               4,994M       5,168,493
   5%, '33                                               3,496M       3,617,826
   5.5%, '33                                             1,992M       2,092,894
   6%, '33                                               2,993M       3,137,542
                                                                    -----------
                                                                     16,234,861
                                                                    -----------
Total Government National Mortgage Associaton                        25,077,379
                                                                    -----------
Total U.S. Government Agency Obligations
(Cost $66,718,146)                                                   67,234,179
                                                                    -----------
Bonds 2.3%
Financial Institutions 0.4%
Boeing Capital Corp.
   6.5%, '12                                             1,000M     $ 1,116,250
                                                                    -----------
Media 1.0%
Walt Disney Co.
   7%, '32                                               2,000M       2,362,500
                                                                    -----------
Telecommunications 0.9%
Comcast Corp.
   5.5%, '11                                             2,000M       2,140,000
                                                                    -----------
Total Bonds
(Cost $4,971,040)                                                     5,618,750
                                                                    -----------

                                                                       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 68.3%
Consumer Discretionary 8.7%
* AOL Time Warner, Inc.                                   355,000   $ 5,403,100
* Comcast Corp. - Class A                                 125,000     3,602,500
Fairmont Hotels Resorts, Inc.                              45,000     1,062,000
Home Depot, Inc.                                           65,000     2,111,850
* Interpublic Group of Cos., Inc.                         235,000     3,231,250
* Liberty Media Corp.                                     165,000     1,930,500
Sony Corp. (ADR)                                           50,000     1,367,000
TJX Cos.                                                   50,000       910,000
* Yum Brands, Inc.                                         60,000     1,677,600
                                                                    -----------
                                                                     21,295,800
                                                                    -----------
Consumer Staples 2.4%
Altria Group, Inc.                                         70,000     2,891,000
Colgate Palmolive                                          15,000       894,300
Gillette Co.                                               25,000       840,250
Kimberly-Clark Corp.                                       25,000     1,298,250
                                                                    -----------
                                                                      5,923,800
                                                                    -----------
Energy 7.6%
ChevronTexaco Corp.                                        13,600       964,784
* Cooper Cameron Corp.                                     20,600     1,124,554
Exxon Mobil Corp.                                          78,000     2,839,200
GlobalSantaFe Corp.                                        30,200       751,376
Kerr-McGee Corp.                                           53,000     2,521,740
* Pioneer Natural Resources Co.                            71,700     1,917,258
* Pride Int'l., Inc.                                       89,700     1,706,991
Royal Dutch Petroleum Co.                                  30,500     1,389,275
Schlumberger Ltd.                                          25,700     1,249,534
Tidewater, Inc.                                            40,800     1,347,216
* Transocean, Inc.                                         34,700       810,939
* Weatherford Int'l., Inc.                                 42,000     1,904,700
                                                                    -----------
                                                                     18,527,567
                                                                    -----------
Financials 11.4%
American Express Co.                                       30,400     1,266,464
American Int'l. Group                                      25,000     1,447,000
Bank of New York, Inc.                                    110,000     3,183,400
* Berkshire Hathaway, Inc. - Class A                           20     1,420,000
Citigroup, Inc.                                            70,000     2,871,400
Fleetboston Financial Corp.                                95,000     2,809,150
Franklin Resources, Inc.                                   20,000       747,400
Goldman Sachs Group, Inc.                                  25,000     2,037,500
Morgan Stanley                                             40,000     1,830,000
PNC Financial Services Group, Inc.                         35,000     1,723,750
St. Paul Cos., Inc.                                        72,000     2,633,760
Travelers Property Casualty - Class A                     110,000     1,796,300
US Bancorp                                                 85,000     2,014,500
Wells Fargo & Co.                                          43,000     2,076,900
                                                                    -----------
                                                                     27,857,524
                                                                    -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Investment in Securities (Continued)
at May 31, 2003 (Unaudited)

                                                                        Value
                                                         Shares         (Note 1)
--------------------------------------------------------------------------------
Health Care 10.7%
Abbott Labs                                               50,000   $  2,227,500
Applera Corp. - Applied
Biosystems Group                                          50,000        973,500
Baxter Int'l., Inc.                                       90,000      2,280,600
* Biogen, Inc.                                            20,000        848,800
Cigna Corp.                                               45,000      2,524,500
Guidant Corp.                                            100,000      4,228,000
Johnson & Johnson                                         23,700      1,288,095
* Laboratory Corp.                                        69,000      2,218,350
  Lilly, Eli & Co.                                        52,100      3,114,017
* Millipore Corp.                                         25,400      1,033,780
* Tenet Healthcare Corp.                                 190,000      3,171,100
* WebMD Corp.                                             75,000        745,500
Wyeth                                                     36,000      1,578,600
                                                                   ------------
                                                                     26,232,342
                                                                   ------------
* Nasdaq-100 Index
Tracking Stock                                            80,000      2,376,800
                                                                   ------------
Industrials 7.2%
CSX Corp.                                                 90,000      2,947,500
General Dynamics Corp.                                    57,900      3,868,878
General Electric Co.                                      21,700        622,790
Honeywell Int'l., Inc.                                    88,600      2,321,320
Lockheed Martin Corp.                                     26,400      1,225,488
Northrop Grumman Corp.                                    19,300      1,697,435
Tyco Int'l. Ltd.                                         118,600      2,099,220
Union Pacific Corp.                                       23,900      1,457,661
United Technologies Corp.                                 19,700      1,344,525
                                                                   ------------
                                                                     17,584,817
                                                                   ------------
Information Technology 12.8%
* Agilent Technologies, Inc.                             128,300      2,326,079
* Analog Devices, Inc.                                    40,000      1,542,000
* Applied Materials, Inc.                                110,000      1,711,600
* BMC Software, Inc.                                      75,000      1,272,000
* Ceridian Corp.                                         100,000      1,725,000
* CIENA Corp.                                             92,300        530,725
* Convergys Corp.                                        120,000      2,145,600
Electronic Data Systems                                  160,000      3,224,000
* EMC Corp.                                              100,000      1,082,000
* Flextronics Int'l., Ltd.                               193,400      2,050,040
Intel Corp.                                               26,000        541,840
Int'l. Business Machines                                  15,400      1,355,816
* Intersil Holdings Corp. -
   Class A                                                40,000        977,600
* LSI Logic Corp.                                        230,000      1,472,000
Motorola, Inc.                                           185,000      1,576,200
* Mykrolis Corp.                                          13,536        126,562
* National Semiconductor                                  60,000      1,497,600
* Nortel Networks Corp.                                  125,000        392,500
Scientific Atlanta, Inc.                                  13,900        273,691
* Sun Microsystems                                       410,000      1,775,300
* Tellabs, Inc.                                           66,200        525,628
* Teradyne, Inc.                                          75,000      1,286,250
Texas Instruments, Inc.                                   90,000      1,845,000
                                                                   ------------
                                                                     31,255,031
                                                                   ------------
Materials 4.9%
Alcan, Inc.                                               61,500   $  1,857,300
Dow Chemical Co.                                          21,700        690,060
Dupont (EI) de Nemours                                    32,500      1,369,550
Freeport McMoran Copper                                   40,000        878,000
IMC Global, Inc.                                         157,500      1,376,550
Int'l. Paper Co.                                          51,400      1,884,838
MeadWestvaco Corp.                                        57,500      1,439,800
Monsanto Co.                                             128,676      2,579,954
                                                                   ------------
                                                                     12,076,052
                                                                   ------------
Telecommunication Services 1.6%
A T & T Corp.                                             75,000      1,461,750
Verizon Communications                                    70,000      2,649,500
                                                                   ------------
                                                                      4,111,250
                                                                   ------------
Total Common Stocks
   (Cost $141,668,841)                                              167,240,983
                                                                   ------------

                                                Principal Amount       Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 4.5%
American Express Credit Corp.
   1.23%, 06/05/03                                   7,000M        $  6,999,043
Lasalle Bank
   1.24%, 06/02/03                                   4,000M           3,999,862
                                                                   ------------
Total Corporate Short-Term Notes
   (Cost $10,998,905)                                                10,998,905
                                                                   ------------
Total Investments
   (Cost $224,356,932)**                                            251,092,817
Excess of Liabilities Over Other Assets (2.6%)                       (6,257,966)
                                                                   ------------
Net Assets                                                         $244,834,851
                                                                   ============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized appreciation for federal income tax purposes aggregated $26,735,885 of which $34,617,186 related to appreciated securities and $7,881,301 related to depreciated securities.
     (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $224,356,932)                           $251,092,817
Cash and cash equivalents                                               470,710
Receivable for securities sold                                        6,263,514
Receivable for fund shares sold                                         972,137
Receivable for dividends                                                244,266
Receivable for interest                                                 368,353
                                                                   ------------
   Total Assets                                                     259,411,797
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                     14,062,120
Payable for fund shares repurchased                                     144,912
Accrued expenses                                                        128,955
Management fee payable                                                  119,386
Distribution fee payable (Class A Shares)                                56,695
Distribution fee payable (Class B Shares)                                23,051
Distribution fee payable (Class C Shares)                                 3,344
Distribution fee payable (Class D Shares)                                 4,669
Fund service fee payable                                                 33,814
                                                                   ------------
   Total Liabilities                                                 14,576,946
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $244,834,851
                                                                   ------------

Net Asset Value and Offering Price per Share
   Class A Shares
$198,361,794 / 13,348,618 shares outstanding                       $      14.86
Sales Charge -- 5.00% of offering price                                    0.78
                                                                   ------------
Maximum Offering Price                                             $      15.64
                                                                   ============
   Class B Shares
$34,391,070 / 2,306,754 shares outstanding                         $      14.91
                                                                   ============
   Class C Shares
$4,477,227 / 301,079 shares outstanding                            $      14.87
                                                                   ============
   Class D Shares
$7,604,760 / 513,894 shares outstanding                            $      14.80
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    164,703
Paid-in capital                                                     219,178,967
Accumulated undistributed net investment income                         138,155
Accumulated undistributed net realized
   loss on investments                                               (1,382,859)
Unrealized appreciation of investments                               26,735,885
                                                                   ------------
Net Assets                                                         $244,834,851
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 1,231,289
Interest                                                              2,137,692
                                                                    -----------
   Total Income                                                       3,368,981
                                                                    -----------
Expenses:
Management advisory fee                                                 680,564
Transfer agent fees                                                     281,810
Custodian fees                                                           20,632
Distribution expense (Class A Shares)                                   272,741
Distribution expense (Class B Shares)                                   166,421
Distribution expense (Class C Shares)                                    20,681
Distribution expense (Class D Shares)                                    24,812
Accounting services                                                      38,220
Auditing fees                                                            13,050
Legal fees                                                               10,750
Reports and notices to shareholders                                      25,750
Registration and filing fees                                             24,731
Directors' fees and expenses                                             14,890
Other                                                                    10,724
                                                                    -----------
   Total Expenses                                                     1,605,776
   Expense Offset                                                        (6,502)
                                                                    -----------
   Net Expenses                                                       1,599,274
                                                                    -----------
Net Investment Income                                                 1,769,707
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments

Net realized gain on sales of investments                             2,619,933
Net realized gain on written options                                     14,510
Net change in unrealized appreciation                                 9,826,671
                                                                    -----------
Net Realized and Unrealized Gain
   on Investments                                                    12,461,114
                                                                    -----------
Net Increase in Net Assets from Operations                          $14,230,821
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended           Year
                                                       5/31/03          Ended
                                                     (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                               $  1,769,707   $  4,737,770
Net realized gain (loss) on sales of investments       2,634,443     (3,107,166)
Net Change in unrealized
   apppreciation (depreciation)                        9,826,671    (22,396,053)
                                                    ------------   ------------
Net increase (decrease) in net assets
   from operations                                    14,230,821    (20,765,449)
                                                    ------------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                     (1,859,790)    (4,370,656)
   Class B Shares                                       (209,530)      (557,364)
   Class C Shares                                        (23,339)       (62,630)
   Class D Shares                                        (28,963)       (49,282)
From net realized gain on investments
   Class A Shares                                             --    (12,475,747)
   Class B Shares                                             --     (2,544,919)
   Class C Shares                                             --       (311,196)
   Class D Shares                                             --       (247,142)
                                                    ------------   ------------
Total distributions to shareholders                   (2,121,622)   (20,618,936)
                                                    ------------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     22,184,116     25,936,916
   Class B Shares                                      2,806,101      7,429,830
   Class C Shares                                        382,069      2,180,153
   Class D Shares                                      1,324,691      3,742,098
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                      1,594,045     15,596,195
   Class B Shares                                        193,241      2,970,101
   Class C Shares                                         19,653        363,539
   Class D Shares                                         28,959        284,284
                                                    ------------   ------------
                                                      28,532,875     58,503,116
                                                    ------------   ------------
Less: Payments for shares reacquired
   Class A Shares                                    (23,634,940)   (37,228,943)
   Class B Shares                                     (6,861,977)   (11,495,767)
   Class C Shares                                       (492,787)    (2,999,924)
   Class D Shares                                       (798,338)      (721,796)
                                                    ------------   ------------
Increase (decrease) in net assets from
   capital stock transactions                         (3,255,167)     6,056,686
                                                    ------------   ------------
Total Increase (Decrease)
   in Net Assets for period                            8,854,032    (35,327,699)
Net Assets: Beginning of period                      235,980,819    271,308,518
                                                    ------------   ------------
Net Assets: End of period                           $244,834,851   $235,980,819
                                                    ============   ============
Undistributed Net Investment
   Income at End of Period                          $    138,155   $    460,391
                                                    ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                             Six Months
                                               Ended
                                             5/31/03 (C)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                             (Unaudited)   11/30/02 (C)   11/30/01 (C)   11/30/00 (C)    11/30/99     11/30/98
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period         $  14.10      $  16.57       $  18.67       $  19.38      $  20.88     $  20.29
                                               --------      --------       --------       --------      --------     --------
Income (Loss) from Investment Operations
Net investment income                              0.12          0.32           0.46           0.61          0.55         0.54
Net realized and unrealized gain (loss) on
   investments                                     0.78         (1.50)         (0.47)          0.25         (0.03)        1.76
                                               --------      --------       --------       --------      --------     --------
Total from investment operations                   0.90         (1.18)         (0.01)          0.86          0.52         2.30
                                               --------      --------       --------       --------      --------     --------
Less Distributions
Dividends from net investment income               0.14          0.33           0.50           0.62          0.54         0.55
Distributions from realized gains on
   investments                                       --          0.96           1.59           0.95          1.48         1.16
                                               --------      --------       --------       --------      --------     --------
Total Distributions                                0.14          1.29           2.09           1.57          2.02         1.71
                                               --------      --------       --------       --------      --------     --------
Net asset value at end of period               $  14.86      $  14.10       $  16.57       $  18.67      $  19.38     $  20.88
                                               ========      ========       ========       ========      ========     ========
Total Return (%) *                                 6.48++       (7.67)         (0.14)          4.82          2.56        12.19
Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                  1.25+         1.21           1.15           1.13          1.12         1.13
Ratio of net investment income to average
   net assets (%)                                  1.74+         2.06           2.58           3.29          2.73         2.69
Portfolio turnover rate (%)                         125++         159            124            127           110           81
Net assets at end of period (000 omitted)      $198,362      $188,385       $216,950       $231,855      $297,027     $330,067

                                             Six Months
                                               Ended
                                             5/31/03 (C)    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                             (Unaudited)   11/30/02 (C)   11/30/01 (C)   11/30/00 (C)   11/30/99 (C)   11/30/98 (C)
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period         $ 14.15        $ 16.61       $ 18.70         $ 19.41       $ 20.91         $ 20.32
                                               -------        -------       -------         -------       -------         -------
Income (Loss) from Investment Operations
Net investment income                             0.07           0.20          0.31            0.47          0.39            0.38
Net realized and unrealized gain (loss) on
   investments                                    0.78          (1.50)        (0.45)           0.25         (0.02)           1.77
                                               -------        -------       -------         -------       -------         -------
Total from investment operations                  0.85          (1.30)        (0.14)           0.72          0.37            2.15
                                               -------        -------       -------         -------       -------         -------
Less Distributions
Dividends from net investment income              0.09           0.20          0.36            0.48          0.39            0.40
Distributions from realized gains on
   investments                                      --           0.96          1.59            0.95          1.48            1.16
                                               -------        -------       -------         -------       -------         -------
Total Distributions                               0.09           1.16          1.95            1.43          1.87            1.56
                                               -------        -------       -------         -------       -------         -------
Net asset value at end of period               $ 14.91        $ 14.15       $ 16.61         $ 18.70       $ 19.41         $ 20.91
                                               =======        =======       =======         =======       =======         =======
Total Return (%) *                                6.03++        (8.35)        (0.86)           3.99          1.79           11.34
Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                     2.06+          1.98          1.93            1.91          1.87            1.90
Ratio of net investment income to average
   net assets (%)                                 0.93+          1.29          1.80            2.52          2.00            1.91
Portfolio turnover rate (%)                        125++          159           124             127           110              81
Net assets at end of period (000 omitted)      $34,391        $36,607       $44,616         $45,617       $52,086         $46,946

(C)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             Sentinel Balanced Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                                                                        Period from
                                                   Six Months                                                              5/4/98
                                                     Ended                                                                through
                                                   5/31/03 (C)   Year Ended    Year Ended    Year Ended    Year Ended     11/30/98
                                                   (Unaudited)  11/30/02 (C)  11/30/01 (C)  11/30/00 (C)  11/30/99 (C)     (A)(C)
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period               $14.11        $16.58        $18.68        $19.39        $20.90       $20.87
                                                     ------        ------        ------        ------        ------       ------
Income (Loss) from Investment Operations
Net investment income                                  0.06          0.18          0.31          0.41          0.32         0.20
Net realized and unrealized gain (loss) on
   investments                                         0.78         (1.49)        (0.48)         0.23         (0.03)       (0.01)
                                                     ------        ------        ------        ------        ------       ------
Total from investment operations                       0.84         (1.31)        (0.17)         0.64          0.29         0.19
                                                     ------        ------        ------        ------        ------       ------
Less Distributions
Dividends from net investment income                   0.08          0.20          0.34          0.40          0.32         0.16
Distributions from realized gains on
   investments                                           --          0.96          1.59          0.95          1.48           --
                                                     ------        ------        ------        ------        ------       ------
Total Distributions                                    0.08          1.16          1.93          1.35          1.80         0.16
                                                     ------        ------        ------        ------        ------       ------
Net asset value at end of period                     $14.87        $14.11        $16.58        $18.68        $19.39       $20.90
                                                     ======        ======        ======        ======        ======       ======
Total Return (%) *                                     5.99++       (8.47)        (1.06)         3.54          1.38         0.94++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        2.17+         2.08          2.06          2.24          2.25         2.18+
Ratio of net investment income to average
   net assets (%)                                      0.82+         1.18          1.61          2.20          1.65         1.63+
Portfolio turnover rate (%)                             125++         159           124           127           110           81
Net assets at end of period (000 omitted)            $4,477        $4,344        $5,578        $3,066        $3,350       $1,523

                                                                                                              Period from
                                                   Six Months                                                    1/4/99
                                                     Ended                                                      through
                                                   5/31/03 (C)    Year Ended     Year Ended     Year Ended      11/30/99
                                                   (Unaudited)   11/30/02 (C)   11/30/01 (C)   11/30/00 (C)      (B)(C)
-------------------------------------------------------------------------------------------------------------------------
Class D Shares
Net asset value at beginning of period               $14.05         $16.51         $18.63         $19.32        $19.68
                                                     ------         ------         ------         ------        ------
Income (Loss) from Investment Operations
Net investment income                                  0.04           0.15           0.23           0.38          0.33
Net realized and unrealized gain (loss) on
   investments                                         0.77          (1.51)         (0.48)          0.27         (0.38)
                                                     ------         ------         ------         ------        ------
Total from investment operations                       0.81          (1.36)         (0.25)          0.65         (0.05)
                                                     ------         ------         ------         ------        ------
Less Distributions
Dividends from net investment income                   0.06           0.14           0.28           0.39          0.31
Distributions from realized gains on investments         --           0.96           1.59           0.95            --
                                                     ------         ------         ------         ------        ------
Total Distributions                                    0.06           1.10           1.87           1.34          0.31
                                                     ------         ------         ------         ------        ------
Net asset value at end of period                     $14.80         $14.05         $16.51         $18.63        $19.32
                                                     ======         ======         ======         ======        ======
Total Return (%) *                                     5.81++        (8.82)         (1.52)          3.62         (0.24)++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        2.45+          2.51           2.54           2.38          2.08+
Ratio of net investment income to average
   net assets (%)                                      0.53+          0.78           1.13           2.06          1.93+
Portfolio turnover rate (%)                             125++          159            124            127           110
Net assets at end of period (000 omitted)            $7,605         $6,644         $4,164         $1,983        $1,138

(A)  Commenced operations May 4, 1998.
(B)  Commenced operations January 4, 1999.
(C)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                 Principal Amount      Value
                                                    (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Bonds 94.1%
Aerospace & Defense 1.7%
Titan Corp.
   8%, '11 (a)                                        1,000M        $ 1,032,500
Transdigm, Inc.
   10.375%, '08                                       1,000M          1,065,000
                                                                    -----------
                                                                      2,097,500
                                                                    -----------
Automobiles & Auto Parts 4.7%
American Axle & Mfg., Inc.
   9.75%, '09                                           750M            815,625
Collins & Aikman
   Products Co.
   10.75%, '11                                        1,000M            865,000
CSK Auto, Inc.
   12%, '06                                           1,000M          1,105,000
Intermet Corp.
   9.75%, '09                                         1,000M            940,000
Stoneridge, Inc.
   11.5%, '12                                         1,000M          1,095,000
United Auto Group
   9.625%, '12                                        1,000M          1,035,000
                                                                    -----------
                                                                      5,855,625
                                                                    -----------
Broadcasting 2.8%
American Media
   Operations, Inc.
   8.875%, '11 (a)                                    1,000M          1,085,000
American Tower Escrow
   Corp.
   0%, '08                                            1,000M            630,000
Lamar Media Corp.
   7.25%, '13                                         1,000M          1,047,500
Vivendi Universal
   9.25%, '10 (a)                                       645M            736,106
                                                                    -----------
                                                                      3,498,606
                                                                    -----------
Building - Residential & Commercial 3.8%
Meritage Corp.
   9.75%, '11                                           500M            555,000
Schuler Homes, Inc.
   10.5%, '11                                         1,000M          1,125,000
Standard Pacific Corp.
   7.75%, '13                                           750M            765,000
Technical Olympic
   USA Corp.
   9%, '10                                              665M            694,925
WCI Communities, Inc.
   9.125%, '12                                        1,000M          1,041,250
                                                                    -----------
                                                                      4,181,175
                                                                    -----------
Chemicals 4.7%
Acetex Corp.
   10.875%, '09                                       1,000M          1,110,000
Buckeye Cellulose Corp.
   8.5%, '05                                          1,000M            980,000
Equistar Chemical LP,
   10.625%, '11 (a)                                     515M            525,300
Ethyl Corp.
   8.875%, '10 (a)                                      190M            194,512
FMC Corp.
   10.25%, '09                                          900M          1,014,750
Huntsman Int'l. LLC,
   9.875%, '09 (a)                                    1,000M          1,025,000
Lyondell Chemical Co.
   9.625%, '07                                          500M            493,750
Lyondell Chemical Co.
   9.5%, '08                                            500M            481,250
                                                                    -----------
                                                                      5,824,562
                                                                    -----------
Communications 7.8%
Echostar DBS Corp.
   9.375%, '09                                        1,400M          1,506,750
Emmis Communications
   Corp.
   8.125%, '09                                          150M            157,125
Emmis Communications Corp.
   0%, Due 03/15/11
   Steps up to 12.5%
   Beginning 03/15/06                                 1,600M        $ 1,392,000
Nextel Communications, Inc.
   9.375%, '09                                        1,200M          1,293,000
Nextel Partners, Inc.
   11%, '10                                           1,200M          1,296,000
Paxson Communications
   Corp.
   10.75%, '08                                        1,595M          1,714,625
Paxson Communications Corp.
   0%, Due 01/15/09
   Steps up to 12.25%
   Beginning 01/15/06                                   650M            533,000
RCN Corp.
   9.8%, '08                                          4,560M          1,732,800
                                                                    -----------
                                                                      9,625,300
                                                                    -----------
Consumer Products 3.2%
Jarden Corp.
   9.75%, '12                                           800M            850,000
Sealy Mattress Co.
   9.875%, '07 (a)                                      125M            120,000
Sealy Mattress Co.
   9.875%, '07                                          875M            840,000
Simmons Co.
   10.25%, '09                                        1,000M          1,075,000
Windmere-Durable
   Holdings, Inc.
   10%, '08                                           1,000M          1,052,500
                                                                    -----------
                                                                      3,937,500
                                                                    -----------
Containers & Packaging 7.1%
CP Ships Limited
   10.375%, '12                                       1,000M          1,120,000
Crown European Holdings
   9.5%, '11 (a)                                      1,000M          1,047,500
Four M. Corp.
   12%, '06                                           1,000M          1,025,000
General Maritime Corp.
   10%, '13 (a)                                         855M            916,988
Jefferson Smurfit Corp.
   7.5%, '13 (a)                                      1,000M          1,007,500
Norampac, Inc.
   9.5%, '08                                          1,000M          1,055,000
Overseas Shipholding
   Group
   8.25%, '13 (a)                                       750M            772,500
Owens-Brockway
   Glass Container
   8.875%, '09                                          755M            804,075
Owens-Brockway
   Glass Container
   8.75%, '12                                         1,000M          1,068,750
                                                                    -----------
                                                                      8,817,313
                                                                    -----------
Energy, Oil & Gas 8.6%
El Paso Energy Partners
   8.5%, '11                                            130M            139,100
El Paso Production
   Holding Co.
   7.75%, '13 (a)                                     1,000M            997,500
Grant Prideco, Inc.
   9%, '09                                              900M            976,500
Lone Star Technologies
   9%, '11                                            1,000M          1,040,000
Newpark Resources, Inc.
   8.625%, '07                                        1,000M          1,010,000
Parker Drilling Co.
   10.125%, '09                                         750M            808,125
Peabody Energy Corp.
   6.875%, '13 (a)                                      340M            357,000
Plains Exploration &
   Production Co.
   8.75%, '12 (a)                                       250M            267,500
Plains Exploration &
   Production Co.
   8.75%, '12                                           750M        $   802,500
Semco Energy, Inc.
   7.125%, '08 (a)                                      500M            518,750
Semco Energy, Inc.
   7.75%, '13 (a)                                       500M            530,000
SESI LLC
   8.875%, '11                                          750M            798,750
Tri-Union Development Corp.
   12.5%, '06                                           423M            329,940
Tri-Union Development Corp.
   Payment-In-Kind
   Accrued Investment
   12.5%, '06                                            32M             24,605
Vintage Petroleum, Inc.
   9.75%, '09                                         1,000M          1,072,500
Western Gas Resources, Inc.
   10%, '09                                             950M          1,030,750
                                                                    -----------
                                                                     10,703,520
                                                                    -----------
Food/Restaurants 4.1%
Chiquita Brands Intl., Inc.
   10.56%, '09                                        1,000M          1,080,000
Corn Products Int'l., Inc.
   8.25%, '07                                         1,000M          1,125,000
Corn Products Int'l., Inc.
   8.45%, '09                                           250M            277,500
Delahaize America, Inc.
   8.125%, '11                                          475M            524,875
Dole Food, Inc.
   7.25%, '10 (a)                                       665M            665,000
Michael Foods, Inc.
   11.75%, '11                                          500M            567,500
Tricon Global Restaurants
   8.875%, '11                                          750M            862,500
                                                                    -----------
                                                                      5,102,375
                                                                    -----------
Hospitals and Healthcare/
   Medical Technology 6.3%
Advanced Medical
   Optics, Inc.
   9.25%, '10                                         1,000M          1,055,000
Alaris Medical Systems, Inc.
   11.625%, '06                                         300M            361,500
Alpharma, Inc.
   8.625%, '11 (a)                                    1,250M          1,293,750
Ameripath, Inc.
   10.5%, '13 (a)                                     1,000M          1,045,000
Extendicare Health
   Services, Inc.
   9.35%, '07                                         1,000M            875,000
Icon Health & Fitness, Inc.
   11.25%, '12                                        1,000M          1,057,500
Medaphis Corp.
   9.5%, '05                                          1,000M          1,015,000
Pacificare Health Systems
   10.75%, '09                                        1,000M          1,100,000
                                                                    -----------
                                                                      7,802,750
                                                                    -----------
Industrial Diversified 2.3%
Dana Corp.
   9%, '11                                            1,000M          1,050,000
Dresser, Inc.
   9.375%, '11                                          750M            770,625
Terex Corp.
   8.875%, '08                                        1,000M          1,020,000
                                                                    -----------
                                                                      2,840,625
                                                                    -----------
Lodging/Entertainment 13.3%
AMC Entertainment, Inc.
   9.875%, '12                                        1,250M          1,309,375
Ameristar Casinos, Inc.
   10.75%, '09                                        1,000M          1,115,000

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Investment in Securities (Continued)
at May 31, 2003 (Unaudited)

                                                 Principal Amount       Value
                                                    (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
AMF Bowling
   WorldWide, Inc.
   13%, '08                                           1,000M        $  1,087,500
Chumash Casino & Resort
   9%, '10 (a)                                          180M             193,950
Coast Hotels & Casino, Inc.
   9.5%, '09                                          1,000M           1,063,750
Hammons, John Q
   Hotels LP
   8.875%, '12                                        1,115M           1,148,450
Hockey Company Unit
   11.25%, '09                                          675M             747,563
Hollywood Entertainment
   Corp.
   9.625%, '11                                        1,000M           1,070,000
IMAX Corp.
   7.875%, '05                                        1,000M             960,000
Isle of Capri Casinos, Inc.
   8.75%, '09                                         1,000M           1,050,000
La Quinta Properties
   8.875%, '11 (a)                                      400M             420,000
Mandalay Resort Group
   10.25%, '07                                        1,000M           1,105,000
Meristar Hospitality Corp.
   9.125%, '11                                          750M             697,500
MTR Gaming Group
   9.75%, '10 (a)                                     1,000M           1,042,500
Six Flags, Inc.
   8.875%, '10                                          125M             119,844
Vail Resorts, Inc.
   8.75%, '09                                         1,000M           1,035,000
Venetian Casino Resort
   11%, '10                                           1,000M           1,098,750
Weight Watchers Int'l. Inc.
   13%, '09                                           1,000M           1,145,000
                                                                    ------------
                                                                      16,409,182
                                                                    ------------
Metals/Minerals 3.7%
Alltrista Corp.
   9.75%, '12                                         1,000M           1,062,500
Freeport-McMoran
   Copper & Gold
   10.125%, '10 (a)                                   1,000M           1,111,250
Great Central Mines Ltd.
   8.875%, '08                                        1,000M             570,000
OM Group, Inc.
   9.25%, '11                                         1,000M             875,000
Pioneer Natural
   Resources Co.
   9.625%, '10                                          800M             986,000
United States Steel Corp.
   10.75%, '08                                           75M              78,188
                                                                    ------------
                                                                       4,682,938
                                                                    ------------
Paper & Printing 0.7%
Georgia-Pacific Corp.
   8.125%, '11                                        1,000M             975,000
                                                                    ------------
Real Estate 0.8%
Crescent Real Estate
   9.25%, '09                                           900M             969,750
                                                                    ------------
Rental 0.8%
United Rentals North
   America, Inc.
   10.75%, '08                                        1,000M           1,070,000
                                                                    ------------
Retail 6.2%
Central Garden and
   Pet Company, Inc.
   9.125%, '13                                        1,000M        $  1,062,500
Gap, Inc.
   6.9%, '07                                            480M             518,400
Michael's Store, Inc.
   9.25%, '09                                         1,000M           1,092,500
Mothers Work, Inc.
   11.25%, '10                                        1,000M           1,090,000
Office Depot, Inc.
   10%, '08                                           1,000M           1,175,000
Petco Animal Supplies
   10.75%, '11                                        1,000M           1,127,500
Rite Aid Corp.
   12.5%, '06                                         1,000M           1,115,000
Rite Aid Corp.
   9.5%, '11 (a)                                        400M             426,000
Saks, Inc.
   9.875%, '11                                          100M             115,250
                                                                    ------------
                                                                       7,722,150
                                                                    ------------
Semiconductors & Equipment 1.1%
CSC Holdings, Inc.
   7.625%, '11                                        1,000M           1,027,500
SPX Corp.
   7.5%, '13                                            385M             407,137
                                                                    ------------
                                                                       1,434,637
                                                                    ------------
Service 4.2%
Ainsworth Lumber Ltd.
   12.5%, '07                                         1,000M           1,115,000
Coinmach Corp.
   9%, '10                                            1,000M           1,080,000
Crum & Forsters
   Holdings Corp.
   10.375%, '13 (a)                                   1,000M             977,500
HLI Operating Co., Inc.
   10.5%, '10 (a)                                     1,000M           1,030,000
Thornburg Mortgage
   Corp.
   8%, '13 (a)                                        1,000M           1,000,000
                                                                    ------------
                                                                       5,202,500
                                                                    ------------
Waste Management 1.7%
Allied Waste North
   American, Inc.
   10%, '09                                           2,000M           2,112,500
                                                                    ------------
Wireless Communications 4.5%
Dobson Communications
   Corp.
   10.875%, '10                                       1,000M           1,060,000
Fairpoint Communications,
   Inc.,
   11.875%, '10 (a)                                   1,000M           1,147,500
Fairpoint Communications,
   Inc.,
   12.5%, '10                                           800M             820,000
Qwest Communications
   Int'l. Inc.,
   7.5%, '08                                          1,500M           1,402,500
Rogers Wireless, Inc.
   9.625%, '11                                        1,000M           1,125,000
                                                                    ------------
                                                                       5,555,000
                                                                    ------------
Total Bonds
(Cost $109,805,572)                                                  116,420,508
                                                                    ------------

                                                                        Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 2.9%
Broadcasting 0.2%
* XM Satellite Radio                                        25,000   $   283,500
                                                                     -----------
Cable/Other Video Distribution 1.7%
* Cablevision Systems
   Corp.                                                    24,000       464,640
* Comcast Corp.                                             41,800     1,258,598
* Nextel Partners, Inc.                                     58,810       320,514
                                                                     -----------
                                                                       2,043,752
                                                                     -----------
Containers & Packaging 0.3%
* Crown Holdings, Inc.                                      67,000       444,210
                                                                     -----------
Energy, Oil, & Gas 0.0%
* Tribo Petroleum                                              500             5
                                                                     -----------
Entertainment/Gaming 0.2%
* IMAX Corp.                                                38,000       290,320
                                                                     -----------
Metals/Minerals 0.0%
* Bulong Operations                                     17,779,417             0
                                                                     -----------
Real Estate 0.5%
Crescent Real Estate                                        35,000       568,750
                                                                     -----------
Total Common Stocks
(Cost $3,632,741)                                                      3,630,537
                                                                     -----------
Warrants 1.0%
American Tower
   Escrow Corp.                                              1,000       113,000
CSC Holdings, Inc.
   Preferred Warrant                                        10,000     1,045,000
* Ono Finance Plc.
   Warrants (a)                                              1,000            10
* Ono Finance Plc.
   Warrants (a)                                              1,000            10
                                                                     -----------
Total Warrants
(Cost $1,014,397)                                                      1,158,020
                                                                     -----------

                                                 Principal Amount       Value
                                                    (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
U.S. Government
   Agency Obligations 0.6%
Federal Home Loan Mortgage Corp.
   0.85% 06/02/2003
   (Cost $772,982)                                    773M               772,982
                                                                    ------------
Total Investments
   (Cost $115,225,692)***                                            121,982,047
Excess of Other Assets
   Over Liabilities 1.4%                                               1,748,035
                                                                    ------------
Net Assets                                                          $123,730,082
                                                                    ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2003, the market value of rule 144A securities amounted to $21,486,126 or 17.4% of net assets.
*    Non-income producing.
**   Bond in default.
*** Cost for federal income tax purposes is substantially similar. At May 31, 2003, unrealized appreciation for federal income tax purposes aggregated $6,756,355 of which $7,929,716 related to appreciated securities and $1,173,361 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $115,225,692)                           $121,982,047
Cash and cash equivalents                                               665,739
Receivable for securities sold                                          350,787
Receivable for fund shares sold                                         986,563
Receivable for interest                                               2,786,452
                                                                   ------------
   Total Assets                                                     126,771,588
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      2,656,100
Payable for fund shares repurchased                                     241,955
Accrued expenses                                                          9,283
Management fee payable                                                   77,720
Distribution fee payable (Class A Shares)                                11,282
Distribution fee payable (Class B Shares)                                25,125
Distribution fee payable (Class C Shares)                                10,656
Fund service fee payable                                                  9,385
                                                                   ------------
   Total Liabilities                                                  3,041,506
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $123,730,082
                                                                   ============

Net Asset Value and Offering Price per Share Class A Shares
$68,674,886 / 8,747,292 shares outstanding                         $       7.85
Sales Charge -- 4.00% of offering price                                    0.33
                                                                   ------------
Maximum Offering Price                                             $       8.18
                                                                   ============
   Class B Shares
$44,131,265 / 5,625,595 shares outstanding                         $       7.84
                                                                   ============
   Class C Shares
$10,923,931 / 1,382,444 shares outstanding                         $       7.90
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    157,553
Paid-in capital                                                     143,475,363
Accumulated undistributed net investment income                         136,588
Accumulated undistributed net realized loss on investments          (26,795,777)
Unrealized appreciation of investments                                6,756,355
                                                                   ------------
Net Assets                                                         $123,730,082
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $    37,888
Interest                                                              5,071,981
                                                                    -----------
   Total Income                                                       5,109,869
                                                                    -----------
Expenses:
Management advisory fee                                                 399,886
Transfer agent fees                                                      77,325
Custodian fees                                                           11,376
Distribution expense (Class A Shares)                                    53,043
Distribution expense (Class B Shares)                                   190,508
Distribution expense (Class C Shares)                                    37,788
Accounting services                                                      18,225
Auditing fees                                                             2,750
Legal fees                                                                3,100
Reports and notices to shareholders                                       3,750
Registration and filing fees                                             17,177
Directors' fees and expenses                                              6,996
Other                                                                    10,517
                                                                    -----------
   Total Expenses                                                       832,441
   Expense Offset                                                        (1,876)
                                                                    -----------
   Net Expenses                                                         830,565
                                                                    -----------
Net Investment Income                                                 4,279,304
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                            (1,627,121)
Net change in unrealized appreciation                                 6,983,035
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       5,355,914
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 9,635,218
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Statement of Changes on Net Assets

                                                      Six Months
                                                        Ended           Year
                                                       5/31/03         Ended
                                                     (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                $  4,279,304   $ 5,813,713
Net realized loss on sales of investments              (1,627,121)   (2,033,534)
Net change in unrealized appreciation                   6,983,035       718,142
                                                     ------------   -----------
Net increase in net assets from operations              9,635,218     4,498,321
                                                     ------------   -----------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                      (2,238,815)   (2,070,706)
   Class B Shares                                      (1,759,231)   (3,519,218)
   Class C Shares                                        (279,766)     (202,215)
From net realized gain on investments
   Class A Shares                                              --            --
   Class B Shares                                              --            --
   Class C Shares                                              --            --
                                                     ------------   -----------
Total distributions to shareholders                    (4,277,812)   (5,792,139)
                                                     ------------   -----------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                      33,904,441    25,443,062
   Class B Shares                                      11,318,550     8,853,950
   Class C Shares                                       7,391,587     9,970,697
Net asset value of shares in reinvestment of
   dividends and distributions
   Class A Shares                                       1,340,245     1,183,559
   Class B Shares                                         816,905     1,345,887
   Class C Shares                                         200,805       169,431
                                                     ------------   -----------
                                                       54,972,533    46,966,586
Less: Payments for shares reacquired
   Class A Shares                                      (9,514,569)   (8,409,696)
   Class B Shares                                     (17,752,929)   (5,906,547)
   Class C Shares                                      (1,272,884)   (7,741,722)
                                                     ------------   -----------
Increase in net assets from capital share
   transactions                                        26,432,151    24,908,621
                                                     ------------   -----------
Total Increase in Net Assets for period                31,789,557    23,614,803
Net Assets: Beginning of period                        91,940,525    68,325,722
                                                     ------------   -----------
Net Assets: End of period                            $123,730,082   $91,940,525
                                                     ============   ===========
Undistributed Net Investment Income at End
   of Period                                         $    136,588   $   135,097
                                                     ============   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                            Six Months
                                              Ended
                                            5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                            (Unaudited)   11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period        $  7.48        $  7.66        $  7.76        $  9.19       $  9.75      $ 10.41
                                              -------        -------        -------        -------       -------      -------

Income (Loss) from Investment Operations
Net investment income                            0.32           0.63           0.72           0.86          0.84         0.87
Net realized and unrealized gain (loss)
   on investments                                0.37          (0.18)         (0.10)         (1.42)        (0.56)       (0.58)
                                              -------        -------        -------        -------       -------      -------
Total from investment operations                 0.69           0.45           0.62          (0.56)         0.28         0.29
                                              -------        -------        -------        -------       -------      -------
Less Distributions
Dividends from net investment income             0.32           0.63           0.72           0.87          0.84         0.86
Distributions from realized gains on
   investments                                     --             --             --             --            --         0.09
                                              -------        -------        -------        -------       -------      -------
Total Distributions                              0.32           0.63           0.72           0.87          0.84         0.95
                                              -------        -------        -------        -------       -------      -------
Net asset value at end of period              $  7.85        $  7.48        $  7.66        $  7.76       $  9.19      $  9.75
                                              =======        =======        =======        =======       =======      =======
Total Return (%) *                               9.40++         6.09           8.34          (6.74)         2.97         2.68

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                1.20+          1.25           1.28           1.26          1.22         1.28
Ratio of net investment income to average
   net assets (%)                                8.34+          8.35           9.21           9.78          8.83         8.42
Portfolio turnover rate (%)                        32++          111            148            105           144          139
Net assets at end of period (000 omitted)     $68,675        $40,181        $22,215        $18,235       $28,253      $31,120

                                            Six Months
                                              Ended
                                            5/31/03 (A)    Year Ended     Year Ended     Year Ended      Year Ended     Year Ended
                                            (Unaudited)   11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99 (A)   11/30/98 (A)
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period        $  7.47        $  7.66        $  7.75        $  9.18        $  9.74         $ 10.40
                                              -------        -------        -------        -------        -------         -------
Income (Loss) from Investment Operations
Net investment income                            0.30           0.59           0.69           0.82           0.79            0.84
Net realized and unrealized gain (loss)
   on investments                                0.36          (0.19)         (0.09)         (1.42)         (0.56)          (0.57)
                                              -------        -------        -------        -------        -------         -------
Total from investment operations                 0.66           0.40           0.60          (0.60)          0.23            0.27
                                              -------        -------        -------        -------        -------         -------
Less Distributions
Dividends from net investment income             0.29           0.59           0.69           0.83           0.79            0.84
Distributions from realized gains
   on investments                                  --             --             --             --             --            0.09
                                              -------        -------        -------        -------        -------         -------
Total Distributions                              0.29           0.59           0.69           0.83           0.79            0.93
                                              -------        -------        -------        -------        -------         -------
Net asset value at end of period              $  7.84        $  7.47        $  7.66        $  7.75        $  9.18         $  9.74
                                              =======        =======        =======        =======        =======         =======
Total Return (%) *                               9.05++         5.49           8.06          (7.16)          2.50            2.42

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                1.82+          1.71           1.68           1.68           1.66            1.52
Ratio of net investment income to average
   net assets (%)                                7.71+          7.88           8.84           9.36           8.40            8.19
Portfolio turnover rate (%)                        32++          111            148            105            144             139
Net assets at end of period (000 omitted)     $44,131        $47,552        $44,300        $44,921        $59,518         $55,911

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel High Yield Bond Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                                                                      Period from
                                            Six Months                                                                  5/4/98
                                              Ended                                                                     through
                                            5/31/03 (A)    Year Ended     Year Ended     Year Ended     Year Ended     11/30/98
                                            (Unaudited)   11/30/02 (A)   11/30/01 (A)   11/30/00 (A)   11/30/99 (A)     (A)(B)
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period        $  7.53        $ 7.70         $ 7.78         $ 9.19         $ 9.75         $10.70
                                              -------        ------         ------         ------         ------         ------
Income (Loss) from Investment Operations
Net investment income                            0.28          0.56           0.62           0.76           0.72           0.41
Net realized and unrealized gain (loss)
   on investments                                0.37         (0.19)         (0.08)         (1.42)         (0.56)         (0.91)
                                              -------        ------         ------         ------         ------         ------
Total from investment operations                 0.65          0.37           0.54          (0.66)          0.16          (0.50)
                                              -------        ------         ------         ------         ------         ------
Less Distributions
Dividends from net investment income             0.28          0.54           0.62           0.75           0.72           0.45
Distributions from realized gains
   on investments                                  --            --             --             --             --             --
                                              -------        ------         ------         ------         ------         ------
Total Distributions                              0.28          0.54           0.62           0.75           0.72           0.45
                                              -------        ------         ------         ------         ------         ------
Net asset value at end of period              $  7.90        $ 7.53         $ 7.70         $ 7.78         $ 9.19         $ 9.75
                                              =======        ======         ======         ======         ======         ======
Total Return (%) *                               8.74++        5.00           7.22          (7.74)          1.72          (4.69)++

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                2.37+         2.27           2.45           2.39           2.42           2.06+
Ratio of net investment income to average
   net assets (%)                                7.21+         7.20           7.88           8.55           7.69           7.63+
Portfolio turnover rate (%)                        32++         111            148            105            144            139
Net assets at end of period (000 omitted)     $10,924        $4,208         $1,810         $1,204         $4,001         $1,956

(A)  Per share data calculated utilizing average daily shares outstanding.
(B)  Commenced operations May 4, 1998.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                  Principal Amount      Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 30.5%
U.S. Treasury Obligations 1.6%
2-year Notes:
   1.625%, '05                                           400M        $  402,609
                                                                     ----------
U.S. Government Agency Obligations 28.9%
Federal Home Loan Bank 12.6%
Agency Discount Notes:
   0.85%, 06/02/03                                     3,237M         3,236,924
                                                                     ----------
Government National Mortgage Association 16.3%
Mortgage-Backed Securities:
30-Year:
   5.5%, '33                                           1,000M         1,046,897
   5.5%, '33                                           2,988M         3,128,217
                                                                     ----------
                                                                      4,175,114
                                                                     ----------
Total U.S. Government Agency Obligations                              7,412,038
                                                                     ----------
Total U.S. Government Obligations
   (Cost $7,793,781)                                                  7,814,647
                                                                     ----------
Domestic Bonds 29.7%
Broadcasting 1.4%
American Tower Corp.
   9.375%, '09                                           200M           198,000
Lamar Media Corp.
   8.625%, '07                                           150M           156,750
                                                                     ----------
                                                                        354,750
                                                                     ----------
Chemicals 1.6%
Equistar Chemical LP
   10.625%, '11 (a)                                       50M            51,000
John Q. Hamons
   8.875%, '12                                            85M            87,550
Lyondell Chemical Co.
   9.875%, '07                                           150M           148,125
OM Group
   9.25%, '11                                            150M           131,250
                                                                     ----------
                                                                        417,925
                                                                     ----------
Communications 4.8%
Comcast Corp.
   6.5%, '15                                             150M           169,745
Crown Castle
   9.5%, '11                                             200M           200,000
Dobson Communications
   10.875%, '10                                          300M           318,000
Emmis Communications
   8.125%, '09                                            15M            15,712
IMAX Corp.
   7.875%, '05                                           150M           144,000
Nextel Partners
   11%, '10                                              150M           162,000
Paxson Communications Corp.
   10.75%, '08                                           200M           215,000
                                                                     ----------
                                                                      1,224,457
                                                                     ----------
Consumer Products 0.6%
Sealy Mattress Co.
   9.875%, '07 (a)                                       150M           144,000
                                                                     ----------
Emerging Markets 1.2%
Republic of Columbia
   10.75%, '13                                           270M           314,213
                                                                     ----------
Energy, Oil & Gas 1.6%
El Paso Production Hldgs.
   7.75%, '13 (a)                                        200M        $  199,500
Parker Drilling Co.
   10.125%, '09                                          200M           215,500
                                                                     ----------
                                                                        415,000
                                                                     ----------
Food 1.0%
Dole Foods Co.
   7.25%, '10 (a)                                        250M           250,000
                                                                     ----------
Funeral Services 0.8%
Alderwoods Group
   12.25%, '09                                           200M           209,000
                                                                     ----------
Industrial Diversified 2.0%
Dana Corp.
   9%, '11                                               150M           157,500
Jefferson Smurfit
   7.5%, '13 (a)                                         200M           201,500
Wolverine Tube, Inc.
   10.5%, '09                                            150M           161,250
                                                                     ----------
                                                                        520,250
                                                                     ----------
Lodging/Entertainment 4.6%
AMC Entertainment
   9.875%, '12                                           150M           157,125
Argosy Gaming
   10.75%, '09                                           150M           164,625
HMH Properties
   7.875%, '08                                           150M           150,375
Mandalay Resort Group
   10.25%, '07                                           150M           165,750
MTR Gaming
   9.75%, '10 (a)                                        150M           156,375
Town Sports Int'l.
   9.625%, '11 (a)                                       200M           209,000
Venetian Casino Resort
   11%, '10                                              150M           164,814
                                                                     ----------
                                                                      1,168,064
                                                                     ----------
Medical Technology 0.8%
Alpharma, Inc.
   8.625%, '11 (a)                                       200M           207,000
                                                                     ----------
Metals/Minerals 1.4%
Freeport-McMoran
Copper & Gold
   10.125%, '10 (a)                                      150M           166,650
Intermet Corp.
   9.75%, '09                                            200M           188,000
                                                                     ----------
                                                                        354,650
                                                                     ----------
Retail 2.7%
Gap, Inc.
   6.9%, '07                                              70M            75,600
Hollywood Entertainment
   9.625%, '11                                           150M           160,500
ICON Health
   11.25%, '12                                           150M           158,625
Jo-Ann Stores
   10.375%, '07                                          109M           114,995
Mothers Work, Inc.
   11.25%, '10                                           150M           163,500
Saks, Inc.
   9.875%, '11                                            15M            17,288
                                                                     ----------
                                                                        690,508
                                                                     ----------
Service 2.4%
Corrections Corp.
   7.5%, '11                                             150M        $  154,125
Crum & Forsters Holdings Corp.
   10.375%, '13 (a)                                      200M           193,970
HLI Operating Co., Inc.
   10.5%, '10 (a)                                        250M           257,500
                                                                     ----------
                                                                        605,595
                                                                     ----------
Telecommunications 1.8%
Nextel Communications
   9.375%, '09                                           150M           161,625
Northern Telecom
   7.875%, '26                                           150M           134,625
RCN Corp.
   9.8%, '08                                             450M           171,000
                                                                     ----------
                                                                        467,250
                                                                     ----------
Waste Management 1.0%
Allied Waste North American, Inc.
   10%, '09                                              250M           264,063
                                                                     ----------
Total Domestic Bonds
   (Cost $7,419,469)                                                  7,606,725
                                                                     ----------
Foreign Bonds 11.9%
Australia 0.9%
Commonwealth of Australia
   7.5%, '09                                             300M           224,935
                                                                     ----------
Canada 4.6%
Canada Government
   5.25%, '12                                            700M           544,677
Canada Government
   8%, '23                                               500M           505,154
Canada Housing Trust
   4.4%, '08                                             200M           149,762
                                                                     ----------
                                                                      1,199,593
                                                                     ----------
Denmark 2.3%
Realkredit Danmark
   5%, '35                                             3,750M           584,655
                                                                     ----------
France 0.8%
Vivendi Universal
   9.5%, '10                                             150M           198,915
                                                                     ----------
New Zealand 1.2%
New Zealand Government
   6.5%, '13                                             480M           300,901
                                                                     ----------
United Kingdom 2.1%
U.K. Treasury Stock
   5.75%, '09                                            300M           543,916
                                                                     ----------
Total Foreign Bonds
   (Cost $2,782,564)                                                  3,052,915
                                                                     ----------

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Investment in Securities (Continued)
at May 31, 2003 (Unaudited)

                                                                        Value
                                                            Shares    (Note 1)
--------------------------------------------------------------------------------
Common Stocks 24.4%
Automotive 0.4%
Oshkosh Truck Corp.                                          2,000   $   110,860
                                                                     -----------
Chemicals 1.4%
Lyondell Chemical                                           14,700       211,680
Praxair Inc.                                                 2,400       143,976
                                                                     -----------
                                                                         355,656
                                                                     -----------
Containers & Packaging 0.2%
Sonoco Products                                              1,900        42,693
                                                                     -----------
Electrical Equipment 0.6%
* Altera Corp.                                               7,400       142,672
                                                                     -----------
Energy 2.7%
Apache Corp.                                                 1,700       112,064
Kerr-McGee Corp.                                             2,800       133,224
Oneok, Inc.                                                  5,000       101,850
Royal Dutch Petroleum Co.                                    3,600       163,980
XTO Energy                                                   9,000       193,140
                                                                     -----------
                                                                         704,258
                                                                     -----------
Financials 5.2%
American Capital Strategies                                  3,000        82,050
Block, H & R, Inc.                                           2,600       106,444
Fleetboston Financial                                        4,500       133,065
GATX Corp.                                                  11,800       200,482
HSBC Holdings                                                1,968       116,644
JP Morgan Chase                                              4,200       138,012
Marsh & McLennan Cos., Inc.                                  2,600       130,338
Mellon Financial                                             3,000        81,510
Merrill Lynch                                                3,100       134,230
Prudential Financial                                         2,000       111,800
Viad Corp.                                                   5,300       107,378
                                                                     -----------
                                                                       1,341,953
                                                                     -----------
Food 0.8%
Kraft Foods                                                  3,400       110,160
Sara Lee                                                     5,900       107,498
                                                                     -----------
                                                                         217,658
                                                                     -----------
Heavy Machinery 1.4%
* AGCO Corp.                                                 6,300       112,644
Deere & Co.                                                  2,500       109,175
Timken Co.                                                   8,900       145,782
                                                                     -----------
                                                                         367,601
                                                                     -----------
Household Products 0.4%
Procter & Gamble Co.                                         1,100       101,002
                                                                     -----------
Industrial 1.8%
General Electric Co.                                        15,700       450,590
                                                                     -----------
Insurance 1.7%
ACE Ltd.                                                     3,000       109,500
Allstate Corp.                                               2,900       104,371
St. Paul Companies                                           6,000       219,480
                                                                     -----------
                                                                         433,351
                                                                     -----------
Mining 0.3%
Anglogold Ltd. (ADR)                                         2,200        64,064
                                                                     -----------
Paper Products 0.4%
Bowater, Inc.                                                2,600       101,894
                                                                     -----------
Pharmaceuticals 1.4%
BP PLC-Sponsored (ADR)                                       2,500       104,725
Bristol -Myers Squibb Co.                                    2,300        58,880
Lily, Eli & Co.                                                900        53,793
Merck & Co., Inc.                                            2,700       150,066
                                                                     -----------
                                                                         367,464
                                                                     -----------
Real Estate Investment Trusts 0.6%
Simon Property Group                                         3,900   $   146,718
                                                                     -----------
Retail 0.9%
Home Depot, Inc.                                             4,500       146,205
May Department Stores                                        4,000        86,760
                                                                     -----------
                                                                         232,965
                                                                     -----------
Technology 2.9%
Eastman Kodak                                                5,800       177,712
Microsoft Corp.                                              6,200       152,582
* Oracle Corp.                                              18,100       235,481
Texas Instruments, Inc.                                      8,200       168,100
                                                                     -----------
                                                                         733,875
                                                                     -----------
Telecommunications 0.7%
Verizon Communications                                       4,500       170,325
                                                                     -----------
Tobacco 0.6%
Loews Corp. -
   Carolina Group                                            5,800       145,928
                                                                     -----------
Total Common Stocks
   (Cost $5,699,825)                                                   6,231,527
                                                                     -----------
Preferred Stocks 2.7%
Media 1.6%
CSC Holdings                                                 2,000       209,000
Paxson Communications                                        9,425       200,988
                                                                     -----------
                                                                         409,988
                                                                     -----------
Medical Supplies 0.5%
Anthem, Inc.                                                 1,300       116,090
                                                                     -----------
Paper Products 0.6%
Int'l. Paper                                                 3,100       152,675
                                                                     -----------
Total Preferred Stocks
   (Cost $610,970)                                                       678,753
                                                                     -----------
Total Investments
   (Cost $24,306,609)**                                               25,384,567

Excess of Other Assets Over Liabilities 0.8%                             208,703
                                                                     -----------
Net Assets                                                           $25,593,270
                                                                     ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2003, the market value of rule 144A securities amounted to $2,036,495 or 8.0% of net assets.
*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2003 net unrealized appreciation for federal income tax purposes aggregated $1,077,958 of which $1,137,430 related to appreciated securities and $59,472 related to depreciated securities. (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $24,306,609)                              $25,384,567
Cash and cash equivalents                                                151,236
Receivable for securities sold                                           569,145
Receivable for fund shares sold                                        1,234,787
Receivable for foreign interest                                           54,954
Receivable for interest                                                  204,282
Receivable for dividends                                                  19,165
                                                                     -----------
   Total Assets                                                       27,618,136
                                                                     -----------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                       2,000,777
Payable for fund shares repurchased                                        5,122
Accrued expenses                                                           1,665
Management fee payable                                                    10,540
Distribution fee payable (Class A Shares)                                  1,913
Distribution fee payable (Class B Shares)                                  1,493
Distribution fee payable (Class C Shares)                                    612
Fund service fee payable                                                   2,744
                                                                     -----------
   Total Liabilities                                                   2,024,866
                                                                     -----------
Net Assets Applicable to Outstanding Shares                          $25,593,270
                                                                     ===========

Net Asset Value and Offering Price per Share
   Class A Shares
$19,205,068 / 1,774,348 shares outstanding                           $     10.82
Sales Charge -- 5.00% of offering price                                     0.57
                                                                     -----------
Maximum Offering Price                                               $     11.39
                                                                     ===========
   Class B Shares
$3,599,973 / 332,752 shares outstanding                              $     10.82
                                                                     ===========
   Class C Shares
$2,788,229 / 257,707 shares outstanding                              $     10.82
                                                                     ===========
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $    23,648
Paid-in capital                                                       24,369,102
Accumulated undistributed net investment income                            5,327
Accumulated undistributed net realized
   short-term gain on investments                                        164,087
Unrealized appreciation of investments
   and foreign exchange                                                1,031,106
                                                                     -----------
Net Assets                                                           $25,593,270
                                                                     ===========

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                            $   36,584
Interest                                                                150,000
                                                                     ----------
   Total Income                                                         186,584
                                                                     ----------
Expenses:
Management advisory fee                                                  20,951
Transfer agent fees                                                       2,920
Custodian fees                                                            3,129
Distribution expense (Class A Shares)                                     2,573
Distribution expense (Class B Shares)                                     1,985
Distribution expense (Class C Shares)                                       700
Accounting services                                                       6,675
Auditing fees                                                               165
Legal fees                                                                  165
Reports and notices to shareholders                                         100
Registration and filing fees                                              2,503
Directors' fees and expenses                                                347
Other                                                                       435
                                                                     ----------
   Total Expenses                                                        42,648
   Expense Offset                                                          (224)
                                                                     ----------
   Net Expenses                                                          42,424
                                                                     ----------
Net Investment Income                                                   144,160
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   on Investments
Net realized gain from:
Investments                                                             153,899
Foreign currency transactions                                             1,706
                                                                     ----------
   Net realized gain                                                    155,605
                                                                     ----------
Net change in unrealized appreciation
   (depreciation) during the period:
Investments                                                           1,077,958
Foreign currency transactions                                           (46,851)
                                                                     ----------
Net change in unrealized appreciation                                 1,031,107
                                                                     ----------
Net Realized and Unrealized Gain
   on Investments                                                     1,186,712
                                                                     ----------
Net Increase in Net Assets from Operations                           $1,330,872
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Statement of Changes on Net Assets

                                                                   Period from
                                                                 3/10/03 through
                                                                     5/31/03
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                              $   144,160
Net realized gain on sales of investments                              155,605
Net change in unrealized appreciation                                1,031,107
                                                                   -----------
Net increase in net assets from operations                           1,330,872
                                                                   -----------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                                     (100,552)
   Class B Shares                                                      (16,005)
   Class C Shares                                                      (13,795)
From net realized gain on investments
   Class A Shares                                                           --
   Class B Shares                                                           --
   Class C Shares                                                           --
                                                                   -----------
Total distributions to shareholders                                   (130,352)
                                                                   -----------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                                   18,369,033
   Class B Shares                                                    3,444,183
   Class C Shares                                                    2,649,632
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                                       33,882
   Class B Shares                                                        7,801
   Class C Shares                                                        3,114
                                                                   -----------
                                                                    24,507,645
Less: Payments for shares reacquired
   Class A Shares                                                     (103,414)
   Class B Shares                                                       (2,644)
   Class C Shares                                                       (8,837)
                                                                   -----------
Increase in net assets from
   capital share transactions                                       24,392,750
                                                                   -----------
Total Increase in Net Assets for period                             25,593,270
Net Assets: Beginning of period                                             --
                                                                   -----------
Net Assets: End of period                                          $25,593,270
                                                                   ===========
Undistributed Net Investment
   Income at End of Period                                         $     5,327
                                                                   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                   Period from
                                                                 3/10/03 through
                                                                  5/31/03 (A)(B)
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                               $ 10.00
                                                                     -------
Income from Investment Operations
Net investment income                                                   0.08
Net realized and unrealized gain on investments                         0.82
                                                                     -------
Total from investment operations                                        0.90
                                                                     -------
Less Distributions
Dividends from net investment income                                    0.08
Distributions from realized gains on investments                          --
                                                                     -------
Total Distributions                                                     0.08
                                                                     -------
Net asset value at end of period                                     $ 10.82
                                                                     =======
Total Return (%) *                                                      9.01++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                         1.09+
Ratio of net investment income to average net assets (%)                4.26+
Portfolio turnover rate (%)                                               70++
Net assets at end of period (000 omitted)                            $19,205

                                                                   Period from
                                                                 3/10/03 through
                                                                  5/31/03 (A)(B)
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                                $10.00
                                                                      ------
Income from Investment Operations
Net investment income                                                   0.07
Net realized and unrealized gain on investments                         0.82
                                                                      ------
Total from investment operations                                        0.89
                                                                      ------
Less Distributions
Dividends from net investment income                                    0.07
Distributions from realized gains on investments                          --
                                                                      ------
Total Distributions                                                     0.07
                                                                      ------
Net asset value at end of period                                      $10.82
                                                                      ======
Total Return (%) *                                                      8.93++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                         1.64+
Ratio of net investment income to average net assets (%)                3.79+
Portfolio turnover rate (%)                                               70++
Net assets at end of period (000 omitted)                             $3,600

(A)  Per share data calculated utilizing average daily shares outstanding.
(B)  Commenced operations March 10, 2003.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Capital Markets Income Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                   Period from
                                                                 3/10/03 through
                                                                  5/31/03 (A)(B)
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                                $10.00
                                                                      ------
Income from Investment Operations
Net investment income                                                   0.07
Net realized and unrealized gain on investments                         0.82
                                                                      ------
Total from investment operations                                        0.89
                                                                      ------
Less Distributions
Dividends from net investment income                                    0.07
Distributions from realized gains on investments                          --
                                                                      ------
Total Distributions                                                     0.07
                                                                      ------
Net asset value at end of period                                      $10.82
                                                                      ======
Total Return (%) *                                                      8.92++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                         1.62+
Ratio of net investment income to average net assets (%)                3.63+
Portfolio turnover rate (%)                                               70++
Net assets at end of period (000 omitted)                             $2,788

(A)  Per share data calculated utilizing average daily shares outstanding.
(B)  Commenced operations March 10, 2003.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               Sentinel Bond Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
-------------------------------------------------------------------------------
U.S. Government
   Agency Obligations 57.4%
Federal Home Loan
   Mortgage Corporation 16.8%
Collateralized Mortgage Obligations:
   FHR 2541 MD 6%, '32                               3,000M        $  3,226,500
                                                                   ------------
Mortgage-Backed Securities:
30-year:
   6%, '27                                           3,668M           3,815,360
   6.5%, '28                                         1,322M           1,376,357
   5.5%, '29                                         3,069M           3,192,078
   6%, '29                                           2,976M           3,088,507
   5.5%, '30                                         3,406M           3,542,588
                                                                   ------------
                                                                     15,014,890
                                                                   ------------
Total Federal Home Loan
   Mortgage Corporation                                              18,241,390
                                                                   ------------
Federal National Mortgage Association 11.2%
Collateralized Mortgage Obligations:
   FNR 2003-33 P 6%, '28                             2,000M           2,149,200
                                                                   ------------
Mortgage-Backed Securities:
15-Year:
   8.5%, '10                                            93M             100,483
   5%, '18                                           3,000M           3,114,360
                                                                   ------------
                                                                      3,214,843
                                                                   ------------
20-Year:
   10%, '17                                            139M             159,203
   10%, '17                                            146M             166,775
   6.5%, '21                                         2,433M           2,546,113
                                                                   ------------
                                                                      2,872,091
                                                                   ------------
30-Year:
   6.5%, '26                                         1,908M           1,993,962
   6.5%, '26                                         1,833M           1,915,378
   10%, '31                                             38M              43,530
                                                                   ------------
                                                                      3,952,870
                                                                   ------------
Total Federal National
   Mortgage Association                                              12,189,004
                                                                   ------------
Government National
   Mortgage Association 29.4%
Mortgage-Backed Securities:
15-year:
   5%, '18                                           2,000M           2,091,860
   5%, '18                                           2,988M           3,125,450
                                                                   ------------
                                                                      5,217,310
                                                                   ------------
30-year:
   13%, '11                                              6M               7,133
   13%, '13                                             242                 293
   6%, '24                                           3,472M           3,662,996
   6%, '28                                           2,109M           2,214,333
   6%, '28                                           2,512M           2,637,780
   5%, '33                                           2,996M           3,101,191
   5%, '33                                           1,997M           2,067,397
   5%, '33                                           2,497M           2,584,162
   5.5%, '33                                         2,988M           3,139,342
   6%, '33                                           3,991M           4,183,389
   6%, '33                                           2,997M           3,140,883
                                                                   ------------
                                                                     26,738,899
                                                                   ------------
Total Government National
   Mortgage Association                                              31,956,209
                                                                   ------------
Total U.S. Government
   Agency Obligations
   (Cost $61,995,345)                                                62,386,603
                                                                   ------------
Bonds 38.4%
Automobile & Auto Parts 5.5%
Daimler Chrysler
   4.75%, '08                                        1,000M        $  1,053,750
Ford Motor Co.
   7.45%, '31                                        3,000M           2,797,500
General Motors 7.2%, '11                             1,000M           1,035,000
General Motors 8%, '31                               1,000M           1,036,250
                                                                   ------------
                                                                      5,922,500
                                                                   ------------
Computer Products & Services 0.5%
IBM Corp. 5.875%, '32                                  500M             560,000
                                                                   ------------
Consumer Products & Services 2.1%
Coca Cola Bottling Co.
   5%, '12                                             500M             524,375
Coors Brewing Co.
   6.375%, '12                                       1,000M           1,165,000
Kroger Co.
   6.75%, '12                                          500M             578,750
                                                                   ------------
                                                                      2,268,125
                                                                   ------------
Energy 0.5%
Duke Capital Corp.
   6.25%, '13                                          500M             521,250
                                                                   ------------
Financial Institutions 11.8%
Bank of America
   4.875%, '12                                       1,000M           1,063,750
Boeing Capital Corp.
   6.5%, '12                                         1,000M           1,116,250
Citigroup, Inc.
   5.625%, '12                                       1,000M           1,115,000
General Electric Capital Corp.
   5%, '13                                           1,000M           1,070,000
General Electric Capital Corp.
   6.75%, '32                                        1,000M           1,201,250
Household Finance Corp.
   6.375%, '12                                       1,000M           1,145,000
Key Bank, NA 5%, '07                                 1,000M           1,091,250
Lehman Bros.
   6.625%, '12                                       1,000M           1,175,000
Merrill Lynch 6.15%, '06                             1,000M           1,105,000
Morgan Stanley 5.8%, '07                             1,000M           1,110,000
Wells Fargo & Co.
   5.25%, '07                                        1,500M           1,659,375
                                                                   ------------
                                                                     12,851,875
                                                                   ------------
Forestry 0.5%
Weyerhaeuser
   6.875%, '33                                         500M             561,875
                                                                   ------------
Index 4.2%
Targeted Return Index Security
   6.668%, 08 (a)                                    4,200M           4,604,250
                                                                   ------------
Media 2.1%
AOL Time Warner, Inc.
   6.875%, '12                                       1,000M           1,137,500
Viacom, Inc. 5.625%, '12                               500M             564,375
Walt Disney Co.
   7%, '32                                             500M             590,625
                                                                   ------------
                                                                      2,292,500
                                                                   ------------
Metal-Aluminum 1.1%
Alcan, Inc. 6.45%, '11                               1,000M           1,167,500
                                                                   ------------
Railroads 1.1%
Union Pacific Corp.
   6.625%, '29                                       1,000M           1,175,000
                                                                   ------------
Retail 0.5%
Sears & Roebuck 7%, '32                                500M             540,625
                                                                   ------------
Sovereign 1.0%
United Mexican States
   6.375%, '13                                       1,000M           1,078,750
                                                                   ------------
Telecommunications 7.5%
AT&T Broadband Corp.
   8.375%, '13                                         212M        $    267,120
AT&T Corp. Credit Sensitive
   8.5%, '31                                         1,000M           1,172,500
AT&T Wireless Corp.
   8.125%, '12                                         500M             608,125
Cingular Wireless
   6.5%, '11                                           250M             290,000
Comcast Corp.
   5.5%, '11                                         1,000M           1,070,000
Cox Communications
   7.75%, '10                                        1,000M           1,228,750
Sprint Capital Corp.
   7.625%, '11                                         750M             835,312
Verizon Virginia Corp.
   4.625%, '13                                       1,500M           1,548,750
Verizon Wireless
   5.375%, '06                                       1,000M           1,096,250
                                                                   ------------
                                                                      8,116,807
                                                                   ------------
Total Bonds
   (Cost $37,302,214)                                                41,661,057
                                                                   ------------
Corporate Short-Term Notes 7.4%
American General Finance
   1.24%, 06/05/2003                                 4,000M           3,999,449
LaSalle Bank Corp.
   1.20%, 06/02/2003                                 4,000M           3,999,867
                                                                   ------------
Total Corporate Short-Term Notes
   (Cost $7,999,316)                                                  7,999,316
                                                                   ------------
Total Investments
   (Cost $107,296,875)*                                             112,046,976

Excess of Liabilities
   Over Other Assets (3.2%)                                          (3,444,284)
                                                                   ------------
Net Assets                                                         $108,602,692
                                                                   ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2003, the market value of rule 144A securities amounted to $4,604,250 or 4.2% of net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2003 unrealized appreciation for federal income tax purposes aggregated $4,750,101, of which $4,778,695 related to appreciated securities and $28,594 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               Sentinel Bond Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $107,296,875)                           $112,046,976
Cash and cash equivalents                                                    46
Receivable for securities sold                                        4,683,515
Receivable for fund shares sold                                         639,053
Receivable for interest                                                 906,743
                                                                   ------------
   Total Assets                                                     118,276,333
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable to Custodian Bank - Line of Credit                         $     12,200
Payable for securities purchased                                      9,395,878
Payable for fund shares repurchased                                     130,661
Accrued expenses                                                         44,961
Management fee payable                                                   44,825
Distribution fee payable (Class A Shares)                                18,937
Distribution fee payable (Class B Shares)                                15,355
Fund service fee payable                                                 10,824
                                                                   ------------
   Total Liabilities                                                  9,673,641
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $108,602,692
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares
$82,657,431 / 12,919,291 shares outstanding                        $       6.40
Sales Charge -- 4.00% of offering price                                    0.27
                                                                   ------------
Maximum Offering Price                                             $       6.67
                                                                   ============
   Class B Shares
$25,945,261 / 4,039,257 shares outstanding                         $       6.42
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    169,585
Paid-in capital                                                     110,751,417
Accumulated undistributed net investment income                          51,403
Accumulated undistributed net realized loss on investments           (7,119,814)
Unrealized appreciation of investments                                4,750,101
                                                                   ------------
Net Assets                                                         $108,602,692
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                             $2,818,166
                                                                     ----------
Expenses:
Management advisory fee                                                 257,627
Transfer agent fees                                                      86,685
Custodian fees                                                            9,570
Distribution expense (Class A Shares)                                    78,074
Distribution expense (Class B Shares)                                   128,865
Accounting services                                                      17,615
Auditing fees                                                             8,750
Legal fees                                                                5,100
Reports and notices to shareholders                                       7,000
Registration and filing fees                                             17,549
Directors' fees and expenses                                              6,819
Other                                                                    11,527
                                                                     ----------
   Total Expenses                                                       635,181
   Expense Offset                                                        (4,020)
                                                                     ----------
   Net Expenses                                                         631,161
                                                                     ----------
Net Investment Income                                                 2,187,005
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                             2,447,365
Net change in unrealized appreciation                                 3,080,450
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       5,527,815
                                                                     ----------
Net Increase in Net Assets from Operations                           $7,714,820
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               Sentinel Bond Fund

Statement of Changes on Net Assets

                                                        Six Months
                                                          Ended           Year
                                                         5/31/03         Ended
                                                       (Unaudited)      11/30/02
----------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net Investment income                                  $  2,187,005   $  4,578,960
Net realized gain on sales of investments                 2,447,365        261,814
Net change in unrealized appreciation (depreciation)      3,080,450     (1,793,105)
                                                       ------------   ------------
Net Increase in net assets from operations                7,714,820      3,047,669
                                                       ------------   ------------
----------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                        (1,782,037)    (3,722,355)
   Class B Shares                                          (470,024)      (934,702)
From net realized gain on investments
   Class A Shares                                                --             --
   Class B Shares                                                --             --
                                                       ------------   ------------
Total distributions to shareholders                      (2,252,061)    (4,657,057)
                                                       ------------   ------------
----------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                        11,779,885     48,436,350
   Class B Shares                                         3,904,926      8,653,897
Net asset value of shares in reinvestment of
   dividends and distributions
   Class A Shares                                         1,140,763      2,441,695
   Class B Shares                                           371,356        734,287
                                                       ------------   ------------
                                                         17,196,930     60,266,229
Less: Payments for shares reacquired
   Class A Shares                                       (10,184,836)   (49,412,502)
   Class B Shares                                        (4,805,055)    (6,499,630)
                                                       ------------   ------------
Increase in net assets from
   capital share transactions                             2,207,039      4,354,097
                                                       ------------   ------------
Total Increase in Net Assets for period                   7,669,798      2,744,709
Net Assets: Beginning of period                         100,932,894     98,188,185
                                                       ------------   ------------
Net Assets: End of period                              $108,602,692   $100,932,894
                                                       ============   ============
Undistributed Net Investment Income at End of Period   $     51,403   $     87,631
                                                       ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               Sentinel Bond Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                            Six Months
                                              Ended
                                            5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                            (Unaudited)   11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period        $  6.07        $  6.17        $  5.81        $  5.94       $  6.45      $  6.36
                                              -------        -------        -------        -------       -------      -------
Income (Loss) from Investment Operations
Net investment income                            0.14           0.30           0.37           0.41          0.39         0.40
Net realized and unrealized gain (loss)
   on investments                                0.33          (0.10)          0.36          (0.13)        (0.51)        0.09
                                              -------        -------        -------        -------       -------      -------
Total from investment operations                 0.47           0.20           0.73           0.28         (0.12)        0.49
                                              -------        -------        -------        -------       -------      -------
Less Distributions
Dividends from net investment income             0.14           0.30           0.37           0.41          0.39         0.40
Distributions from realized gains
   on investments                                  --             --             --             --            --           --
                                              -------        -------        -------        -------       -------      -------
Total Distributions                              0.14           0.30           0.37           0.41          0.39         0.40
                                              -------        -------        -------        -------       -------      -------
Net asset value at end of period              $  6.40        $  6.07        $  6.17        $  5.81       $  5.94      $  6.45
                                              =======        =======        =======        =======       =======      =======
Total Return (%) *                               7.87++         3.38          13.01           5.02         (1.93)        7.95
Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                1.01+          1.01           0.91           0.78          0.73         0.77
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                         1.01+          1.01           0.98           0.98          0.94         0.95
Ratio of net investment income to average
   net assets (%)                                4.43+          4.87           6.15           7.08          6.29         6.26
Ratio of net investment income to average
   net assets before voluntary expense
   reimbursements (%) **                         4.43+          4.87           6.08           6.89          6.10         6.11
Portfolio turnover rate (%)                       184++          298            210            177           207          147
Net assets at end of period (000 omitted)     $82,657        $75,807        $75,629        $71,561       $82,107      $91,297

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               Sentinel Bond Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                            Six Months
                                              Ended
                                            5/31/03 (A)    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                            (Unaudited)   11/30/02 (A)   11/30/01 (A)   11/30/00 (A)   11/30/99 (A)   11/30/98 (A)
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period        $  6.09        $  6.19        $  5.82        $  5.96        $  6.46       $  6.38
                                              -------        -------        -------        -------        -------       -------
Income (Loss) from Investment Operations
Net investment income                            0.11           0.25           0.32           0.36           0.33          0.34
Net realized and unrealized gain (loss)
   on investments                                0.33          (0.10)          0.37          (0.14)         (0.50)         0.08
                                              -------        -------        -------        -------        -------       -------
Total from investment operations                 0.44           0.15           0.69           0.22          (0.17)         0.42
                                              -------        -------        -------        -------        -------       -------
Less Distributions
Dividends from net investment income             0.11           0.25           0.32           0.36           0.33          0.34
Distributions from realized gains
   on investments                                  --             --             --             --             --            --
                                              -------        -------        -------        -------        -------       -------
Total Distributions                              0.11           0.25           0.32           0.36           0.33          0.34
                                              -------        -------        -------        -------        -------       -------
Net asset value at end of period              $  6.42        $  6.09        $  6.19        $  5.82        $  5.96       $  6.46
                                              =======        =======        =======        =======        =======       =======
Total Return (%) *                               7.36++         2.44          12.14           3.95          (2.65)         6.80
Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                1.88+          1.87           1.75           1.66           1.63          1.64
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                         1.88+          1.87           1.82           1.85           1.81          1.84
Ratio of net investment income to average
   net assets (%)                                3.57+          4.00           5.31           6.22           5.41          5.40
Ratio of net investment income to average
   net assets before voluntary expense
   reimbursements (%) **                         3.57+          4.00           5.24           6.02           5.25          5.22
Portfolio turnover rate (%)                       184++          298            210            177            207           147
Net assets at end of period (000 omitted)     $25,945        $25,126        $22,559        $18,549        $20,703       $16,601

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Tax-Free Income Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                  Principal Amount      Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Bonds 99.0%
Alaska 1.4%
Anchorage Alaska G/O
   5%, 04/01/18 (FGIC)                                 1,000M        $ 1,064,280
                                                                     -----------
Arizona 2.9%
Arizona St. Univ. Rev.
   5.5%, 7/1/2018 (FGIC)                               2,000M          2,300,260
                                                                     -----------
California 13.1%
Foothill/Eastern
   California Toll
   6.5%, 01/01/32 (P/R)                                3,500M          4,100,215
Pittsburgh CA Redev.
   Agy. Tax
   5.25%, 08/01/15 (MBIA)                              2,490M          2,942,782
Sacramento CA City
   Fin. Auth.
   5.5%, 12/01/10 (AMBAC)                              1,000M          1,190,260
San Jose CA Redev. Agy.
   6%, 08/01/15 (MBIA)                                 1,720M          2,160,268
                                                                     -----------
                                                                      10,393,525
                                                                     -----------
Connecticut 1.4%
Insured University
   Connecticut G/O
   5.25%, 04/01/13 (MBIA)                              1,000M          1,111,490
                                                                     -----------
District of Columbia 2.0%
DC Revenue-A-
   World Wildlife
   6%, 07/01/16 (AMBAC)                                1,310M          1,563,878
                                                                     -----------
Florida 5.0%
Orange County
   Healthcare A
   6.25%, 10/01/13
   (ETM) (MBIA)                                        1,060M          1,350,885
Orange County Housing
   Finance Authority
   5.65%, 12/01/17                                     2,455M          2,624,911
                                                                     -----------
                                                                       3,975,796
                                                                     -----------
Idaho 0.1%
Idaho Housing Agency
   Series D-1
   8%, 01/01/20                                           60M             61,550
                                                                     -----------
Illinois 6.4%
Illinois M.C. Henry
   County School
   5.85%, 01/01/16 (FSA)                               1,000M          1,166,550
Illinois State Sales
   Tax Revenue
   6%, 06/15/12                                        2,180M          2,659,251
Illinois State Sales
   Tax Revenue
   6.5%, 06/15/13                                      1,000M          1,232,840
                                                                     -----------
                                                                       5,058,641
                                                                     -----------
Kansas 0.1%
Kansas City Leavenworth
   City of Lenexa Series A -
   Mtg. Rev.
   8.4%, 05/01/15                                         25M             24,995
                                                                     -----------
Louisiana 5.5%
Louisiana State Gas &
   Fuel Tax Rev.
   5.375%, 6/1/2017
   (AMBAC)                                             2,750M          3,147,100
New Orleans LA G/O
   5.5%, 12/01/17 (FGIC)                               1,000M          1,223,250
                                                                     -----------
                                                                       4,370,350
                                                                     -----------
Massachusetts 3.0%
Massachusetts State G/O
   6%, 08/01/09 (FGIC)                                 1,000M        $ 1,199,850
Massachusetts Water
   Pollution
   5.25%, 08/01/15                                     1,000M          1,131,560
                                                                     -----------
                                                                       2,331,410
                                                                     -----------
Michigan 3.5%
Michigan Municipal
   Auth. Rev.
   5.25%, 10/1/2019                                    1,465M          1,626,341
Mt. Clemens Community
   Schools G/O
   5.5%, 5/1/2017                                      1,000M          1,141,430
                                                                     -----------
                                                                       2,767,771
                                                                     -----------
Nebraska 1.5%
Omaha Public Power District
   6.15%, 02/01/12                                     1,000M          1,218,820
                                                                     -----------
New Jersey 4.7%
New Jersey Transit Ser. B
   6%, 12/15/15 (MBIA)                                 3,000M          3,708,570
                                                                     -----------
New Mexico 4.0%
Sante Fe County New
   Mexico Revenue
   6%, 02/01/27 (FSA)                                  2,500M          3,157,350
                                                                     -----------
New York 19.8%
New York City Finance G/O
   5.25%, 11/01/12                                     1,000M          1,167,150
New York Housing
   Finance Agency
   5.25%, 03/15/17 (MBIA)                              2,240M          2,518,723
New York State Dorm.
   Authority
   5.75%, 10/01/17 (MBIA)                              2,260M          2,683,252
New York State Dorm.
   Authority
   5.25%, 11/15/23                                     1,650M          1,875,572
New York State Dorm.
   Mental Health Services
   6%, 08/15/16                                        2,800M          3,477,432
Triborough Bridge &
   Tunnel Authority
   6%, 01/01/12                                        3,250M          3,940,755
                                                                     -----------
                                                                      15,662,884
                                                                     -----------
Pennsylvania 3.1%
   Pennsylvania State G/O
   6.25%, 07/01/11                                     2,000M          2,479,220
                                                                     -----------
Tennessee 6.6%
Lawrenceburg, TN
   Electrical Revenue
   6.625%, 07/01/18 (MBIA)                             1,910M          2,540,510
Tennessee State G/O
   5%, 05/01/17                                        2,525M          2,704,805
                                                                     -----------
                                                                       5,245,315
                                                                     -----------
Texas 1.5%
North Central Texas Health
   6.25%, 05/15/10                                     1,000M          1,182,470
                                                                     -----------
Vermont 5.9%
Vermont Education &
   Health Bldgs. Fin.
   5.375%, 01/01/2023                                  1,165M          1,134,069
Vermont Education &
   Health Norwich
   6%, 09/01/13                                        1,070M          1,097,092
Vermont Education &
   Health Norwich
   5.5%, 07/01/18                                      2,295M          2,435,615
                                                                     -----------
                                                                       4,666,776
                                                                     -----------
Washington 7.5%
Washington State G/O
   6.2%, 03/01/11                                      1,220M        $ 1,489,742
Washington State
   Public Power
   7.125%, 07/01/16
   (MBIA)                                              3,295M          4,456,389
                                                                     -----------
                                                                       5,946,131
                                                                     -----------
Total Bonds
   (Cost $70,071,872)*                                                78,291,482

Excess of Other Assets
   Over Liabilities 1.0%                                                 808,040
                                                                     -----------
Net Assets                                                           $79,099,522
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $8,219,610 of which $8,288,542 related to appreciated securities and $68,932 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp
     (ETM) - Escrowed to Maturity
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co
     (FSA) - Guaranteed by Financial Security Assurance Inc
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp (P/R) - Prerefunded
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $70,071,872)                             $78,291,482
Cash and cash equivalents                                               392,164
Receivable for fund shares sold                                         343,386
Receivable for interest                                               1,288,613
                                                                    -----------
   Total Assets                                                      80,315,645
                                                                    -----------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      1,134,069
Payable for fund shares repurchased                                      13,676
Accrued expenses                                                         14,275
Management fee payable                                                   32,270
Distribution fee payable                                                 16,226
Fund service fee payable                                                  5,607
                                                                    -----------
   Total Liabilities                                                  1,216,123
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $79,099,522
                                                                    ===========

Net Asset Value and Offering Price per Share
$79,099,522 / 5,641,772 shares outstanding                          $     14.02
Sales Charge -- 4.00% of offering price                                    0.58
                                                                    -----------
Maximum Offering Price                                              $     14.60
                                                                    -----------
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    56,418
Paid-in capital                                                      70,959,884
Accumulated undistributed net investment income                           1,525
Accumulated undistributed net realized
   loss on investments                                                 (137,915)
Unrealized appreciation of investments                                8,219,610
                                                                    -----------
Net Assets                                                          $79,099,522
                                                                    ===========

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $ 1,782,463
                                                                    -----------
Expenses:
Management advisory fee                                                 185,634
Transfer agent fees                                                      39,850
Custodian fees                                                            4,707
Distribution expense                                                     74,826
Accounting services                                                      12,650
Auditing fees                                                             3,000
Legal fees                                                                4,000
Reports and notices to shareholders                                       2,500
Registration and filing fees                                             13,367
Directors' fees and expenses                                              4,915
Other                                                                     7,000
                                                                    -----------
   Total Expenses                                                       352,449
   Expense Reimbursement                                                (44,766)
   Expense Offset                                                        (1,407)
                                                                    -----------
   Net Expenses                                                         306,276
                                                                    -----------
Net Investment Income                                                 1,476,187
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   on Investments
Net realized loss on sales of investments                              (119,812)
Net change in unrealized appreciation                                 3,650,736
                                                                    -----------
Net Realized and Unrealized Gain
   on Investments                                                     3,530,924
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 5,007,111
                                                                    ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Tax-Free Income Fund

Statement of Changes on Net Assets

                                                      Six Months
                                                        Ended          Year
                                                       5/31/03        Ended
                                                     (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                $ 1,476,187   $  3,186,812
Net realized gain (loss) on sales of investments        (119,812)       183,019
Net change in unrealized appreciation                  3,650,736        254,579
                                                     -----------   ------------
Net increase in net assets from operations             5,007,111      3,624,410
                                                     -----------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (1,476,856)    (3,186,572)
From net realized gain on investments                         --             --
                                                     -----------   ------------
Total distributions to shareholders                   (1,476,856)    (3,186,572)
                                                     -----------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                      9,450,502     25,862,434
Net asset value of shares in reinvestment
   of dividends and distributions                        978,509      2,101,219
                                                     -----------   ------------
                                                      10,429,011     27,963,653
Less: Payments for shares reacquired                  (7,357,712)   (28,674,251)
                                                     -----------   ------------
Increase (decrease) in net assets from
   capital share transactions                          3,071,299       (710,598)
                                                     -----------   ------------
Total Increase (Decrease)
   in Net Assets for period                            6,601,554       (272,760)
Net Assets: Beginning of period                       72,497,968     72,770,728
                                                     -----------   ------------
Net Assets: End of period                            $79,099,522   $ 72,497,968
                                                     ===========   ============
Undistributed Net Investment
   Income at End of Period                           $     1,525   $      2,193
                                                     ===========   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Sentinel Tax-Free Income Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                            Six Months
                                                         Ended 5/31/03(A)    Year Ended    Year Ended    Year Ended
                                                           (Unaudited)      11/30/02(A)   11/30/01(A)   11/30/00(A)
                                                         ----------------   -----------   -----------   -----------
Class A Shares
Net asset value at beginning of period                       $ 13.38          $ 13.32       $ 12.90       $ 12.60
                                                             -------          -------       -------       -------
Income (Loss) from Investment Operations
Net investment income                                           0.28             0.58          0.62          0.64
Net realized and unrealized gain (loss) on investments          0.63             0.06          0.42          0.30
                                                             -------          -------       -------       -------
Total from investment operations                                0.91             0.64          1.04          0.94
                                                             -------          -------       -------       -------
Less Distributions
Dividends from net investment income                            0.27             0.58          0.62          0.64
Distributions from realized gains on investments                  --               --            --            --
                                                             -------          -------       -------       -------
Total Distributions                                             0.27             0.58          0.62          0.64
                                                             -------          -------       -------       -------
Net asset value at end of period                             $ 14.02          $ 13.38       $ 13.32       $ 12.90
                                                             =======          =======       =======       =======
Total Return (%)*                                               6.87++           4.92          8.15          7.74

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 0.82+            0.75          0.74          0.77
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)**                       0.94+            0.95          0.95          0.96
Ratio of net investment income to average
   net assets (%)                                               3.95+            4.33          4.62          5.08
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)**                3.83+            4.13          4.41          4.89
Portfolio turnover rate (%)                                       23++             30            21             5
Net assets at end of period (000 omitted)                    $79,100          $72,498       $72,771       $68,850

                                                         Year Ended   Year Ended
                                                          11/30/99     11/30/98
                                                         ----------   ----------
Class A Shares
Net asset value at beginning of period                    $ 13.78      $ 13.64
                                                          -------      -------
Income (Loss) from Investment Operations
Net investment income                                        0.64         0.65
Net realized and unrealized gain (loss) on investments      (1.01)        0.33
                                                          -------      -------
Total from investment operations                            (0.37)        0.98
                                                          -------      -------
Less Distributions
Dividends from net investment income                         0.64         0.65
Distributions from realized gains on investments             0.17         0.19
                                                          -------      -------
Total Distributions                                          0.81         0.84
                                                          -------      -------
Net asset value at end of period                          $ 12.60      $ 13.78
                                                          =======      =======
Total Return (%)*                                           (2.79)        7.45

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              0.73         0.74
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)**                    0.91         0.92
Ratio of net investment income to average
   net assets (%)                                            4.84         4.77
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)**             4.66         4.59
Portfolio turnover rate (%)                                    34           37
Net assets at end of period (000 omitted)                 $85,975      $88,683

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel New York Tax-Free Income Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                  Principal Amount       Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Bonds 97.2%
New York 88.0%
Albany New York Parking
   Authority Revenue
   5.125%, 07/15/10                                      650M         $  716,846
City University New York
   Certificate of Participation
   5.75%, 08/15/05                                       300M            326,493
Coxsackie Athens New York
   Central School District
   5.5%, 06/15/13 (FSA)                                  260M            294,070
Dutchess County, NY G/O
   5%, 06/15/17                                          325M            344,945
Long Island, NY Electric
   Power Revenue
   5.5%, 12/01/13 (FSA)                                  500M            608,280
   5.25%, 12/01/26                                       200M            207,242
Metro Transportation Authority
   5.75%, 07/01/13                                       250M            298,590
   5.5%, 11/15/13 (AMBAC)                                500M            600,940
   5.25%, 04/01/21 (MBIA)                                750M            882,848
   5%, 04/01/23 (FGIC)                                   250M            292,465
Monroe County G/O
   6%, 03/01/14                                          250M            308,322
Monroe County Industrial Dev. Agency
   5.375%, 04/01/29                                      510M            529,242
Monroe Woodbury Central School Dist.
   5.625%, 05/15/22 (MBIA)                               250M            274,298
Nassau County Industrial Dev. Agency
   4.75%, 07/01/28 (MBIA)                                500M            514,815
New York City Municipal Water Fin. Auth.
   5%, 06/15/12                                          210M            236,296
   5.75%, 06/15/20 (MBIA)                                220M            233,127
   5.875%, 06/15/25 (MBIA)                               500M            553,450
   5.125%, 06/15/30 (FGIC)                               300M            313,707
New York, NY G/O Series B
   5.75%, 08/01/11                                       300M            342,282
New York, NY G/O Series K
   5.625%, 08/01/13                                      350M            389,165
New York, NY Transitional Fin. Auth.
   5.375%, 05/01/14                                     1000M          1,140,380
New York State Dorm.
   Authority Revenue
   4201 Schools Program
      5%, 07/01/10                                       250M            283,873
   City University System
      5.625%, 07/01/16                                   250M            301,838
      5.375%, 07/01/25
      (AMBAC)                                            200M            221,708
   College and University
      Revenue
      5%, 07/02/22                                       250M            265,430
      5.25%, 11/15/23                                    500M            568,355
   Department of Health
      5.5%, 07/01/20                                     125M            131,069
   Fordham University
      5.75%, 07/01/15 (FGIC)                             215M            229,057
   Memorial Sloan Kettering
      Cancer Center
      5.5%, 07/01/23 (MBIA)                              500M            596,650
   Mental Health Services
      5.7%, 08/15/09                                     250M            283,113
      5.5%, 08/15/17                                     595M            648,324
      5.5%, 08/15/17
      (Prerefunded)                                        5M              5,752
   New York Medical College
      4.75%, 07/01/27 (MBIA)                             250M         $  257,100
   Nursing Home-Hebrew Home
      5.625%, 02/01/17                                    95M            101,374
   Saint Johns Univ.
      5.25%, 07/01/18 (MBIA)                             205M            225,471
   School District Financing Program
      5.75%, 10/01/17 (MBIA)                             750M            890,460
   State University Education Facility
      5.5%, 05/15/09                                     500M            571,800
   Wyckoff Heights Medical Ctr.
      5.3%, 08/15/21                                     250M            262,930
New York State Environmental Facilities
   5.75%, 01/15/13                                       245M            273,667
   5.75%, 01/15/13 (Prerefunded)                           5M              5,664
   5.75%, 03/15/13                                       300M            303,855
New York State Environmental Water
   Revenue
   5.75%, 06/15/11                                       160M            194,246
   5.75%, 06/15/11                                       295M            358,142
   5.75%, 06/15/11                                       45M              54,129
   5%, 06/15/19                                          750M            821,557
New York State Local Gov't. Assistance
   Corp.
   5.375%, 04/01/16
   (AMBAC)                                               300M            333,063
New York State Mortgage Agency Revenue
   Bonds
   5.375%, 10/01/17                                      500M            527,545
New York State Power Authority
   5.3%, 11/15/19                                       1000M          1,081,290
New York State Thruway Auth. Service
   Contract
   5.25%, 01/01/09                                       500M            565,400
   5.25%, 04/01/10 (FGIC)                                500M            578,630
   6.25%, 04/01/14                                       200M            222,750
New York State Urban Development Corp.
   6%, 01/01/15 (AMBAC)                                  485M            584,634
   5%, 01/01/17                                          750M            830,580
   5.7%, 04/01/20                                        250M            301,323
   5.5%, 3/15/20 (FGIC)                                  500M            570,180
   5%, 3/15/23                                           500M            525,635
North Hempstead, NY G/O
   6%, 07/15/15 (FGIC)                                   500M            596,960
Rondout Valley Central School District
   G/O
   3%, 03/01/08 (FGIC)                                   660M            687,271
Saint Lawrence University
   5.625%, 07/01/13 (MBIA)                               250M            275,780
Suffolk County, NY Judicial Svc.
   Agreement
   5.75%, 10/15/13 (AMBAC)                               500M            591,530
   34th Street Partnership, Inc.
   5%, 01/01/16                                          750M            826,080
Triborough Bridge & Tunnel Authority
   6%, 01/01/12                                          250M            303,135
   5.125%, 01/01/22                                      250M            292,165
   5%, 01/01/32                                          500M            521,220
United Nations Development Corp.
   6%, 07/01/12                                          250M            255,927
                                                                      27,734,465
   Puerto Rico 9.2%
   Puerto Rico Childrens Trust Fund
      6%, 07/01/26                                       500M        $   608,120
   Puerto Rico Commonwealth
      5.375%, 07/01/21 (MBIA)                            255M            295,310
      5.4%, 07/01/25                                     300M            340,593
   Puerto Rico Commonwealth Highway &
      \Trans. Auth.
      5.75%, 07/01/16 (MBIA)                             500M            607,870
   Puerto Rico Electric Power Authority
      4.5%, 07/01/18 (MBIA)                              300M            314,430
   Puerto Rico Ind'l. Tourist Ed'l
      Med. & Envir. Ctl. Facs.
      5%, 10/01/22 (MBIA)                                300M            321,147
   Puerto Rico Public Building Authority
      5.75%, 07/01/15                                    400M            407,396
                                                                     -----------
                                                                       2,894,866
                                                                     -----------
   Total Bonds
   (Cost $28,024,277)                                                 30,629,331
                                                                     -----------

--------------------------------------------------------------------------------
                                                                        Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments 1.1%
   BlackRock Provident Institutional
      New York Money Fund
      (Cost $350,000)                                     350,000    $   350,000
                                                                     -----------
   Total Investments (Cost $28,374,277)*                              30,979,331

Excess of Other Assets Over Liabilities 1.7%                             542,534
                                                                     -----------
Net Assets                                                           $31,521,865
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $2,605,054 of which, $2,609,019 related to appreciated securities and $3,965 related to depreciated securities.
     The following abbreviations are used in the portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co
     (FSA) - Guaranteed by Financial Security Assurance, Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel New York Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $28,374,277)                             $30,979,331
Cash and cash equivalents                                               385,871
Receivable for fund shares sold                                          20,276
Receivable for interest                                                 434,712
Receivable from fund administrator                                        4,105
                                                                    -----------
   Total Assets                                                      31,824,295
                                                                    -----------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        274,646
Payable for fund shares repurchased                                         800
Accrued expenses                                                          6,910
Management fee payable                                                   13,032
Distribution fee payable                                                  5,680
Fund service fee payable                                                  1,362
                                                                    -----------
   Total Liabilities                                                    302,430
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $31,521,865
                                                                    ===========

Net Asset Value and Offering Price per Share
$31,521,865 / 2,455,206 shares outstanding                          $     12.84
Sales Charge -- 4.00% of Offering Price                                    0.54
                                                                    -----------
Maximum Offering Price Per Share                                    $     13.38
                                                                    ===========
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    24,552
Paid-in capital                                                      29,042,243
Accumulated distributions in excess of
   net investment income                                                   (549)
Accumulated undistributed net realized
   loss on investments                                                 (149,435)
Unrealized appreciation of investments                                2,605,054
                                                                    -----------
Net Assets                                                          $31,521,865
                                                                    ===========

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                             $  667,862
                                                                     ----------
Expenses:
Management advisory fee                                                  73,389
Transfer agent fees                                                       7,325
Custodian fees                                                            2,396
Distribution expense                                                     29,585
Accounting services                                                       4,975
Auditing fees                                                             2,000
Legal fees                                                                1,750
Reports and notices to shareholders                                       1,000
Registration and filing fees                                              2,901
Directors' fees and expenses                                              1,945
Other                                                                     6,930
                                                                     ----------
   Total Expenses                                                       134,196
   Expense Reimbursement                                                (45,357)
   Expense Offset                                                        (2,196)
                                                                     ----------
   Net Expenses                                                          86,643
                                                                     ----------
Net Investment Income                                                   581,219
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                                14,163
Net change in unrealized appreciation                                 1,379,068
                                                                     ----------
Net Realized and Unrealized Gain
   on Investments                                                     1,393,231
                                                                     ----------
Net Increase in Net Assets from Operations                           $1,974,450
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel New York Tax-Free Income Fund

Statement of Changes on Net Assets

                                                       Six Months
                                                         Ended          Year
                                                        5/31/03        Ended
                                                      (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                 $   581,219   $ 1,082,507
Net realized gain on sales of investments                  14,163       162,443
Net change in unrealized appreciation                   1,379,068       283,291
                                                      -----------   -----------
Net increase in net assets from operations              1,974,450     1,528,241
                                                      -----------   -----------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                               (581,163)   (1,084,003)
From realized gain on investments                              --            --
                                                      -----------   -----------
Total distributions to shareholders                      (581,163)   (1,084,003)
                                                      -----------   -----------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                       5,299,559     3,745,088
Net asset value of shares in reinvestment
   of dividends and distributions                         356,011       718,683
                                                      -----------   -----------
                                                        5,655,570     4,463,771
Less: Payments for shares reacquired                   (2,086,536)   (1,623,136)
                                                      -----------   -----------
Increase in net assets from
   capital share transactions                           3,569,034     2,840,635
                                                      -----------   -----------
Total Increase in Net Assets for period                 4,962,321     3,284,873
Net Assets: Beginning of period                        26,559,544    23,274,671
                                                      -----------   -----------
Net Assets: End of period                             $31,521,865   $26,559,544
                                                      ===========   ===========
Distributions in Excess of Net Investment
   Income at End of Period                            $      (549)  $      (606)
                                                      ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel New York Tax-Free Income Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                                  Ended 5/31/03 (A)    Year Ended     Year Ended
                                                    (Unaudited)       11/30/02 (A)   11/30/01 (A)
--------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                 $ 12.25           $ 12.04         $ 11.59
                                                       -------           -------         -------
Income (Loss) from Investment Operations
Net investment income                                     0.24              0.52            0.57
Net realized and unrealized gain (loss) on
   investments                                            0.59              0.21            0.45
                                                       -------           -------         -------
Total from investment operations                          0.83              0.73            1.02
                                                       -------           -------         -------

Less Distributions
Dividends from net investment income                      0.24              0.52            0.57
Distributions from realized gains on
   investments                                              --                --              --
                                                       -------           -------         -------
Total Distributions                                       0.24              0.52            0.57
                                                       -------           -------         -------
Net asset value at end of period                       $ 12.84           $ 12.25         $ 12.04
                                                       =======           =======         =======
Total Return (%) *                                        6.87++            6.19            8.90

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           0.60+             0.52            0.37
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                0.91+             0.93            0.93
Ratio of net investment income to average
   net assets (%)                                         3.93+             4.27            4.71
Ratio of net investment income to average net
   assets before voluntary expense
   reimbursements (%) **                                  3.62+             3.86            4.14
Portfolio turnover rate (%)                                  3++              13               4
Net assets at end of period (000 omitted)              $31,522           $26,560         $23,275


                                                   Year Ended    Year Ended   Year Ended
                                                  11/30/00 (A)    11/30/99     11/30/98
----------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period              $ 11.20       $ 12.19      $ 11.88
                                                    -------       -------      -------
Income (Loss) from Investment Operations
Net investment income                                  0.63          0.60         0.62
Net realized and unrealized gain (loss) on
   investments                                         0.39         (0.99)        0.34
                                                    -------       -------      -------
Total from investment operations                       1.02         (0.39)        0.96
                                                    -------       -------      -------

Less Distributions
Dividends from net investment income                   0.63          0.60         0.62
Distributions from realized gains on
   investments                                           --            --         0.03
                                                    -------       -------      -------
Total Distributions                                    0.63          0.60         0.65
                                                    -------       -------      -------
Net asset value at end of period                    $ 11.59       $ 11.20      $ 12.19
                                                    =======       =======      =======
Total Return (%) *                                     9.40         (3.30)        8.29

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        0.02            --           --
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **             0.96          0.96         1.01
Ratio of net investment income to average
   net assets (%)                                      5.54          5.13         5.17
Ratio of net investment income to average net
   assets before voluntary expense
   reimbursements (%) **                               4.61           4.2         4.19
Portfolio turnover rate (%)                               4            31            6
Net assets at end of period (000 omitted)           $18,718       $16,175      $11,978

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
**   Expense reductions are comprised of the voluntary expense reimbursements

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Government Securities Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                 Principal Amount      Value
                                                    (M=$1,000)       (Note 1)
-------------------------------------------------------------------------------
U.S. Government
   Agency Obligations 99.7%
Federal Home Loan
   Mortgage Corporation 30.4%
Collateralized Mortgage Obligations:
   FHR 2541 MD 6%, '32                                4,000M       $  4,302,000
                                                                   ------------
Mortgage-Backed Securities:
15-Year:
   9%, '06                                               15M             16,200
   6%, '12                                            1,665M          1,733,553
   6%, '15                                            2,981M          3,103,246
   5%, '18                                            3,500M          3,625,140
                                                                   ------------
                                                                      8,478,139
                                                                   ------------
30-Year:
   11%, '09                                               2M              1,743
   11%, '15                                              10M             11,772
   11%, '15                                               8M              9,192
   11%, '15                                               9M             10,440
   11%, '17                                               3M              3,081
   11%, '17                                              38M             42,646
   6%, '22                                            3,442M          3,579,894
   6%, '27                                            4,932M          5,130,955
   5.5%, '29                                          2,135M          2,219,900
   6%, '29                                            3,205M          3,326,084
   5.5%, '30                                          7,494M          7,793,693
   6%, '32                                            2,850M          2,956,308
                                                                   ------------
                                                                     25,085,708
                                                                   ------------
Total Federal Home Loan
   Mortgage Corporation                                              37,865,847
                                                                   ------------
Federal National Mortgage Association 27.7%
Collateralized Mortgage Obligations:
   FNR 2003-33 P 6%, '28                              4,000M          4,298,400
                                                                   ------------
Mortgage-Backed Securities:
10-Year:
   7%, '10                                              340M            363,126
   5%, '13                                            4,939M          5,160,015
                                                                   ------------
                                                                      5,523,141
                                                                   ------------
15-Year:
   9.75%, '04                                             7M              7,274
   5%, '18                                            3,500M          3,633,420
                                                                   ------------
                                                                      3,640,694
                                                                   ------------
20-Year:
   10%, '18                                              61M             70,534
   6%, '19                                              247M            257,049
   6.5%, '20                                            198M            207,093
   6.5%, '21                                          2,044M          2,139,268
                                                                   ------------
                                                                      2,673,944
                                                                   ------------
30-Year:
   9.25%, '09                                            70M       $     78,039
   7.75%, '22                                           341M            371,015
   8%, '24                                              491M            541,691
   6.5%, '26                                          1,896M          1,981,755
   7%, '26                                             2330M          2,461,499
   6.5%, '28                                          1,114M          1,162,180
   5.5%, '29                                          3,590M          3,740,177
   6%, '29                                            1,750M          1,819,929
   5.5%, '31                                            990M          1,033,432
   5.5%, '32                                          4,966M          5,173,996
                                                                   ------------
                                                                     18,363,713
                                                                   ------------
Total Federal National
   Mortgage Association                                              34,499,892
                                                                   ------------
Government National
   Mortgage Association 41.6%
Mortgage-Backed Securities:
10-Year:
   7%, '03                                               45M             45,046
   7%, '03                                               63M             63,464
                                                                   ------------
                                                                        108,510
                                                                   ------------
15-Year:
   7%, '17                                              447M            478,783
   5%, '18                                            4,500M          4,706,685
   5%, '18                                            6,474M          6,771,809
                                                                   ------------
                                                                     11,957,277
                                                                   ------------
30-Year:
   6%, '24                                            3,266M          3,445,252
   6%, '28                                            1,997M          2,096,715
   6%, '28                                            2,255M          2,367,610
   6%, '28                                            1,268M          1,330,966
   6%, '28                                            1,692M          1,776,487
   5%, '33                                            2,996M          3,101,191
   5%, '33                                            3,995M          4,134,795
   5%, '33                                            2,497M          2,584,162
   5.5%, '33                                          8,964M          9,418,025
   6%, '33                                            3,991M          4,183,662
   6%, '33                                            4,989M          5,229,237
                                                                   ------------
                                                                     39,668,102
                                                                   ------------

Total Government National
   Mortgage Association                                              51,733,889
                                                                   ------------
Total U.S. Government
   Agency Obligations
   (Cost $123,329,893)                                              124,099,628
                                                                   ------------
Corporate Short-Term Notes 3.2%
American Express Credit Corp.
   1.23%, 06/03/2003
   (Cost $3,999,727)                                  4,000M       $  3,999,727
                                                                   ------------
Total Investments
   (Cost $127,329,620)*                                             128,099,355

Excess of Liabilities
   Over Other Assets (2.9%)                                          (3,647,422)
                                                                   ------------
Net Assets                                                         $124,451,933
                                                                   ============

* Cost for federal income tax purposes is substantially similar At May 31, 2003 unrealized appreciation for federal income tax purposes aggregated $769,735 of which $836,821 related to appreciated securities and $67,086 related to depreciated securities.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Government Securities Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $127,329,620)                           $128,099,355
Cash and cash equivalents                                                66,084
Receivable for securities sold                                       10,080,805
Receivable for fund shares sold                                         363,545
Receivable for interest                                                 570,928
                                                                   ------------
   Total Assets                                                     139,180,717
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                     14,007,050
Payable for fund shares repurchased                                     596,648
Accrued expenses                                                         33,493
Management fee payable                                                   51,682
Distribution fee payable                                                 27,069
Fund service fee payable                                                 12,842
                                                                   ------------
   Total Liabilities                                                 14,728,784
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $124,451,933
                                                                   ============
--------------------------------------------------------------------------------
Net Asset Value and Offering Price per Share
$124,451,933 / 11,733,110 shares outstanding                       $      10.61
Sales Charge -- 4.00% of Offering Price                                    0.44
                                                                   ------------
Maximum Offering Price Per Share                                   $      11.05
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    117,331
Paid-in capital                                                     124,855,258
Accumulated undistributed net investment income                           8,180
Accumulated undistributed net realized loss
   on investments                                                    (1,298,571)
Unrealized appreciation of investments                                  769,735
                                                                   ------------
Net Assets                                                         $124,451,933
                                                                   ============

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                             $2,974,792
                                                                     ----------
Expenses:
Management advisory fee                                                 288,325
Transfer agent fees                                                      84,350
Custodian fees                                                           10,106
Distribution expense                                                    116,244
Accounting services                                                      19,825
Auditing fees                                                             5,500
Legal fees                                                                4,850
Reports and notices to shareholders                                       5,000
Registration and filing fees                                             18,219
Directors' fees and expenses                                              7,631
Other                                                                     8,034
                                                                     ----------
   Total Expenses                                                       568,084
   Expense Reimbursement                                                (39,696)
   Expense Offset                                                        (3,106)
                                                                     ----------
   Net Expenses                                                         525,282
                                                                     ----------
Net Investment Income                                                 2,449,510
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                             2,701,716
Net change in unrealized appreciation                                   206,947
                                                                     ----------
Net Realized and Unrealized Gain
   on Investments                                                     2,908,663
                                                                     ----------
Net Increase in Net Assets from Operations                           $5,358,173
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Government Securities Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/03         Ended
                                                     (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                               $  2,449,510   $  3,792,962
Net realized gain on sales of investments              2,701,716        831,585
Net change in unrealized appreciation                    206,947        425,550
                                                    ------------   ------------
Net increase in net assets from operations             5,358,173      5,050,097
                                                    ------------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (2,551,819)    (4,015,282)
From net realized gain on investments                         --             --
                                                    ------------   ------------
Total distributions to shareholders                   (2,551,819)    (4,015,282)
                                                    ------------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions

Net proceeds from sales of shares                     29,143,447     68,326,021
Net asset value of shares in reinvestment
   of dividends and distributions                      2,154,179      3,186,834
                                                    ------------   ------------
                                                      31,297,626     71,512,855
Less: Payments for shares reacquired                 (16,773,276)   (38,472,125)
                                                    ------------   ------------
Increase in net assets from
   capital stock transactions                         14,524,350     33,040,730
                                                    ------------   ------------
Total Increase in Net Assets for period               17,330,704     34,075,545
Net Assets: Beginning of period                      107,121,229     73,045,684
                                                    ------------   ------------
Net Assets: End of period                           $124,451,933   $107,121,229
                                                    ============   ============
Undistributed Net Investment
   Income at End of Period                          $      8,180   $      5,040
                                                    ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       Sentinel Government Securities Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                               Six Months
                                            Ended 5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                               (Unaudited)      11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period           $  10.34         $  10.19       $  9.81        $  9.56        $ 10.46     $ 10.09
                                                 --------         --------       -------        -------        -------     -------
Income (Loss) from Investment Operations
Net investment income                                0.23             0.51          0.57           0.64           0.64        0.61
Net realized and unrealized gain (loss)
   on investments                                    0.27             0.15          0.38           0.25          (0.90)       0.37
                                                 --------         --------       -------        -------        -------     -------
Total from investment operations                     0.50             0.66          0.95           0.89          (0.26)       0.98
                                                 --------         --------       -------        -------        -------     -------
Less Distributions
Dividends from net investment income                 0.23             0.51          0.57           0.64           0.64        0.61
Distributions from realized gains on
   investments                                         --               --            --             --             --          --
                                                 --------         --------       -------        -------        -------     -------
Total Distributions                                  0.23             0.51          0.57           0.64           0.64        0.61
                                                 --------         --------       -------        -------        -------     -------
Net asset value at end of period                 $  10.61         $  10.34       $ 10.19        $  9.81        $  9.56     $ 10.46
                                                 ========         ========       =======        =======        =======     =======

Total Return (%) *                                   4.88++           6.70          9.96           9.72          (2.49)      10.02

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                        0.91+            0.86          0.85           0.87           0.84        0.91
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                             0.98+            1.01          1.00           1.03           0.98        0.99
Ratio of net investment income to
   average net assets (%)                            4.21+            4.72          5.68           6.72           6.46        6.02
Ratio of net investment income to
   average net assets before voluntary
   expense reimbursements (%) **                     4.15+            4.56          5.53           6.56           6.34        5.94
Portfolio turnover rate (%)                           293++            452           379            232            330         355
Net assets at end of period (000 omitted)        $124,452         $107,121       $73,046        $60,651        $65,136     $76,498

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                 Principal Amount       Value
                                                    (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 96.2%
Federal Home Loan Mortgage Corporation 32.2%
Collateralized Mortgage Obligations:
   FHLMC T-2A 7%, '21                                    81M        $     83,619
                                                                    ------------
7-Year Balloon:
   5%, '09                                            3,334M           3,457,542
                                                                    ------------
Mortgage-Backed Securities:
10- Year:
   6.5%, '04                                             43M              43,667
   6%, '09                                            3,430M           3,579,149
   6%, '09                                              909M             949,660
   6%, '11                                              511M             532,284
   6.5%, '11                                          1,410M           1,479,505
   5.5%, '12                                          1,300M           1,354,993
   5.5%, '12                                            827M             861,513
   5.5%, '12                                          1,295M           1,350,149
   5.5%, '12                                          1,115M           1,161,958
   5.5%, '12                                          1,130M           1,177,479
   5.5%, '12                                          1,149M           1,196,940
   5.5%, '12                                          1,586M           1,652,587
   5.5%, '12                                          1,822M           1,898,329
   5.5%, '12                                          1,456M           1,516,800
   5.5%, '12                                          1,917M           1,997,631
   5.5%, '12                                          1,251M           1,302,928
   6%, '12                                            1,408M           1,466,372
   6%, '12                                            2,096M           2,181,424
   6%, 12                                             4,830M           5,031,030
   6%, '12                                            2,863M           2,980,498
   6%, '12                                            3,665M           3,814,940
   6%, '12                                            2,131M           2,218,361
   6.5%, '12                                          1,352M           1,417,803
   5%, '13                                            2,213M           2,298,790
   5.5%, '13                                          4,151M           4,325,288
   5.5%, '13                                          7,881M           8,210,618
                                                                    ------------
                                                                      56,000,696
                                                                    ------------
15-Year:
   9.5%, '04                                             19M              19,355
   8.5%, '05                                              8M               8,317
   9%, '05                                               11M              11,280
   9.5%, '05                                             11M              11,263
   10%, '05                                               7M               7,828
   9%, '06                                               35M              37,097
   8.5%, '07                                              7M               7,226
   9%, '07                                              139M             145,326
   9%, '07                                               38M              40,248
   6%, '08                                              183M             190,956
   6%, '08                                               95M              99,287
   6.5%, '08                                            132M             139,095
   7%, '08                                              687M             732,694
   7%, '08                                              517M             547,300
   8%, '08                                               22M              23,852
   5.5%, '09                                            105M             107,663
   6.5%, '09                                            142M             149,604
   7.5%, '09                                             21M              22,339
   7%, ' 10                                             576M             614,817
   7%, '10                                              494M             527,273
   5.5%, '11                                            311M             323,812
   5.5%, '11                                            538M             559,986
   5.5%, '11                                            223M             232,211
   6%, '11                                              165M             172,104
   6%, '11                                              188M        $    196,339
   7%, '11                                              149M             159,374
   7%, '11                                              362M             386,382
   7%, '11                                              804M             857,933
   7%, '11                                              42M               44,462
   7.5%, '11                                            620M             665,288
   8%, '11                                              232M             250,723
   8%, '11                                              324M             352,241
   5.5%, '12                                          1,652M           1,721,845
   6%, '12                                              581M             605,615
   6%, '12                                              559M             582,365
   6.5%, '12                                          2,310M           2,422,978
   6.5%, '12                                            710M             745,865
   7%, '12                                            1,546M           1,648,504
   7%, '12                                            2,857M           3,048,218
   5.5%, '13                                            169M             175,310
   5.5%, '13                                            809M             842,190
   5.5%, '13                                          1,180M           1,228,560
   6%, '13                                            4,431M           4,611,759
   6%, '13                                              576M             599,078
   6%, '13                                              541M             563,034
   6%, '13                                              696M             724,735
   6%, '13                                            1,620M           1,685,583
   6%, '13                                            4,572M           4,757,936
   6%, '13                                            4,696M           4,886,811
   6%, '13                                            1,144M           1,190,007
   6.5%, '13                                            924M             974,040
   6.5%, '13                                            661M             692,653
   6.5%, '13                                          1,196M           1,252,119
   6.5%, '13                                          2,024M           2,125,434
   5%, '14                                            1,169M           1,214,379
   5.5%, '14                                            889M             927,351
   5.5%, '14                                          2,497M           2,605,918
   6%, '14                                            2,421M           2,518,940
   6%, '14                                              476M             496,377
   6%, '14                                              494M             514,278
   6.5%, '14                                            325M             340,398
   7%, 14                                             2,761M           2,945,995
   7.5%, '14                                            387M             415,586
   6%,'15                                             1,626M           1,692,026
   7%, '15                                            1,478M           1,575,947
   8%, '15                                              207M             225,396
   6.5%, '17                                          1,291M           1,351,191
                                                                    ------------
                                                                      61,552,096
                                                                    ------------
20-Year:
   6.5%, '13                                          1,341M           1,406,630
   7%, '16                                              678M             718,564
   7.5%, '19                                            892M             954,259
   7%, '22                                            1,517M           1,599,384
                                                                    ------------
                                                                       4,678,837
                                                                    ------------
30-Year:
   8.5%, '03                                              9M               9,069
   7%, '06                                                9M              10,104
   7.25%, '06                                         1,004M           1,027,045
   7.75%, '06                                             5M               4,801
   6.5%, '07                                              9M               9,217
   7%, '07                                               12M              12,573
   8%, '07                                              167M             177,953
   8.25%, '07                                            86M              91,061
   7.5%, '08                                            175M             184,477
   7.5%, '08                                             53M              54,895
   7.75%, '08                                            29M        $     29,994
   8%, '08                                              160M             167,874
   8.75%, '08                                            65M              69,561
   9.25%, '08                                            58M              62,268
   7.5%, '09                                             84M              89,182
   7.75%, '09                                            79M              84,192
   8%, '09                                               28M              30,031
   8%, '09                                               38M              41,094
   8.25%, '09                                           119M             126,689
   8.5%, '09                                            215M             230,324
   10.25%, '09                                            5M               5,741
   7.75%, '16                                           123M             128,394
   7.75%, '17                                           116M             125,811
   8%, '17                                              199M             216,803
   8%, '17                                              208M             223,221
   8%, '23                                              109M             119,293
                                                                    ------------
                                                                       3,331,667
                                                                    ------------
Total Federal Home Loan Mortgage Corporation                         129,104,457
                                                                    ------------
Federal National Mortgage Association 61.0%
Mortgage-Backed Securities:
7-Year Balloon:
   5.5%, '04                                             69M              69,905
   7%, '04                                               35M              35,650
                                                                    ------------
                                                                         105,555
                                                                    ------------
10-Year:
   7%, '07                                              103M             108,654
   6%, '08                                              716M             751,511
   6.5%, '08                                            989M           1,046,465
   5.5%, '09                                          2,010M           2,106,543
   5.5%, '09                                          1,048M           1,098,388
   6%, '09                                              587M             615,863
   6%, '09                                              495M             520,380
   6%, '09                                              907M             952,543
   6.5%, '09                                          1,168M           1,237,380
   7%, '09                                              484M             517,527
   7%, '09                                              156M             166,730
   8%, '09                                            1,316M           1,421,237
   6.5%, '10                                            388M             410,085
   7%, '10                                              768M             820,896
   7.5%, '10                                          1,197M           1,289,563
   7.5%, '10                                            822M             886,008
   7.5%, '10                                            913M             983,314
   7.5%, '10                                          1,274M           1,372,150
   7.5%, '10                                            150M             161,586
   5.5%, '11                                          1,251M           1,313,435
   5.5%, '11                                            867M             910,305
   6%, '11                                            7,566M           7,914,453
   6%, '11                                              564M             591,062
   6%, '11                                            1,035M           1,085,292
   6%, '11                                              660M             692,074
   6%, '11                                              399M             418,111
   6%, '11                                            2,284M           2,394,145
   6%, '11                                               93M              96,988
   6.5%, '11                                          1,059M           1,118,976
   6.5%, 11                                             868M             916,594
   6.5%, 11                                             853M             900,618
   6.5%, 11                                           1,217M           1,285,712
   6.5%, '11                                          1,421M           1,503,635
   5%, '12                                            3,092M           3,230,069
   5.5%, '12                                          1,771M           1,857,755

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Investment in Securities (Continued)
at May 31, 2003 (Unaudited)

                                                 Principal Amount       Value
                                                    (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
   5.5%, '12                                          1,764M        $  1,849,805
   5.5%, '12                                          2,906M           3,047,560
   5.5%, '12                                            377M             395,468
   5.5%, '12                                          3,348M           3,511,507
   6%, '12                                              985M           1,032,354
   6%, '12                                            2,015M           2,110,789
   6%, 12                                             6,075M           6,364,014
   6%, '12                                            2,160M           2,262,906
   6%, '12                                            1,281M           1,341,990
   6.5%, '12                                          8,285M           8,745,628
   6.5%, '12                                          4,908M           5,181,083
   6.5%, 12                                           1,506M           1,590,374
   4.5%, '13                                         13,551M          14,088,983
   4.5%, '13                                          8,000M           8,317,440
   4.5% '13                                           4,768M           4,957,068
   5%, '13                                           14,818M          15,480,044
   5%, '13                                            9,482M           9,906,049
   6.5%, '13                                          1,658M           1,750,411
                                                                    ------------
                                                                     134,629,520
                                                                    ------------
15-Year:
   6%, '04                                               10M              10,506
   6.5%, '08                                            611M             646,558
   7%, '08                                              431M             460,028
   6%, '09                                            2,407M           2,524,705
   6%, '09                                            1,750M           1,832,793
   6%, '09                                              690M             722,731
   6.5%, '09                                          1,129M           1,195,244
   6.5%, '09                                            451M             476,986
   6.5%, '09                                            156M             165,425
   6.5%, '09                                            141M             148,838
   6.5%, '09                                          1,418M           1,500,160
   7%, '09                                              267M             285,098
   7.25%, '09                                           224M             238,411
   6.5%, '10                                            319M             336,672
   7%, '10                                              568M             605,792
   7%, '10                                              413M             440,314
   7%, '10                                              174M             185,459
   7%, '10                                              156M             166,162
   7%, '10                                              164M             175,271
   7%, '10                                              133M             141,975
   7%, '10                                              509M             542,994
   7%, '10                                              115M             121,810
   9%, '10                                               63M              66,594
   6%, '11                                              615M             650,479
   6%, '11                                              509M             532,250
   6%, '11                                              903M             943,959
   6%, '11                                            2,052M           2,146,878
   6.5%, '11                                            372M             398,430
   6.5%, '11                                            167M             178,624
   6.5%, '11                                          1,091M           1,150,194
   6.5%, '11                                            440M             463,544
   6.5%, '11                                            219M             231,208
   7%, '11                                              322M             349,376
   7%, '11                                              314M             334,979
   7%, '11                                              239M             254,527
   6%, 12                                               384M             406,895
   6%, '12                                              169M             178,213
   6.5%, '12                                            768M             821,651
   7%, '12                                              708M             768,351
   7%, '12                                              316M             336,365
   8.5%, '12                                            166M             179,839
   5.5%, 13                                           1,314M        $  1,372,125
   6%, '13                                            2,081M           2,174,228
   6%, '13                                            5,319M           5,557,125
   6%,'13                                             3,404M           3,556,041
   6%, '13                                              980M           1,024,275
   6%, '13                                              917M             958,173
   6%, '13                                              427M             446,140
   6%, '13                                            3,442M           3,595,642
   6%, '13                                              313M             326,834
   6%, '13                                            3,113M           3,251,895
   6%, '13                                            1,664M           1,738,972
   6.5%, '13                                            815M             850,476
   7%, '13                                              946M           1,009,285
   5.5%, '14                                          9,687M          10,114,165
   5.5%, '14                                          4,892M           5,107,935
   5.5%, '14                                          2,371M           2,475,285
   5.5%, '14                                            794M             829,918
   5.5%, '14                                          2,607M           2,723,938
   5.5%, '14                                            332M             346,208
   6%, '14                                            3,554M           3,713,532
   6%, '14                                            3,851M           4,021,661
   6%, '14                                            6,338M           6,623,684
   6%, '14                                            1,885M           1,969,785
   6%, '14                                              362M             377,587
   6.5%, '14                                            487M             515,169
   6%, '15                                            5,425M           5,666,516
   6.5%, '15                                          3,382M           3,451,172
   7%, '15                                            1,664M           1,774,293
   8.5 %, '15                                           196M             218,249
   6%, '16                                            1,661M           1,735,813
   9%, '16                                              182M             202,577
                                                                    ------------
                                                                     101,044,986
                                                                    ------------
20-Year:
   7%, 14                                             1,747M           1,859,771
   7%, '14                                            1,739M           1,851,548
   10.5%, '18                                           157M             179,997
                                                                    ------------
                                                                       3,891,316
                                                                    ------------
30-Year:
   7%, '03                                               413                 415
   9%, '04                                                79                  80
   7%, '05                                                1M               1,268
   8%, '05                                               35M              35,742
   9%, '05                                               66M              68,991
   7.75%, '06                                            72M              75,712
   8%, '06                                               63M              65,996
   8%, '06                                                3M               3,073
   7.5%, '07                                             67M              70,140
   7.5%, '07                                            181M             189,937
   7.75%, '08                                            55M              58,294
   8%, '08                                               44M              46,945
   8%, '08                                               99M             105,797
   8%, '08                                              135M             145,324
   8.5%, '08                                             62M              67,061
   8.25%, '09                                           114M             121,665
   8.75%, '09                                            34M              36,406
   9%, '09                                               45M              48,755
   8.5%,'11                                             241M             258,189
   8.5%, '11                                             37M              40,149
   9.5%, '11                                            245M             275,986
   7%, '12                                              384M             397,905
   8%, '12                                              384M             275,438
   7%, '13                                            1,037M        $  1,096,319
   8.75%, '13                                            24M              26,502
   7.5%, '14                                            121M             126,502
   10.5%, '16                                           228M             263,185
   8.25%, '17                                           133M             145,369
   7%, '19                                               70M              74,723
   7%, '21                                              780M             827,348
   7.45%, '22                                            89M              95,706
   7.45%, '22                                           164M             175,422
   8.25%, '22                                            41M              44,275
                                                                    ------------
                                                                       5,264,619
                                                                    ------------

Total Federal National
   Mortgage Association                                              244,935,996
                                                                    ------------
Government National
   Mortgage Association 3.0%
Mortgage-Backed Securities:
15-Year:
   9.5%, '04                                             129                 128
   9.75%. '04                                            83M              86,182
   9.75%, '05                                          140M.             149,667
   9%, '06                                               13M              13,418
   7%, '07                                              113M             120,372
   7%, '07                                              105M             111,045
   9%, '07                                                2M               2,634
   6.5%, 08                                             555M             588,351
   6.5%, '08                                             83M              87,909
   6.5%, '08                                            226M             239,159
   6.5%, '08                                            197M             209,336
   7%, '08                                              137M             147,087
   7%, '08                                               66M              70,634
   7%, '08                                               67M              71,560
   7.5%, '08                                             70M              75,116
   8%, '08                                               86M              92,833
   6%, '09                                              145M             153,200
   6%, '09                                              162M             170,791
   6%, '09                                              205M             216,046
   6%, '09                                              177M             186,734
   6%, '09                                              179M             188,891
   6%, '09                                              227M             239,289
   6%, '09                                              201M             211,793
   6%, '09                                              153M             161,607
   6%, '09                                              169M             178,349
   6%, '09                                              255M             268,390
   6%, '09                                              232M             243,909
   6%, '09                                            1,545M           1,627,033
   6%, '09                                              227M             238,759
   6.5%, '09                                            725M             767,879
   6.5%, '09                                            229M             242,497
   7%, '09                                              388M             416,570
   6%, '11                                              134M             140,817
   9%, '11                                               32M              35,222
   7.5%, '12                                             78M              84,688
   6.5%, '13                                          1,641M           1,740,202
   6.5%, '13                                             72M              76,353
   6.5%, '13                                          1,154M           1,221,714
   7%, '13                                              407M             435,245
   7%, '13                                               57M              60,145
   7.5%, '13                                             98M             106,319
   6%, '16                                              297M             312,060
                                                                    ------------
                                                                      11,789,933
                                                                    ------------

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Investment in Securities (Continued)
at May 31, 2003 (Unaudited)

                                                 Principal Amount       Value
                                                   (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------
20-Year:
   9.25%, '07                                             8M        $      8,465
   9.75%, '10                                            31M              34,653
                                                                    ------------
                                                                          43,118
                                                                    ------------
30-Year:
   6.5%, '03                                              1M                 525
   8%, '03                                                8M               8,209
   8%, '04                                                1M               1,046
   7.75%, '05                                            29M              30,494
   8%, '07                                              135M             143,767
   9%, '09                                               29M              31,384
   10%, '09                                               7M               7,669
   10%, '16                                               2M               2,381
                                                                    ------------
                                                                         225,475
                                                                    ------------
Total Government National
   Mortgage Association                                               12,058,526
Total U.S. Government
   Agency Obligations
   (Cost $383,117,928)                                               386,098,979

Corporate Short-Term Notes 1.8%
AIG Funding, Inc.
   1.23%, 06/04/03
   (Cost $6,999,283)                                  7,000M        $  6,999,283
                                                                    ------------
Total Investments
   (Cost $390,117,211)*                                              393,098,262

Excess of Other Assets
   Over Liabilities 2.0%                                               8,160,459
                                                                    ------------
Net Assets                                                          $401,258,721
                                                                    ============

* Cost for federal income tax purposes is substantially similar. At May 31, 2003 unrealized appreciation for federal income tax purposes aggregated $2,981,051 of which $3,385,795 related to appreciated securities and $404,744 related to depreciated securities.

     The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $390,117,211)                           $393,098,262
Cash and cash equivalents                                                    55
Receivable for securities sold                                        5,740,530
Receivable for fund shares sold                                       3,984,251
Receivable for interest                                               1,841,430
Receivable from fund administrator                                       82,218
                                                                   -------------
   Total Assets                                                     404,746,746
                                                                   -------------
--------------------------------------------------------------------------------
Liabilities
Payable to Custodian Bank -- Line of Credit                           2,217,750
Payable for fund shares repurchased                                     925,920
Accrued expenses                                                         38,229
Management fee payable                                                  164,122
Distribution fee payable                                                112,850
Fund service fee payable                                                 29,154
                                                                   -------------
   Total Liabilities                                                  3,488,025
                                                                   -------------
Net Assets Applicable to Outstanding Shares                        $401,258,721
                                                                   =============
Net Asset Value and Offering Price per Share
$401,258,721 / 41,397,909 shares outstanding                       $       9.69
Sales Charge -- 1.00% of Offering Price                                    0.10
                                                                   -------------
Maximum Offering Price Per Share                                   $       9.79
                                                                   =============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    413,979
Paid-in capital                                                     404,983,667
Accumulated undistributed net investment income                          29,602
Accumulated undistributed net realized
   short-term loss on investments                                    (6,778,390)
Accumulated undistributed net realized
   long-term loss on investments                                       (371,188)
Unrealized appreciation of investments                                2,981,051
                                                                   -------------
Net Assets                                                         $401,258,721
                                                                   =============
See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                             $5,213,296
                                                                     -----------
Expenses:
Management advisory fee                                                 811,546
Transfer agent fees                                                     146,500
Custodian fees                                                           31,448
Distribution expense                                                    572,931
Accounting services                                                      55,500
Auditing fees                                                            21,000
Legal fees                                                               15,000
Reports and notices to shareholders                                      14,000
Registration and filing fees                                             30,087
Directors' fees and expenses                                             21,325
Other                                                                    43,111
                                                                     -----------
   Total Expenses                                                     1,762,448
   Expense Reimbursement                                               (466,266)
   Expense Offset                                                        (6,448)
                                                                     -----------
Net Expenses                                                          1,289,734
                                                                     -----------
Net Investment Income                                                 3,923,562
                                                                     ===========

--------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                               (24,474)
Net change in unrealized appreciation
   (depreciation)                                                      (466,007)
                                                                     -----------
Net Realized and Unrealized Loss
   on Investments                                                      (490,481)
                                                                     -----------
Net Increase in Net Assets from Operations                           $3,433,081
                                                                     ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/03        Ended
                                                     (Unaudited)     11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                               $  3,923,562   $  5,955,497
Net realized gain (loss) on sales of investments         (24,474)       213,080
Net change in unrealized
   appreciation (depreciation)                          (466,007)     2,302,565
                                                    ------------   ------------
Net increase in net assets from operations             3,433,081      8,471,142
                                                    ------------   ------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (7,131,513)    (7,492,581)
From realized gain on sale of investments                     --             --
                                                    ------------   ------------
Total distributions to shareholders                   (7,131,513)    (7,492,581)
                                                    ------------   ------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                    207,518,185    249,455,934
Net asset value of shares in reinvestment
   of dividends and distributions                      6,081,326      6,555,083
                                                    ------------   ------------
                                                     213,599,511    256,011,017
Less: Payments for shares reacquired                 (66,332,210)   (91,709,418)
                                                    ------------   ------------
Increase in net assets from
   capital stock transactions                        147,267,301    164,301,599
                                                    ------------   ------------
Total Increase in Net Assets for period              143,568,869    165,280,160
Net Assets: Beginning of period                      257,689,852     92,409,692
                                                    ------------   ------------
Net Assets: End of period                           $401,258,721   $257,689,852
                                                    ============   ============
Undistributed Net Investment Income
   at End of Period                                 $     29,602   $     50,914
                                                    ============   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     Sentinel Short Maturity Government Fund

Financial Highlights

Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                        Six Months
                                                         Ended
                                                       5/31/03 (A)  Year Ended    Year Ended    Year Ended    Year Ended  Year Ended
                                                       (Unaudited)  11/30/02 (A)  11/30/01 (A)  11/30/00 (A)   11/30/99    11/30/98
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                  $   9.78      $   9.71       $  9.56      $  9.58      $  9.88      $  9.82
                                                        --------      --------       -------      -------      -------      -------

Income from Investment Operations
Net investment income                                       0.21          0.47          0.57         0.64         0.60         0.57
Net realized and unrealized gain (loss) on
   investments                                             (0.09)         0.07          0.15        (0.02)       (0.30)        0.06
                                                        --------      --------       -------      -------      -------      -------
Total from investment operations                            0.12          0.54          0.72         0.62         0.30         0.63
                                                        --------      --------       -------      -------      -------      -------

Less Distributions
Dividends from net investment income                        0.21          0.47          0.57         0.64         0.60         0.57
Distributions from realized gains on investments              --            --            --           --           --           --
                                                        --------      --------       -------      -------      -------      -------
Total Distributions                                         0.21          0.47          0.57         0.64         0.60         0.57
                                                        --------      --------       -------      -------      -------      -------
Net asset value at end of period                        $   9.69      $   9.78       $  9.71      $  9.56      $  9.58      $  9.88
                                                        ========      ========       =======      =======      =======      =======

Total Return (%)*                                           1.24++        5.68          7.74         6.70         3.15         6.61

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             0.79+         0.77          0.77         0.77         0.76         0.82
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)**                   1.08+         1.09          1.15         1.18         1.11         1.12
Ratio of net investment income to average
   net assets (%)                                           2.40+         3.81          5.90         6.71         6.28         6.04
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)**            2.11+         3.49          5.52         6.30         5.94         5.76
Portfolio turnover rate (%)                                   28++          74           141           88          203          229
Net assets at end of period (000 omitted)               $401,259      $257,690       $92,410      $52,317      $67,647      $68,346

(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                    Sentinel U.S. Treasury Money Market Fund

Investment in Securities
at May 31, 2003 (Unaudited)

                                                  Principal Amount      Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 91.0%
U.S. Treasury Bill
   1.13%, 06/05/03                                     5,000M        $ 4,999,372
U.S. Treasury Bill
   1.085%, 06/12/03                                    7,000M          6,997,680
U.S. Treasury Bill
   1.095%, 06/12/03                                    2,600M          2,599,130
U.S. Treasury Bill
   1.15%, 06/19/03                                     5,200M          5,197,010
U.S. Treasury Bill
   1.16%, 06/26/03                                     5,000M          4,995,972
U.S. Treasury Bill
   1.07%, 07/03/03                                     6,000M          5,994,293
U.S. Treasury Bill
   1.13%, 07/03/03                                     6,000M          5,993,973
U.S. Treasury Bill
   1.07%, 07/10/03                                     5,000M          4,994,204
U.S. Treasury Bill
   1.13%, 07/17/03                                     6,200M          6,191,048
U.S. Treasury Bill
   1.14%, 07/24/03                                     4,250M          4,242,867
U.S. Treasury Bill
   1.085%, 07/31/03                                    6,500M          6,488,246
U.S. Treasury Bill
   1.05%, 08/21/03                                     1,110M          1,107,378
U.S. Treasury Bill
   1.17%, 08/21/03                                     6,000M          5,984,205
U.S. Treasury Bill
   1.02%, 08/28/03                                    10,000M          9,975,067
U.S. Treasury Bill
   1.08%, 09/11/03                                     7,000M          6,978,580
U.S. Treasury Bill
   1.075%, 09/18/03                                    5,000M          4,983,726
U.S. Treasury Bill
   1.08%, 09/18/03                                     1,050M          1,046,566
                                                                     -----------
Total U.S. Treasury Obligations
   (Amortized Cost $88,769,317)                                       88,769,317
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Institutional
   Funds 8.9%
BlackRock Provident
   Institutional Funds
   Treasury Fund #60                                     4,055,000   $ 4,055,000
Federated Investors, Inc.
   Treasury Obligations
   Fund #68                                              4,635,000     4,635,000
                                                                     -----------
Total U.S. Treasury Institutional Funds
   (Amortized Cost $8,690,000)                                         8,690,000
                                                                     -----------
Total Investments
   (Amortized Cost $97,459,317)*                                      97,459,317

Excess of Other Assets
   Over Liabilities 0.1%                                                 120,973
                                                                     -----------
Net Assets                                                           $97,580,290
                                                                     ===========

*    Also cost for federal income tax purposes.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                    Sentinel U.S. Treasury Money Market Fund

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $97,459,317)                              $97,459,317
Cash and cash equivalents                                                161,504
Receivable for fund shares sold                                          287,451
Interest receivable                                                        6,889
                                                                     -----------
   Total Assets                                                       97,915,161
                                                                     -----------
--------------------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                                      252,068
Income dividends payable                                                  33,732
Accrued expenses                                                           4,244
Management fee payable                                                    32,320
Fund service fee payable                                                  12,507
                                                                     -----------
   Total Liabilities                                                     334,871
                                                                     -----------
Net Assets Applicable to Outstanding Shares                          $97,580,290
                                                                     ===========
Net Asset Value
   Class A Shares
$89,669,583 / 89,669,583 shares outstanding                          $      1.00
                                                                     ===========
   Class B Shares
$7,910,707 / 7,910,707 shares outstanding                            $      1.00
                                                                     ===========
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $   975,803
Paid-in capital                                                       96,604,487
                                                                     -----------
Net Assets                                                           $97,580,290
                                                                     ===========

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                               $606,755
                                                                       --------
Expenses
Management advisory fee                                                 198,248
Transfer agent fees                                                     124,300
Custodian fees                                                            6,245
Accounting services                                                      16,920
Auditing fees                                                             1,000
Legal fees                                                                4,600
Reports and notices to shareholders                                       6,750
Registration and filing fees                                             23,302
Directors' fees and expenses                                              6,493
Other                                                                     5,794
                                                                       --------
   Total Expenses                                                       393,652
   Expense Offset                                                          (645)
                                                                       --------
   Net Expenses                                                         393,007
                                                                       --------
Net Investment Income and Net Increase in
   Net Assets from Operations                                          $213,748
                                                                       ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                    Sentinel U.S. Treasury Money Market Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                      Ended             Year
                                                     5/31/03           Ended
                                                   (Unaudited)       11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                              $    213,748   $   1,204,227
                                                   ------------   -------------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                      (198,079)     (1,135,231)
   Class B Shares                                       (15,669)        (68,996)
                                                   ------------   -------------
Total Distributions to Shareholders                    (213,748)     (1,204,227)
                                                   ------------   -------------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    74,516,339     394,281,662
   Class B Shares                                     4,627,177      11,693,723
Net asset value of shares in reinvestment of
   dividends and distributions
   Class A Shares                                       191,003       1,002,303
   Class B Shares                                        15,159          65,846
                                                   ------------   -------------
                                                     79,349,678     407,043,534
Less: Payments for shares reacquired
   Class A Shares                                   (82,173,575)   (417,042,181)
   Class B Shares                                    (6,679,475)     (8,122,476)
                                                   ------------   -------------
Decrease in net assets from capital share
   transactions                                      (9,503,372)    (18,121,123)
                                                   ------------   -------------
Total Decrease in Net Assets for period              (9,503,372)    (18,121,123)
Net Assets: Beginning of period                     107,083,662     125,204,785
                                                   ------------   -------------
Net Assets: End of period                          $ 97,580,290   $ 107,083,662
                                                   ============   =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                    Sentinel U.S. Treasury Money Market Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                            Six Months
                                         Ended 5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                           (Unaudited)       11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period        $  1.00           $  1.00       $   1.00       $   1.00      $   1.00      $  1.00
                                              -------           -------       --------       --------      --------      -------
Income from Investment Operations
Net investment income                            0.01              0.01           0.04           0.05          0.04         0.04
Net realized and unrealized gain
   (loss) on investments                           --                --             --             --            --           --
                                              -------           -------       --------       --------      --------      -------
Total from investment operations                 0.01              0.01           0.04           0.05          0.04         0.04
                                              -------           -------       --------       --------      --------      -------
Less Distributions
Dividends from net investment income             0.01              0.01           0.04           0.05          0.04         0.04
Distributions from realized gains on
   investments                                     --                --             --             --            --           --
                                              -------           -------       --------       --------      --------      -------
Total Distributions                              0.01              0.01           0.04           0.05          0.04         0.04
                                              -------           -------       --------       --------      --------      -------
Net asset value at end of period              $  1.00           $  1.00       $   1.00       $   1.00      $   1.00      $  1.00
                                              =======           =======       ========       ========      ========      =======
Total Return (%) *                               0.22++            1.15           3.64           5.18          4.09         4.55

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                    0.78+             0.73           0.69           0.73          0.70         0.73
Ratio of net investment income to
   average net assets (%)                        0.44+             1.16           3.56           5.05          4.01         4.47
Net assets at end of period
   (000 omitted)                              $89,670           $97,136       $118,894       $127,056      $121,884      $98,115

                                            Six Months
                                         Ended 5/31/03 (A)   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           (Unaudited)      11/30/02 (A)  11/30/01 (A)  11/30/00 (A)  11/30/99 (A)  11/30/98 (A)
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period         $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00          $ 1.00
                                               ------          ------        ------       ------       ------          ------
Income from Investment Operations
Net investment income                            0.01            0.01          0.03         0.05         0.04            0.04
Net realized and unrealized gain
   (loss) on investments                           --              --            --           --           --              --
                                               ------          ------        ------       ------       ------          ------
Total from investment operations                 0.01            0.01          0.03         0.05         0.04            0.04
                                               ------          ------        ------       ------       ------          ------
Less Distributions
Dividends from net investment income             0.01            0.01          0.03         0.05         0.04            0.04
Distributions from realized gains on
   investments                                     --              --            --           --           --              --
                                               ------          ------        ------       ------       ------          ------
Total Distributions                              0.01            0.01          0.03         0.05         0.04            0.04
                                               ------          ------        ------       ------       ------          ------
Net asset value at end of period               $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00          $ 1.00
                                               ======          ======        ======       ======       ======          ======

Total Return (%) *                               0.16++          0.89          3.43         4.85         3.84            4.49

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                    0.89+           0.88          0.89         1.03         0.93            0.78
Ratio of net investment income to
   average net assets (%)                        0.33+           0.86          3.21         4.72         3.79            4.42
Net assets at end of period
   (000 omitted)                               $7,911          $9,948        $6,311       $4,068       $5,378          $4,422

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Pennsylvania Tax-Free Trust

Investment in Securities
at May 31, 2003 (Unaudited)

                                                  Principal Amount      Value
                                                     (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
Bonds 95.1%
Pennsylvania 84.7%
Allegheny County G/O
   5.15%, 10/01/11 (FGIC)                              1,000M        $ 1,107,280
Allegheny County Hospital
   6%, 10/01/03 (FGIC)                                 1,000M          1,016,000
Armstrong County
   Hospital Auth.
   6.25%, 06/01/13
   (AMBAC)                                             1,200M          1,215,372
Carbon County
   3.9%, 07/15/14 (MBIA)                                 520M            534,134
Cornwall-Lebanon PA
   School District
   4.25%, 03/01/10 (MBIA)                              1,000M          1,079,680
Delaware Valley PA
   Regional Fin. Auth.
   5.5%, 08/01/28
   (AMBAC)                                             1,000M          1,190,220
Gettysburg PA Municipal
   Authority College
   5.375%, 08/15/13 (MBIA)                               670M            793,983
Grove City PA Hospital Auth.
   5.25%, 07/01/12 (ACA)                                 500M            537,700
Jim Thorpe PA Area
   School District
   5.3%, 03/15/16 (MBIA)                               1,500M          1,783,050
Lehigh County Industrial
   Dev. Auth.
   6.15%, 08/01/29 (MBIA)                              1,000M          1,108,170
Northampton County G/O
   5.75%, 10/01/13 (FSA)                               1,000M          1,223,110
Oxford Area School District
   5.25%, 02/15/10 (FGIC)                              1,000M          1,153,250
Parkland, PA School District
   5.375%, 09/01/15 (FGIC)                             1,000M          1,194,150
Pennsylvania Higher
   Educ. Facs
   5.625%, 12/01/27
   (MBIA)                                              1,000M          1,090,440
Pennsylvania Housing
   Finance Agency
   5.8%, 10/01/29                                      1,000M          1,048,380
Pennsylvania Infrastruction
   Rev. Bond
   5.625%, 09/01/13 (MBIA)                             1,000M          1,135,690
Pennsylvania State G/O
   6.25%, 07/01/11                                     1,000M          1,239,610
Pennsylvania State Ind'l.
   Dev. Auth.
   5.5%, 07/01/15
   (AMBAC)                                             1,000M          1,179,580
PA State Turnpike
   Commission
   5.25%, 12/01/07 (FGIC)                                640M            734,266
   5.375%, 07/15/14
   (AMBAC)                                             1,000M          1,158,150
Pennsylvania Trafford
   School Dist.
   5.9%, 05/01/11 (MBIA)                               1,000M          1,044,190
Philadelphia Water & Waste
   6.25%, 08/01/11 (MBIA)                              1,000M          1,236,050
   6.25%, 08/01/12 (MBIA)                                500M            624,265
Pittsburgh, PA Water &
   Sewer System Rev.
   6.5%, 09/01/13 (FGIC)                               1,000M          1,258,590
Pittsburgh Series A
   5.75%, 09/01/13 (FGIC)                              1,000M          1,197,560
York County Solid Waste
   5.5%, 12/01/14 (FGIC)                               1,000M          1,203,670
                                                                     -----------
                                                                      28,086,540
                                                                     -----------
Puerto Rico 10.4%
Puerto Rico Children's
   Trust Fund
   6%, 07/01/26                                        1,000M        $ 1,216,240
Puerto Rico Commonwealth
   Hwy & Transport
   5.5%, 07/01/36                                      1,000M          1,086,630
Puerto Rico G/O
   5.5%, 07/01/29                                      1,000M          1,144,150
                                                                     -----------
                                                                       3,447,020
                                                                     -----------
Total Bonds
   (Cost $28,249,150)                                                 31,533,560
                                                                     -----------

                                                                        Value
                                                           Shares     (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments 2.9%
BlackRock Pennsylvania
   Municipal Money Market
   Institutional Class
   (Cost $950,000)                                         950,000   $   950,000
                                                                     -----------
Total Investments
   (Cost $29,199,150)*                                                32,483,560

Excess of Other Assets
   Over Liabilities 2.0%                                                 654,827
                                                                     -----------
Net Assets                                                           $33,138,387
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $3,284,410 of which $3,284,410 related to appreciated securities.
     The following abbreviations are used in portfolio descriptions:
     (ACA) - ACA Financial Guaranty Corp.
     (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
     (FSA) - Guaranteed by Financial Security Assurance Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Pennsylvania Tax-Free Trust

Statement of Assets and Liabilities
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $29,199,150)                             $32,483,560
Cash and cash equivalents                                               123,443
Receivable for fund shares sold                                          79,627
Receivable for interest                                                 495,533
                                                                    -----------
   Total Assets                                                      33,182,163
                                                                    -----------
--------------------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                                         550
Accrued expenses                                                         15,481
Management fee payable                                                   15,336
Distribution fee payable                                                  8,326
Fund service fee payable                                                  4,083
                                                                    -----------
   Total Liabilities                                                     43,776
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $33,138,387
                                                                    ===========

Net Asset Value and Offering Price per Share
$33,138,387 / 2,419,931 shares outstanding                          $     13.69
Sales Charge -- 4.00% of Offering Price                                    0.57
                                                                    -----------
Maximum Offering Price Per Share                                    $     14.26
                                                                    ===========
--------------------------------------------------------------------------------
Net Assets Represent
No par value shares of benefical interest;
authorized - unlimited shares
Paid-in-capital                                                     $30,054,723
Accumulated undistributed net investment income                             137
Accumulated undistributed net realized
   loss on investments                                                 (200,883)
Unrealized appreciation of investments                                3,284,410
                                                                    -----------
Net Assets                                                          $33,138,387
                                                                    ===========

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                             $  742,047
                                                                     ----------
Expenses:
Management advisory fee                                                  87,789
Transfer agent fees                                                      26,000
Custodian fees                                                            2,278
Distribution expense                                                     31,922
Accounting services                                                       6,000
Auditing fees                                                             3,000
Legal fees                                                                2,650
Reports and notices to shareholders                                       1,500
Registration and filing fees                                              5,900
Trustees' fees and expenses                                              16,998
Other                                                                     2,171
                                                                     ----------
   Total Expenses                                                       186,208
   Expense Offset                                                        (2,103)
                                                                     ----------
   Net Expenses                                                         184,105
                                                                     ----------
Net Investment Income                                                   557,942
                                                                     ----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                                79,618
Net change in unrealized appreciation                                 1,427,326
                                                                     ----------
Net Realized and Unrealized Gain
   on Investments                                                     1,506,944
                                                                     ----------
Net Increase in Net Assets from Operations                           $2,064,886
                                                                     ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Pennsylvania Tax-Free Trust

Statement of Changes on Net Assets

                                                       Six Months
                                                         Ended           Year
                                                        5/31/03          Ended
                                                      (Unaudited)      11/30/02
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                 $   557,942   $ 1,128,764
Net realized gain on sales of investments                  79,618        87,382
Net change in unrealized appreciation                   1,427,326       342,108
                                                      -----------   -----------
Net increase in net assets from operations              2,064,886     1,558,254
                                                      -----------   -----------
--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                               (559,016)   (1,130,282)
From realized gain on sale of investments                      --            --
                                                      -----------   -----------
Total distributions to shareholders                      (559,016)   (1,130,282)
                                                      -----------   -----------
--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                       1,419,958     4,566,895
Net asset value of shares in reinvestment
   of dividends and distributions                         379,764       757,675
                                                      -----------   -----------
                                                        1,799,722     5,324,570
Less: Payments for shares reacquired                   (1,578,671)   (3,703,148)
                                                      -----------   -----------
Increase in net assets from
   capital share transactions                             221,051     1,621,422
                                                      -----------   -----------
Total Increase in Net Assets for period                 1,726,921     2,049,394
Net Assets: Beginning of period                        31,411,466    29,362,072
                                                      -----------   -----------
Net Assets: End of period                             $33,138,387   $31,411,466
                                                      ===========   ===========
Undistributed Net Investment Income
   at End of Period                                   $       137   $     1,210
                                                      ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      Sentinel Pennsylvania Tax-Free Trust

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                           Six Months
                                        Ended 5/31/03 (A)    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                           (Unaudited)      11/30/02 (A)   11/30/01 (A)   11/30/00 (A)    11/30/99     11/30/98
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning
   of period                                 $ 13.07          $ 12.87        $ 12.46        $ 12.15        $ 13.48     $ 13.34
                                             -------          -------        -------        -------        -------     -------
Income (Loss) from Investment
   Operations
Net investment income                           0.24             0.49           0.54           0.60           0.62        0.63
Net realized and unrealized gain
   (loss) on investments                        0.61             0.20           0.41           0.31          (1.04)       0.26
                                             -------          -------        -------        -------        -------     -------
Total from investment operations                0.85             0.69           0.95           0.91          (0.42)       0.89
                                             -------          -------        -------        -------        -------     -------

Less Distributions
Dividends from net investment income            0.23             0.49           0.54           0.60           0.62        0.63
Distributions from realized gains
   on investments                                 --               --             --             --           0.29        0.12
                                             -------          -------        -------        -------        -------     -------
Total Distributions                             0.23             0.49           0.54           0.60           0.91        0.75
                                             -------          -------        -------        -------        -------     -------
Net asset value at end of period             $ 13.69          $ 13.07        $ 12.87        $ 12.46        $ 12.15     $ 13.48
                                             =======          =======        =======        =======        =======     =======
Total Return (%) *                              6.59++           5.49           7.68           7.75          (3.27)       6.85

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                               1.17+            1.14           1.07           0.75           0.69        0.77
Ratio of expenses to average net
   assets before voluntary expense
   reimbursements (%) **                        1.17+            1.14           1.19           1.17           1.32        1.31
Ratio of net investment income to
   average net assets (%)                       3.50+            3.79           4.16           4.93           4.82        4.65
Ratio of net investment income to
   average net assets before
   voluntary expense
   reimbursements (%) **                        3.50+            3.79           4.05           4.51           4.21        4.14
Portfolio turnover rate (%)                        4++             23              8              7             21          50
Net assets at end of period
   (000 omitted)                             $33,138          $31,411        $29,362        $28,493        $30,630     $34,720

(A)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (5).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         Notes to Financial Statements

(1)  Significant Accounting Policies:

The Sentinel Family of Funds (the "Funds") are comprised of the Sentinel Group Funds, Inc (the "Company") and the Sentinel Pennsylvania Tax Free Trust (the "Trust"). The Company and the Trust are registered as open-end investment companies under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel International Equity Fund, Sentinel Growth Index Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Capital Markets Income Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. The Sentinel Pennsylvania Tax-Free Trust is also a non-diversified fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel International Equity, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Capital Markets Income, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Growth Index, Sentinel International Equity, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond and Sentinel Capital Markets Income. Sentinel Balanced Fund also offers a fourth class of shares called Class D shares.

     The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Sentinel New York Tax-Free Income Fund and Pennsylvania Tax-Free Trust invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York and Pennsylvania respectively.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital . Reclassifications were made to reflect these differences as of May 31, 2003.

                                      Accumulated     Accumulated undistributed
                                     undistributed     net realized gain (loss)
                                     net investment   on investments and foreign
             Fund                    income (loss)     currency transactions
----------------------------------   --------------   --------------------------
International Equity .............     $   29,517            $   (29,517)
Balanced .........................         29,679                (29,679)
Capital Markets Income ...........         (8,483)                 8,483
Bond .............................         28,827                (28,827)
Government Sec ...................        105,450               (105,450)
Short Maturity Gov't .............      3,186,639             (3,186,639)

D. Dollar Rolls: Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

--------------------------------------------------------------------------------

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel International Equity Fund and Sentinel Capital Markets Income Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

     (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

     The Sentinel International Equity Fund and Sentinel Capital Markets Income Fund do not isolate the portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

H. Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and are subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

     Transactions in options written during the six months ended May 31, 2003 were as follows:

                                                          Sentinel     Sentinel
                                                        Common Stock   Balanced
                                                            Fund         Fund
                                                        ------------   --------
Options outstanding at
November 30, 2002                                        $      --     $     --
Options written                                           (416,341)     (68,144)
Options terminated in closing
purchase transactions                                      360,966       59,198
Options expired                                             55,375        8,946
Options exercised                                               --           --
                                                         ---------     --------
Options outstanding at May 31, 2003                      $      --     $     --
                                                         =========     ========

I. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 0.1% per annum of the unused balance is paid to the custodian bank. Such amounts are considered insignificant during the current year period.

     At May 31, 2003 Sentinel Bond Fund and Sentinel Short Maturity Government Fund had outstanding balances of $12,200 and $2,217,750 respectively against this line of credit. The average weighted interest rate was 1.875%.

J. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

     Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

     Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

     Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are National Retirement Plan Advisors, Inc and Providentmutual Managment Company, Inc., each an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company

--------------------------------------------------------------------------------

("SMC"), a Vermont general partnership whose general partners are affiliates of National Life and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Advisory Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Flex Cap Opportunity Fund: 0.90% per annum on the first $250 million of average daily net assets; 0.85% per annum on the next $250 million of such assets; and 0.80% per annum on such assets in excess of $500 million. (2) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel International Equity and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (3) With respect to Sentinel Growth Index Fund: 0.30% per annum on the average daily net assets. (4) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (5) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. (6) With respect to Sentinel Capital Markets Income
Fund: 0.60% per annum on the average daily net assets of the Fund. (7) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government
Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (8) With respect to Pennsylvania Tax-Free Trust 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million. (8) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

     With respect to Sentinel International Equity Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel International Equity Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel International Equity Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

     With respect to Sentinel High Yield Bond Fund and Sentinel Capital Markets Income Fund, SAC has entered into separate sub-advisory agreements with Evergreen Investment

Management Company ("Evergreen"). Pursuant to each agreement, Evergreen provides SAC with a continuous investment program consistent with each Fund's investment objectives and policies. The Sentinel High Yield Bond Fund sub-advisory agreement provides for a fee from SAC to Evergreen equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Evergreen will always be at least 0.35% per annum of the average daily net assets. With regards to Sentinel Capital Markets Income Fund, Sentinel Advisors pays Evergreen a sub-advisory fee equal to 0.25% per annum of the average daily value of the net assets.

     With respect to Sentinel Flex Cap Opportunity Fund, SAC has entered into a sub-advisory agreement with Fred Alger Management, Inc. to provide SAC with a continuous investment program consistent with the Flex Cap Opportunity Fund's stated investment objectives and policies. Under the agreement, the Advisor pays a fee to Alger equal to 0.50% per annum of the average daily net assets.

     All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan".

     Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel International Equity, Sentinel Common Stock, Sentinel Balanced and Sentinel Capital Markets Income Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Pennsylvania Tax-Free Trust and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in the distribution and promotion of the shares of each participating Fund. The Growth Index Fund Class A shares are not assessed a distribution fee in respect to investments by separate accounts owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to this class to be less than 0.20%. The Sentinel Capital Markets Income Fund Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to these classes to be less than 0.30% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

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     Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Small Company, International Equity, High Yield Bond, Capital Markets Income and Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class
B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund pays to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

     Under the Plan applicable to the Class C shares, the Class C shares of each of the Flex Cap Opportunity, Small Company, Mid Cap Growth, International Equity, Growth Index, Common Stock, Balanced, High Yield Bond and Capital Markets Income Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

     Under the Plan applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

     These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

     The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

     SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $3,123,711 for the six months ended May 31, 2003. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $143,255 after allowances of $845,277 to Equity Services, Inc., an affiliate of National Life, $102,698 to Hornor, Townsend & Kent, Inc. and $54,143 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $1,978,337 to other investment dealers. During this same period, SFSC received $36,900 in contingent deferred sales charges from certain redemptions of Class A shares, $476,836 in contingent deferred sales charges from redemptions of Class B shares, $15,096 in contingent deferred sales charges from redemptions of Class C shares and $16,694 in contingent deferred sales charges from redemptions of Class D shares.

     During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $42,355 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

     Each director of Sentinel Group Funds who is not an employee of the advisor or an affiliated company is paid an annual fee of $18,000 plus $2,250 for each meeting of the Board of Directors attended. In regards to Pennsylvania Tax-Free Trust, each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each Board of Trustees meeting attended. Certain directors of the Funds have chosen to have their quarterly fee, earned for retainer and meeting, invested in the Funds. These amounts are included in Directors' fees and expenses and Accrued expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

     Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 2003 were $2,169,177.

     SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel International Equity Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B, C and D shares (excluding the Sentinel International Equity Fund) would also be reduced proportionately. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2003 did not exceed 1.30% of its average daily net assets, attributable to Class A shares of any Fund.

     For the period March 30, 2002 through March 30, 2003 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios:

     .    Government Securities Fund Class A shares 0.86%
     .    Short Maturity Government Fund Class A shares 0.77%
     .    Tax-Free Income Fund Class A shares 0.76%
     .    New York Tax-Free Income Class A shares 0.50%

     Effective March 31, 2003 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the following:

     .    Short Maturity Government Fund Class A shares 0.82%
     .    New York Tax-Free Income Class A shares 0.75%

88

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     With respect to the Sentinel Growth Index Fund Class A, Sentinel Advisors
voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. Sentinel Advisors currently intends to continue this fee waiver indefinitely: however, it may change or terminate the fee waiver at any time after November 30, 2003.

     In case of the Sentinel Growth Index Fund, the reimbursement of advisory fees will also benefit both the Class B and Class C shares of Sentinel Growth Index Fund.

     For the six months ended May 31, 2003, the total amount reimbursable to Sentinel Growth Index Class A was $48,394, Sentinel Growth Index Class B $12,052, Sentinel Growth Index Class C $805, Sentinel Tax-Free Income Fund Class A $44,766, Sentinel New York Tax-Free Class A $45,357, Sentinel Government Securities Fund Class A $39,696, and Sentinel Short Maturity Government Fund Class A $466,266.

(3)  Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 2003 were as follows:

                           Purchases of                    Sales of
                            other than    Purchases of    other than
                               U.S.           U.S.            U.S.      Sales of U.S.
                            Government     Government     Government     Government
                            direct and     direct and     direct and     direct and
                              agency         agency         agency         agency
         Fund               obligations    obligations    obligations    obligations
------------------------   ------------   ------------   ------------   -------------
Flex Cap Opportunity ...   $ 15,612,000   $         --   $ 19,217,617   $         --
Small Company ..........    142,321,866             --     54,077,932             --
Mid Cap Growth .........     87,132,647             --     94,123,000             --
International Equity ...      6,952,460             --     14,207,542             --
Growth Index ...........      7,796,062             --      7,617,302             --
Common Stock ...........    493,680,172             --    444,373,491             --
Balanced ...............     89,780,799    192,926,120     79,331,871    198,995,076
High Yield .............     69,708,358             --     31,976,799             --
Capital Markets ........     21,224,083     10,454,114      4,877,332      5,898,828
Bond ...................     15,261,875    174,449,103     18,439,270    166,814,229
Tax-Free ...............     21,158,940             --     17,149,345             --
N.Y. Tax-Free ..........      5,315,118             --        700,810             --
Government .............             --    355,046,933             --    339,761,823
Short Maturity .........             --    223,163,881             --     90,926,547
PA Tax-Free ............      1,477,537             --      1,170,160             --

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

     For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 2002 as follows:

Capital Loss Carryforward

                                                                     Expiring in
                                                                     -----------

Sentinel Flex Cap Opportunity                          $16,681,535   11/30/2008
                                                        20,962,297   11/30/2009
                                                        11,222,962   11/30/2010
                                                       -----------
   Total                                               $48,866,794
                                                       ===========

Sentinel Small Company                                 $13,619,976   11/30/2010
                                                       ===========

Sentinel Mid Cap Growth                                $46,251,717   11/30/2009
                                                        46,931,295   11/30/2010
                                                       -----------
   Total                                               $93,183,012
                                                       ===========

Sentinel Growth Index                                  $ 1,377,084   11/30/2008
                                                        15,095,408   11/30/2009
                                                         9,840,677   11/30/2010
                                                       -----------
   Total                                               $26,313,169
                                                       ===========

Sentinel Common Stock                                  $   282,289   11/30/2010
                                                       ===========

Sentinel Balanced                                      $ 3,274,727   11/30/2010
                                                       ===========

Sentinel High Yield Bond                               $ 1,490,419   11/30/2006
                                                         4,543,183   11/30/2007
                                                         5,502,189   11/30/2008
                                                        11,485,809   11/30/2009
                                                         2,122,093   11/30/2010
                                                       -----------
   Total                                               $25,143,693
                                                       ===========

Sentinel Bond                                          $   235,561   11/30/2004
                                                         3,189,185   11/30/2007
                                                         6,075,636   11/30/2008
                                                       -----------
   Total                                               $ 9,500,382
                                                       ===========

Sentinel Tax-Free Income                               $    18,103   11/30/2008
                                                       ===========

Sentinel N.Y. Tax Free                                 $   147,786   11/30/2007
                                                            10,660   11/30/2008
                                                             5,151   11/30/2009
                                                       -----------
   Total                                               $   163,597
                                                       ===========

Sentinel Government Securities                         $ 3,442,855   11/30/2007
                                                           405,855   11/30/2008
                                                       -----------
   Total                                               $ 3,848,710
                                                       ===========

Sentinel Short Maturity Government                     $    83,225   11/30/2004
                                                           166,838   11/30/2005
                                                         1,566,785   11/30/2007
                                                           748,798   11/30/2008
                                                         1,372,649   11/30/2010
                                                       -----------
   Total                                               $ 3,938,295
                                                       ===========

Sentinel PA Tax-Free Trust                             $     9,569   11/30/2007
                                                           246,471   11/30/2008
                                                            24,460   11/30/2009
                                                       -----------
   Total                                               $   280,500
                                                       ===========

     It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. The Sentinel Short Maturity Government Securities had capital loss carryforwards expire in the amount of $142,166.

(4)  Fund Shares:

At May 31, 2003, 2 billion shares of one cent par value were authorized. There are 1.50 billion shares allocated to the various Funds as Class A shares, 320 million shares allocated to the various Funds as Class B shares, 130 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                  Net
                                               Shares issued in                   increase
                                               reinvestment of                   (decrease)
                                                dividends and        Shares      in shares
Fund                             Shares sold    distributions      reacquired    outstanding
----                             -----------   ----------------   -----------   ------------
Six Months Ended 5/31/03
Flex Cap Opportunity - A .....       825,052             --         1,115,421      (290,369)
Flex Cap Opportunity - B .....       288,008             --           452,461      (164,453)
Flex Cap Opportunity - C .....        23,683             --            77,119       (53,436)
Small Company - A ............    22,222,128             --         7,790,657    14,431,471
Small Company - B ............     3,139,004             --         1,706,957     1,432,047
Small Company - C ............     3,389,266             --           342,678     3,046,588
Mid Cap Growth - A ...........     1,348,276             --         1,956,977      (608,701)
Mid Cap Growth - B ...........       191,298             --           366,581      (175,283)
Mid Cap Growth - C ...........       227,996             --           208,733        19,263
International Equity - A .....     2,873,491        130,631         3,153,622      (149,500)
International Equity - B .....        80,518          9,793           219,601      (129,290)
International Equity - C .....        21,073            780            13,526         8,327
Growth Index - A .............       455,680         10,934           447,307        19,307
Growth Index - B .............        69,506             --            80,527       (11,021)
Growth Index - C .............         6,509             --             8,539        (2,030)
Common Stock - A .............     1,269,350        129,542         2,538,234    (1,139,342)
Common Stock - B .............       207,777          1,045           627,879      (419,057)
Common Stock - C .............        25,535             44            33,236        (7,657)
Balanced - A .................     1,607,064        117,490         1,733,504        (8,950)
Balanced - B .................       203,593         14,171           498,068      (280,304)
Balanced - C .................        27,837          1,447            36,041        (6,757)
Balanced - D .................        97,211          2,142            58,492        40,861
High Yield - A ...............     4,443,979        175,519         1,244,169     3,375,329
High Yield - B ...............     1,493,531        107,324         2,337,968      (737,113)
High Yield - C ...............       962,726         26,128           165,354       823,500
Capital Markets Income - A*...     1,781,147          3,188             9,987     1,774,348
Capital Markets Income - B*...       332,263            736               247       332,752
Capital Markets Income - C*...       258,241            292               826       257,707
Bond - A .....................     1,886,659        183,342         1,638,317       431,684
Bond - B .....................       624,787         59,438           768,539       (84,314)
Tax-Free .....................       689,396         71,761           537,694       223,463
N.Y. Tax-Free ................       425,950         28,505           167,480       286,975
Government ...................     2,764,308        204,682         1,590,890     1,378,100
Short Maturity ...............    21,201,402        623,064         6,777,587    15,046,879
U.S. Treasury - A ............    74,516,339        191,003        82,173,575    (7,466,233)
U.S. Treasury - B ............     4,627,177         15,159         6,679,475    (2,037,139)
Pennsylvania Tax-Free ........       106,451         28,488           118,573        16,366

Year Ended 11/30/02
Flex Cap Opportunity - A .....       735,141             --         1,427,520      (692,379)
Flex Cap Opportunity - B .....       396,906             --           775,696      (378,790)
Flex Cap Opportunity - C .....       146,348             --           211,568       (65,220)
Small Company - A ............    36,764,905        314,622        14,665,007    22,414,520
Small Company- B .............     6,439,188         79,231         2,142,643     4,375,776
Small Company- C .............     4,830,774          3,874           230,093     4,604,555
Mid Cap Growth - A ...........     3,287,376             --         4,505,571    (1,218,195)
Mid Cap Growth - B ...........       384,449             --           653,400      (268,951)
Mid Cap Growth - C ...........       190,907             --           220,603       (29,696)
International Equity - A**....    18,155,108         73,563        19,231,024    (1,002,353)
International Equity - B**....       176,728          4,029           413,763      (233,006)
International Equity - C**....       271,065            374           277,887        (6,448)
Growth Index - A .............       778,834            763           705,915        73,682
Growth Index - B .............       181,523             --           250,020       (68,497)
Growth Index - C .............        45,047             --            35,912         9,135
Common Stock - A .............     4,597,805      3,592,756         7,630,929       559,632
Common Stock - B .............       486,863        409,554         1,145,485      (249,068)
Common Stock - C .............     1,306,402         47,091         1,368,042       (14,549)
Balanced - A .................     1,781,615      1,017,007         2,533,689       264,933
Balanced - B .................       498,698        192,197           789,373       (98,478)
Balanced - C .................       143,958         23,544           196,097       (28,595)
Balanced - D .................       254,228         17,094            50,535       220,787
High Yield - A ...............     3,425,090        157,872         1,110,946     2,472,016
High Yield - B ...............     1,078,111        280,670           782,851       575,930
High Yield - C ...............     1,306,985         22,309         1,005,510       323,784
Bond - A .....................     8,021,014        404,708         8,198,522       227,200
Bond - B .....................     1,427,055        121,249         1,069,796       478,508
Tax-Free .....................     1,943,328        157,548         2,145,704       (44,828)
N.Y. Tax-Free ................       308,953         59,300           133,650       234,603
Government ...................     6,648,497        311,781         3,776,787     3,183,491
Short Maturity ...............    25,564,645        673,639         9,401,298    16,836,986
U.S. Treasury - A ............   394,281,662      1,002,303       417,042,181   (21,758,216)
U.S. Treasury - B ............    11,693,723         65,846         8,122,476     3,637,093
Pennsylvania Tax-Free ........       349,706         58,533           286,548       121,691

*    Commenced operations March 10, 2003.
**   Formerly Sentinel World Fund. Name change effective July 1, 2002.

90

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(5)  Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 2003 the projected obligation for such benefits had been accrued.

(6)  Subsequent Event:

At the Sentinel Board of Directors Meeting held on June 12, 2003, Thomas H. MacLeay was named Chairman, Chief Executive Officer, and Director/Trustee of Sentinel Group Funds and Sentinel Pennsylvania Tax-Free Trust. Also at the same meeting, Joseph M. Rob was named Chief Operating Officer in addition to his previous titles of President and Director/Trustee.

                                                                              91

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                           Services for Shareholders

How to contact Sentinel

By telephone. Getting in touch with Sentinel is as easy as making a telephone call, or going on the internet.

     You can contact Sentinel Investor Services 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

     The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

     You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

Postal Deliveries:          Express Deliveries:
Sentinel Funds              Sentinel Funds
P.O. Box 1499               One National Life Drive
Montpelier, VT 05601-1499   Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check directly to Sentinel Administrative Service Company.

To invest automatically. Sentinel offers a number of ways to invest automatically.

     To transfer money periodically from your checking or savings account into any Sentinel fund:

     . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Growth Index Fund Automatic Investment Plan minimums: $100 initial, $100 subsequent.)
     .    Decide the frequency of your investment.
     . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.
     . You can also choose to have the amount of your Automatic Investment Plan investments increase by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar cost averaging plan:

     . Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.
     .    Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

     .    Complete the Telephone Investment Service section of the Application.
     . You may use the Telephone Investment Service to transfer any amount from $50 to $50,000. Just call Sentinel Investor Services.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

92

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Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel Service, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel funds

To make a telephone exchange. Call Investor Services before the close of business on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

     . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a fund you already own.
     . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel fund.
     . New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.
     .    Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Investor Services for instructions.

Address. Call Investor Services - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 365 days at no sales charge.

How to redeem shares

By telephone. Call before the close of business on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

     . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.
     . For retirement accounts with American Guaranty & Trust Company (AG&T) serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of Sentinel High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free, New York Tax-Free, Pennsylvania Tax-Free and U.S. Treasury Money Market funds only.

     . The minimum amount per check is $500 ($250 for the U.S. Treasury Money Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.
     .    There is no maximum number of checks per month.
     .    Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Sentinel Service.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

                                                                              93

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Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

     .    You will receive your Portfolio Statement quarterly.
     . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Investor Services for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.5 billion in trust and retirement accounts.

Tax deferred retirement plans. Sentinel Service, as agent for American Guaranty & Trust Co., will act as custodian for:

     .    Individual Retirement Accounts (IRAs)
     .    SIMPLE IRAs
     .    403(b)(7) Plans
     .    Roth IRAs
     .    Roth Conversion IRAs
     .    Coverdell ESA
     .    SEP IRAs

Certificates. You can obtain certificates for your Sentinel Funds shares, but it's not recommended because you must return them when redeeming shares or changing ownership. Also, if certificates are lost or destroyed, you will have to purchase a surety bond from an insurance company to replace them.

Want more information about investing?

Ask your financial advisor or call. We'll be happy to send you more information on the fine Sentinel Companies products and services listed below:

     .    Payroll Savings Direct Deposit
     .    Government Direct Deposit
     .    Asset Allocation - An Investor's Guide
     .    Retirement Planning - The 30 Minute Strategy Kit
     .    403(b) Retirement Plan Kit
     .    Individual Retirement Accounts (IRA) and SIMPLE IRAs
     .    The Roth IRA
     .    Coverdell Education Savings Accounts
     .    The Sentinel Automatic Investment Plan
     .    American Guaranty & Trust Company trust services
     .    Dollar Cost Averaging
     .    Sentinel OnCall 24 automated account interaction service
     .    Sentinel SingleSource Remitter Service
     . Sentinel Destinations retirement plan administration control program for sponsors and administrators

94

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                               Directors/Trustees

The same 12 persons serve as Directors of Sentinel Group Funds, Inc. and Trustees of Sentinel Pennsylvania Tax-Free Trust. Their names and other information about them are set forth below.

                             Position(s)      Term of Office*                                           Number of
                              Held with        and Length of       Principal Occupation(s) During         Funds          Public
Name, Address, Age            the Funds         Time Served                Past Five Years               Overseen     Directorships
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Borda (71)      Director/Trustee   Director/Trustee   Retired; National Life Insurance     2 registered
P.O. Box 6091                                 since 1985         Company - Former Vice Chairman       investment
Carmel, California                                               of the Board, 1985 to 1990,          companies
93923                                                            Director, 1975 to 1991               consisting of
                                                                                                      16 portfolios
------------------------------------------------------------------------------------------------------------------------------------
John D. Feerick (66)       Director/Trustee   Director/Trustee   Fordham University School of Law -   2 registered    Wyeth -
140 West 62nd Street                          since 1984         Dean, 1982 to 2002; Professor of     investment      Director, 1987
New York, New York                                               Law, 2002 to present; Trustee -      companies       to present
10023                                                            New York Medical College, 2000 to    consisting of
                                                                 present; GHI - Director, 1999 to     16 portfolios
                                                                 present; American Arbitration
                                                                 Association - Former Director and
                                                                 Chair
------------------------------------------------------------------------------------------------------------------------------------
Richard I.                 Director/Trustee   Director/Trustee   Retired; Former Vice President and   2 registered
Johannesen, Jr. (68)                          since 1994         Manager - Bond Market Research       investment
87 Whitney Lane                                                  Department, Salomon Brothers Inc.    companies
Stowe, Vermont 05672                                                                                  consisting of
                                                                                                      16 portfolios
------------------------------------------------------------------------------------------------------------------------------------
Keniston P. Merrill        Director/Trustee   Director/Trustee   Retired; Former Chairman of the      2 registered
(66)                                          since 1987         Board of the Company, 1990 to        investment
Brainstorm Farm,                                                 1997; Chairman of the Board of the   companies
P.O. Box 404                                                     Pennsylvania Fund, 1990 to 1997;     consisting of
Randolph, Vermont                                                Sentinel Advisors Company -          16 portfolios
05060                                                            Chairman and Chief Executive
                                                                 Officer, 1993 to 1997; American
                                                                 Guaranty & Trust Company -
                                                                 Director, 1993 to 1997
------------------------------------------------------------------------------------------------------------------------------------
Deborah G. Miller          Director/Trustee   Director/Trustee   Enterprise Catalyst Group - Chief    2 registered
(53)                                          since 1995         Executive Officer, 2003; Egenera -   investment
1117 Hamilton Avenue                                             Chief Executive Officer, 2002 to     companies
Palo Alto, California                                            2003; On Demand, Inc. - Chief        consisting of
94301                                                            Executive Officer, 2001 to 2002;     16 portfolios
                                                                 OPI -  Chief Executive Officer,
                                                                 2001; Covia - Chief Executive
                                                                 Officer, 1999 to 2001; Digital
                                                                 Equipment Corporation - Vice
                                                                 President - Americas Systems
                                                                 Business Unit, 1995 to 1998

* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

--------------------------------------------------------------------------------

                             Position(s)       Term of Office*                                          Number of
                              Held with         and Length of      Principal Occupation(s) During         Funds          Public
Name, Address, Age            the Funds         Time Served                Past Five Years               Overseen      Directorships
-----------------------------------------------------------------------------------------------------------------------------------
John Raisian, Ph.D.        Director/Trustee   Director/Trustee   Hoover Institution at Stanford       2 registered
(53)                                          since 1996         University - Director and Senior     investment
Hoover Institution,                                              Fellow, 1991 to present; Director,   companies
Stanford University                                              Stanford Faculty Club, 1994 to       consisting of
Serra and Galvey Streets                                         present; Member of the Editorial     16 portfolios
Stanford, California                                             Board, Journal of Labor Research,
94305-6010                                                       1983 to present; Member, American
                                                                 Economic Association, World
                                                                 Affairs Council, Council of
                                                                 Foreign Relations, National
                                                                 Association of Scholars
-----------------------------------------------------------------------------------------------------------------------------------
Nancy L. Rose (44)         Director/Trustee   Director/Trustee   Massachusetts Institute of           2 registered
MIT Department of                             since 2003         Technology - Professor of            investment
Economics                                                        Economics, 1985 to present;          companies
50 Memorial Drive                                                National Bureau of Economic          consisting of
Cambridge,                                                       Research - Director of Industrial    16 portfolios
Massachusetts                                                    Organization Research Program,
02142-1347                                                       1990 to present
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Showalter       Director/Trustee   Director/Trustee   Dartmouth-Hitchcock Alliance and     2 registered
(56)                                          since 2003         Mary Hitchcock Memorial Hospital     investment
Dartmouth-Hitchcock                                              - Senior Vice President and Chief    companies
Medical Center                                                   Financial Officer, 1985 to           consisting of
One Medical Center                                               present; Dartmouth-Hitchcock         16 portfolios
Drive                                                            clinic - Senior Vice President and
Lebanon, New                                                     Chief Financial Officer, 1999 to
Hampshire                                                        present; Dartmouth-Hitchcock
                                                                 Medical Center - Treasurer, 1995
                                                                 to present
-----------------------------------------------------------------------------------------------------------------------------------
SusanM.Sterne (56)**       Director/Trustee   Director/Trustee   Economic Analysis Associates, Inc.   2 registered
5 Glen Court                                  since 1990         - President and Chief Economist,     investment
Greenwich,                                                       1979 to present                      companies
Connecticut                                                                                           consisting of
06830-4505                                                                                            16 portfolios
-----------------------------------------------------------------------------------------------------------------------------------
Angela E. Vallot (46)      Director/Trustee   Director/Trustee   Colgate-Palmolive Company - Vice     2 registered
Colgate-Palmolive                             since 1996         President - Global Workplace         investment
Company                                                          Initiatives, 2001 to present;        companies
300 Park Avenue                                                  Texaco, Inc. (major oil company)     consisting of
New York, New York                                               - Director of Stakeholder            16 portfolios
10022                                                            Relations, 1997 to 2001; Of
                                                                 Counsel - Law firm of Arent, Fox,
                                                                 Kintner, Plotkin and Kahn, 1989 -
                                                                 1997; Associate - Law firm of
                                                                 Jones, Day, Reavis and Pogue, 1985
                                                                 -1989; Trustee of the District of
                                                                 Columbia Retirement Board, 1992 -
                                                                 1996

* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.
** Ms. Sterne's son is married to the daughter of John M. Grab, Jr., the Vice President of the Funds.

--------------------------------------------------------------------------------

                                    Officers

Certain information relating to Thomas H. MacLey and Joseph M. Rob, the Director/Trustees who are "interested persons" of the Funds as defined in the Investment Company Act, and to the other officers of the Funds, is set forth below. These individuals are interested persons of the Funds because of their positions with the investment adviser and the principal underwriter of the Funds, and their affiliates.

                              Position(s)     Term of Office***                                      Number of
                               Held with        and Length of     Principal Occupation(s) During       Funds          Public
Name, Address, Age             the Funds         Time Served              Past Five Years            Overseen      Directorships
--------------------------------------------------------------------------------------------------------------------------------
Thomas H. MacLeay          Chairman, and      Chairman since      National Life Group - Chairman   2 registered
(54)                       Director/Trustee   2003                of the Board and Chief           investment
National Life Drive                                               Executive Officer, 2002 to       companies
Montpelier, Vermont                                               present; President and Chief     consisting of
05604                                                             Operating Officer, 1996          16 portfolios
                                                                  to 2001; National Life
                                                                  Insurance Company - Chief
                                                                  Financial Officer, 1991 to
                                                                  1996; various investment
                                                                  management, corporate
                                                                  planning and financial roles,
                                                                  1975 to 1991
--------------------------------------------------------------------------------------------------------------------------------
Joseph M. Rob (60)         President and      Chairman 2002       Sentinel Management Company -    2 registered
National Life Drive        Director/Trustee   to 2003,            Chief Executive Officer, 1993    investment
Montpelier, Vermont                           President since     to present; Sentinel Financial   companies
05604                                         1990 and            Services Company - Chief         consisting of
                                              Director/Trustee    Executive Officer, 1993 to       16 portfolios
                                              since 1996          present; Sentinel
                                                                  Administrative Services
                                                                  Company - Chief Executive
                                                                  Officer, 1993 to present;
                                                                  Equity Services, Inc. -
                                                                  Chairman and Director, 1985
                                                                  to present; President, 1997 to
                                                                  present; American Guaranty &
                                                                  Trust Company - Chairman and
                                                                  Director, 1993 to present
--------------------------------------------------------------------------------------------------------------------------------
John M. Grab, Jr.,         Vice President     Vice President      Sentinel Management Company -    2 registered
C.P.A. (57)                and Chief          since 1988,         Senior Vice President, 1993 to   investment
National Life Drive        Financial          Chief Financial     present; Sentinel                companies
Montpelier, Vermont        Officer            Officer since       Administrative Service Company   consisting of
05604                                         2002                - Senior Vice President, 1993    16 portfolios
                                                                  to present; ESI - Senior Vice
                                                                  President and Chief Financial
                                                                  Officer, 1988 to present;
                                                                  American Institute of
                                                                  Certified Public Accountants;
                                                                  The Vermont Society of
                                                                  Certified Public Accountants

*** Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

--------------------------------------------------------------------------------

                              Position(s)     Term of Office***                                      Number of
                               Held with        and Length of     Principal Occupation(s) During       Funds          Public
Name, Address, Age             the Funds         Time Served              Past Five Years            Overseen      Directorships
--------------------------------------------------------------------------------------------------------------------------------
Thomas P. Malone           Vice President     Vice President      Sentinel Administrative          2 registered
(46)                       and Treasurer      and Treasurer       Service Company - Vice           investment
National Life Drive                           since 1997          President, 1997 to present;      companies
Montpelier, Vermont                                               Assistant Vice President,        consisting of
05604                                                             1990 to 1997; Sentinel Group     16 portfolios
                                                                  Funds, Inc. - Vice President &
                                                                  Treasurer, 1997 to present;
                                                                  Assistant Vice President, 1990
                                                                  to 1997
--------------------------------------------------------------------------------------------------------------------------------
D. Russell Morgan          Secretary          Secretary since     National Life - Assistant        2 registered
(47)                                          1988                General Counsel, 2001 to         investment
National Life Drive                                               present; Senior Counsel, 2000    companies
Montpelier, Vermont                                               to 2001; Counsel, 1994 to        consisting of
05604                                                             2000; ESI - Counsel, 1986 to     16 portfolios
                                                                  present; Sentinel Advisors
                                                                  Company - Sentinel Financial
                                                                  Services Company - Sentinel
                                                                  Administrative Service Company
                                                                  - Counsel, 1993 to present

Investment Adviser                    Custodian and Dividend Paying Agent
Sentinel Advisors Company             State Street Bank - Kansas City

Principal Underwriter                 Transfer Agent, Shareholder Servicing
Sentinel Financial Services Company   Agent and Administrator
                                      Sentinel Administrative Service Company

Counsel
Sidley Austin Brown & Wood LLP

Independent Accountants
PricewaterhouseCoopers LLP

*** Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

--------------------------------------------------------------------------------

                                 A Brief History

     The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

     Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

     Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Mid Cap Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Six more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund, Sentinel High Yield Bond Fund, Sentinel Growth Index Fund, Sentinel Flex Cap Opportunity Fund and Sentinel Capital Markets Income Fund were introduced on September 2, 1986, October 1, 1990, June 23, 1997, September 10, 1999, February 25, 2000 and March 10, 2003,
respectively.

     In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. Also organized as a series fund, the "Cash Fund" was was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

     On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. were Sentinel Small Company Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds was Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group. Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

     On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

     Effective June 30, 2002, Provident Mutual sold its interest in the partnership to National Life.

     The sixteen funds in the Sentinel Family of Funds, which includes the fifteen funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.1 billion which are managed on behalf of shareholders in approximately 176,000 individual, corporate and institutional accounts. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

--------------------------------------------------------------------------------

                       This page left blank intentionally.

[LOGO] Sentinel Funds
       Integrity Since 1934

Sentinel Flex Cap Opportunity Fund

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel International Equity Fund

Sentinel Growth Index Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel High Yield Bond Fund

Sentinel Capital Markets Income Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

Member of
Forum for Investor Advice
Investment Professionals Helping Investors

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
                                                             -------------
Distributed by                                                 Bulk Rate
Sentinel Financial Services Company                          U.S. Postage
National Life Drive                                               PAID
Montpelier, Vermont 05604                                    Lancaster, PA
(800) 233-4332                                               Permit No. 91
www.sentinelfunds.com                                        -------------

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial and accounting officer, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, have concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

ITEM 10. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES

                            ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:  /s/ Thomas H. MacLeay
-------------------------------------
Name:  Thomas H. MacLeay
Title: Chairman & Chief Executive Officer

Date:  August 7, 2003
-------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Thomas H. MacLeay
-------------------------------------
Name:   Thomas H. MacLeay
Title:  Chairman & Chief Executive Officer

Date:    August 7, 2003
-------------------------------------

By:  /s/  John M. Grab, Jr.
-------------------------------------
Name:   John M. Grab, Jr.
Title:  Vice President & Chief Financial Officer

Date:    August 7, 2003
-------------------------------------